UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22819

                            ETFis Series Trust I
(Exact name of registrant as specified in charter)

1540 Broadway, 16th Floor
                            New York, NY 10036
(Address of principal executive offices) (Zip code)

ETFis Series Trust I

c/o Corporation Service Company

2711 Centerville Road, Suite 400

               Wilmington, DE 19808
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 593-4383

Date of fiscal year end: October 31

Date of reporting period: April 30, 2019

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

ETFis Series Trust I

INFRACAP REIT PREFERRED ETF
VIRTUS GLOVISTA EMERGING MARKETS ETF
VIRTUS INFRACAP U.S. PREFERRED STOCK ETF
VIRTUS LIFESCI BIOTECH CLINICAL TRIALS ETF
VIRTUS LIFESCI BIOTECH PRODUCTS ETF
VIRTUS NEWFLEET MULTI-SECTOR BOND ETF
VIRTUS PRIVATE CREDIT STRATEGY ETF
VIRTUS REAL ASSET INCOME ETF
VIRTUS WMC GLOBAL FACTOR OPPORTUNITIES ETF
INFRACAP MLP ETF

SEMI-ANNUAL REPORT

April 30, 2019

Shareholder Letter (unaudited)

June 2019

Dear Shareholder:

On behalf of Virtus ETF Advisers LLC (the “Adviser”), I am pleased to present the shareholder report for the ETFis Series Trust I (the “Trust”) for the semiannual fiscal period ended April 30, 2019.

The Adviser is part of Virtus Investment Partners, a distinctive partnership of boutique investment managers singularly committed to the long-term success of individual and institutional investors.

The report provides financial statements and portfolio information for the following funds within the Trust:

•	InfraCap REIT Preferred ETF (PFFR)
•	Virtus Glovista Emerging Markets ETF (EMEM)
•	Virtus InfraCap U.S. Preferred Stock ETF (PFFA)
•	Virtus LifeSci Biotech Clinical Trials ETF (BBC)
•	Virtus LifeSci Biotech Products ETF (BBP)
•	Virtus Newfleet Multi-Sector Bond ETF (NFLT)
•	Virtus Private Credit Strategy ETF (VPC)
•	Virtus Real Asset Income ETF (VRAI)
•	Virtus WMC Global Factor Opportunities ETF (VGFO)
•	InfraCap MLP ETF (AMZA)

On behalf of the Adviser and our fund subadvisers, thank you for your investment. If you have questions, please contact your financial adviser, or call 1-888-383-0553. For more information about the fund and the other ETFs we offer, we invite you to visit our website, www.virtusetfs.com.

Sincerely,

William Smalley
President

ETFis Series Trust I

This material must be accompanied or preceded by the prospectus.

Portfolio Composition

April 30, 2019 (unaudited)

Asset Allocation as of 04/30/2019 (based on net assets)
InfraCap REIT Preferred ETF
Real Estate	69.0%
Financials	29.3%
Other Assets in Excess of Liabilities	1.7%
Total	100.0%

Virtus Glovista Emerging Markets ETF
Financials	28.1%
Energy	10.2%
Consumer Staples	8.6%
Consumer Discretionary	8.2%
Materials	8.0%
Communication Services	7.7%
Information Technology	7.2%
Industrials	6.5%
Utilities	3.3%
Real Estate	2.6%
Health Care	1.7%
Equity Fund	5.2%
Other Assets in Excess of Liabilities	2.7%
Total	100.0%

Virtus InfraCap U.S. Preferred Stock ETF
Financials	48.2%*
Real Estate	44.4%*
Energy	15.4%
Utilities	7.4%
Industrials	5.8%
Communication Services	1.5%
Equity Fund	(3.9)%
Written Options	(0.2)%
Liabilities in Excess of Other Assets	(18.6)%
Total	100.0%

*	Amounts represent investments in particular sectors. No industry within these sectors represented more than 25% of the Fund’s total assets at the time of investment.

Portfolio Composition (continued)

April 30, 2019 (unaudited)
Asset Allocation as of 04/30/2019 (based on net assets)

Virtus LifeSci Biotech Clinical Trials ETF
Health Care	98.7%
Materials	1.1%
Money Market Fund	8.8%
Liabilities in Excess of Other Assets	(8.6)%
Total	100.0%

Virtus LifeSci Biotech Products ETF
Health Care	99.8%
Money Market Fund	7.1%
Liabilities in Excess of Other Assets	(6.9)%
Total	100.0%

Virtus Newfleet Multi-Sector Bond ETF
Corporate Bonds	13.1%
Term Loans	11.0%
Foreign Bonds	8.7%
U.S. Treasury Notes	4.7%
Mortgage Backed Securities	3.8%
Asset Backed Securities	2.4%
Money Market Fund	10.5%
Other Assets in Excess of Liabilities	45.8%*
Total	100.0%

*	Amounts represent receivables from unsettled trades and certain other assets, net of liabilities.

Portfolio Composition (continued)

April 30, 2019 (unaudited)
Virtus Private Credit Strategy ETF
Financials	62.2%
Closed End Funds	36.0%
Other Assets in Excess of Liabilities	1.8%
Total	100.0%

Virtus Real Asset Income ETF
Real Estate	31.9%
Energy	30.3%
Materials	19.9%
Communication Services	6.5%
Utilities	4.6%
Financials	2.3%
Consumer Staples	2.3%
Industrials	1.3%
Other Assets in Excess of Liabilities	0.9%
Total	100.0%

Virtus WMC Global Factor Opportunities ETF
Financials	27.1%
Information Technology	14.1%
Industrials	10.1%
Consumer Discretionary	9.7%
Consumer Staples	9.1%
Health Care	7.0%
Utilities	5.1%
Communication Services	4.9%
Real Estate	4.3%
Energy	3.8%
Materials	3.6%
Other Assets in Excess of Liabilities	1.2%
Total	100.0%

*	Amounts represent investments in particular sectors. No industry within these sectors represented more than 25% of the Fund’s total assets at the time of investment.

Portfolio Composition (continued)

April 30, 2019 (unaudited)
InfraCap MLP ETF
Energy	125.4%
Purchased Options	0.0%*
Written Options	(0.4)%
Liabilities in Excess of Other Assets	(25.0)%
Total	100.0%

*	Amount rounds to less than 0.05%.

Shareholder Expense Examples (unaudited)

We believe it is important for you to understand the impact of costs on your investment. All funds have operating expenses. As a shareholder of the ETFis Series Trust I Funds (each, a “Fund”) you may incur two types of costs: (1) transaction costs, which include brokerage commissions that you pay when purchasing or selling shares of a Fund; and (2) ongoing costs, which include advisory fees and other fund expenses, if any. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held throughout the entire period (November 1, 2018 to April 30, 2019), except as noted in footnotes below.

Actual expenses

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line under each Fund in the table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds.

In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11/01/18	Ending Account Value 4/30/19	Annualized Expense Ratios(2)	Expenses Paid During the Period
InfraCap REIT Preferred ETF
Actual	$1000.00	$1,065.50	0.45%	$2.30(3)
Hypothetical(1)	$1000.00	$1,022.56	0.45%	$2.26(4)
Virtus Glovista Emerging Markets ETF
Actual	$1000.00	$1,105.50	0.65%	$3.39(3)
Hypothetical(1)	$1000.00	$1,021.57	0.65%	$3.26(4)
Virtus InfraCap U.S. Preferred Stock ETF
Actual	$1000.00	$1,086.20	0.80%	$4.14(3)
Hypothetical(1)	$1000.00	$1,020.83	0.80%	$4.01(4)
Virtus LifeSci Biotech Clinical Trials ETF
Actual	$1000.00	$1,034.80	0.79%	$3.99(3)
Hypothetical(1)	$1000.00	$1,020.88	0.79%	$3.96(4)
Virtus LifeSci Biotech Products ETF
Actual	$1000.00	$1,153.00	0.79%	$4.22(3)
Hypothetical(1)	$1000.00	$1,020.88	0.79%	$3.96(4)
Virtus Newfleet Multi-Sector Bond ETF
Actual	$1000.00	$1,042.30	0.80%	$4.05(3)
Hypothetical(1)	$1000.00	$1,020.83	0.80%	$4.01(4)
Virtus Private Credit Strategy ETF
Actual	$1000.00	$1,051.40	0.75%	$1.73(5)
Hypothetical(1)	$1000.00	$1,009.55	0.75%	$3.74(4)
Virtus Real Asset Income ETF
Actual	$1000.00	$1,030.90	0.55%	$1.25(5)
Hypothetical(1)	$1000.00	$1,010.00	0.55%	$2.74(4)
Virtus WMC Global Factor Opportunities ETF
Actual	$1000.00	$1,089.90	0.49%	$2.54(3)
Hypothetical(1)	$1000.00	$1,022.36	0.49%	$2.46(4)
InfraCap MLP ETF
Actual	$1000.00	$993.20	0.95%	$4.69(3)
Hypothetical(1)	$1000.00	$1,020.08	0.95%	$4.76(4)

1	Assuming 5% return before expenses.
2	Annualized expense ratios reflect expenses net of waived fees or reimbursed expenses, if applicable.
3	Expenses are calculated using each Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 181/365 (to reflect the six-month period).
4	Hypothetical expenses are calculated using the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 181/365 (to reflect the six-month period).
5	Actual expenses are calculated using the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 82/365 (to reflect the period February 8, 2019 to April 30, 2019).

Schedule of Investments — InfraCap REIT Preferred ETF

April 30, 2019 (unaudited)
Security Description	Shares	Value
PREFERRED STOCKS — 98.3%

Financials — 29.3%
AGNC Investment Corp., Series C, 7.00%	15,096	$390,987
Annaly Capital Management, Inc., Series F, 6.95%	33,444	857,504
Annaly Capital Management, Inc., Series G, 6.50%	19,741	486,221
Apollo Global Management LLC, Series B, 6.38%	13,935	350,326
Arch Capital Group Ltd., Series F, 5.45%	15,328	374,923
ARMOUR Residential REIT, Inc., Series B, 7.88%	7,396	185,862
Capstead Mortgage Corp., Series E, 7.50%	11,994	303,088
Chimera Investment Corp., Series A, 8.00%	6,735	172,281
Chimera Investment Corp., Series B, 8.00%	15,096	385,552
Chimera Investment Corp., Series C, 7.75%	12,077	307,601
Invesco Mortgage Capital, Inc., Series B, 7.75%	7,200	191,160
Invesco Mortgage Capital, Inc., Series C, 7.50%	13,354	338,658
KKR & Co., Inc., Series A, 6.75%	16,025	424,502
KKR & Co., Inc., Series B, 6.50%	7,200	189,792
MFA Financial, Inc., Series B, 7.50%	9,290	236,152
New York Mortgage Trust, Inc., Series D, 8.00%	6,677	161,450
PennyMac Mortgage Investment Trust, Series A, 8.13%	5,342	137,129
PennyMac Mortgage Investment Trust, Series B, 8.00%	9,058	232,428
Two Harbors Investment Corp., Series A, 8.13%	6,677	178,410
Two Harbors Investment Corp., Series B, 7.63%	13,354	334,918
Two Harbors Investment Corp., Series C, 7.25%	13,703	338,738
Two Harbors Investment Corp., Series E, 7.50%	9,290	226,304
Total Financials		6,803,986

Real Estate — 69.0%
American Homes 4 Rent, Series D, 6.50%	12,483	330,175
American Homes 4 Rent, Series E, 6.35%	10,683	282,031
American Homes 4 Rent, Series F, 5.88%	7,200	178,920
American Homes 4 Rent, Series G, 5.88%	5,342	133,283
American Homes 4 Rent, Series H, 6.25%	5,342	136,542
Ashford Hospitality Trust, Inc., Series F, 7.38%	5,574	130,933
Ashford Hospitality Trust, Inc., Series G, 7.38%	7,200	164,808
Ashford Hospitality Trust, Inc., Series H, 7.50%	4,413	102,426
Ashford Hospitality Trust, Inc., Series I, 7.50%	6,271	146,365
Bluerock Residential Growth REIT, Inc., Series A, 8.25%	6,643	176,039
Boston Properties, Inc., Series B, 5.25%	9,290	235,409
Brookfield Property REIT, Inc., Series A, 6.38%	11,612	293,667
Cedar Realty Trust, Inc., Series C, 6.50%	5,806	129,880
City Office REIT, Inc., Series A, 6.63%	5,202	128,749
Colony Capital, Inc., Series B, 8.25%	7,100	178,281
Colony Capital, Inc., Series E, 8.75%	11,612	290,648
Colony Capital, Inc., Series H, 7.13%	13,354	269,217
Colony Capital, Inc., Series I, 7.15%	16,025	326,910
Colony Capital, Inc., Series J, 7.13%	14,690	297,766
Digital Realty Trust, Inc., Series C, 6.63%	9,348	249,779
Digital Realty Trust, Inc., Series G, 5.88%	11,612	292,622
Digital Realty Trust, Inc., Series I, 6.35%	11,612	301,099
Digital Realty Trust, Inc., Series J, 5.25%	9,290	228,998
EPR Properties, Series G, 5.75%	6,967	171,110
Farmland Partners, Inc., Series B, 6.00%	6,964	165,604

Security Description	Shares	Value
PREFERRED STOCKS (continued)

Real Estate (continued)
Federal Realty Investment Trust, Series C, 5.00%	6,967	$167,765
Global Net Lease, Inc., Series A, 7.25%	6,290	161,024
Hersha Hospitality Trust, Series D, 6.50%	8,944	210,184
Hersha Hospitality Trust, Series E, 6.50%	4,647	109,669
Investors Real Estate Trust, Series C, 6.63%	4,782	119,550
iStar, Inc., Series I, 7.50%	5,806	147,240
Kimco Realty Corp., Series I, 6.00%	18,580	469,888
Kimco Realty Corp., Series J, 5.50%	10,451	256,781
Kimco Realty Corp., Series K, 5.63%	8,129	202,412
Kimco Realty Corp., Series L, 5.13%	10,451	244,031
Kimco Realty Corp., Series M, 5.25%	12,286	285,158
Monmouth Real Estate Investment Corp., Series C, 6.13%	13,391	324,330
National Retail Properties, Inc., Series E, 5.70%	13,354	331,179
National Retail Properties, Inc., Series F, 5.20%	16,025	384,760
National Storage Affiliates Trust, Series A, 6.00%	8,013	203,290
Pebblebrook Hotel Trust, Series D, 6.38%	5,806	150,027
Pennsylvania Real Estate Investment Trust, Series C, 7.20%	8,013	174,283
Pennsylvania Real Estate Investment Trust, Series D, 6.88%	5,806	124,829
PS Business Parks, Inc., Series U, 5.75%	10,683	271,776
PS Business Parks, Inc., Series V, 5.70%	5,109	130,279
PS Business Parks, Inc., Series W, 5.20%	8,814	213,739
PS Business Parks, Inc., Series X, 5.25%	10,683	263,870
PS Business Parks, Inc., Series Y, 5.20%	9,290	224,075
Public Storage, Series A, 5.88%	5,121	130,278
Public Storage, Series B, 5.40%	8,085	204,551
Public Storage, Series C, 5.13%	5,390	132,864
Public Storage, Series D, 4.95%	8,759	213,019
Public Storage, Series E, 4.90%	9,433	224,411
Public Storage, Series F, 5.15%	7,546	186,160
Public Storage, Series G, 5.05%	8,085	200,751
Public Storage, Series U, 5.63%	7,749	194,965
Public Storage, Series V, 5.38%	13,341	331,124
Public Storage, Series W, 5.20%	13,476	333,127
Public Storage, Series X, 5.20%	6,064	151,600
QTS Realty Trust, Inc., Series A, 7.13%	4,970	129,071
Senior Housing Properties Trust, 5.63%	16,257	349,526
Senior Housing Properties Trust, 6.25%	11,612	287,165
SITE Centers Corp., Series A, 6.38%	8,129	207,046
SITE Centers Corp., Series K, 6.25%	6,967	178,355
Spirit Realty Capital, Inc., Series A, 6.00%	8,013	194,956
Summit Hotel Properties, Inc., Series E, 6.25%	7,432	176,436
Taubman Centers, Inc., Series J, 6.50%	8,942	229,183
UMH Properties, Inc., Series C, 6.75%	6,677	167,192
Urstadt Biddle Properties, Inc., Series H, 6.25%	5,342	139,426
Vornado Realty Trust, Series K, 5.70%	13,935	351,998
Vornado Realty Trust, Series L, 5.40%	13,935	344,055
Vornado Realty Trust, Series M, 5.25%	14,841	350,990
Washington Prime Group, Inc., Series H, 7.50%	4,645	99,868
Total Real Estate		16,019,517
TOTAL INVESTMENTS — 98.3%
(Cost $22,836,648)		22,823,503
Other Assets in Excess of Liabilities — 1.7%		402,800
Net Assets — 100.0%		$23,226,303

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — InfraCap REIT Preferred ETF (continued)

April 30, 2019 (unaudited)
The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of April 30, 2019 (See Note 2 in the Notes to Financial Statements):

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Preferred Stocks	$22,823,503	$—	$—	$22,823,503
Total	$22,823,503	$—	$—	$22,823,503

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — Virtus Glovista Emerging Markets ETF

April 30, 2019 (unaudited)
Security Description	Shares	Value
Common Stocks — 91.3%

Brazil — 5.4%
Ambev SA(1)	6,492	$30,577
Atacadao SA	859	4,644
B3 SA — Brasil Bolsa Balcao	3,011	26,454
Banco Bradesco SA(1)	6,135	55,583
Banco do Brasil SA	1,710	21,666
Banco Santander Brasil SA	5,131	58,898
BB Seguridade Participacoes SA	1,001	7,214
BR Malls Participacoes SA	1,321	4,144
BRF SA*	1,181	9,352
CCR SA	1,778	5,301
Cia de Saneamento Basico do Estado de Sao Paulo	461	5,526
Cielo SA	1,821	3,567
Cosan SA	232	2,773
Embraer SA(1)	264	5,283
Engie Brasil Energia SA	383	4,346
Equatorial Energia SA*	307	6,428
Estacio Participacoes SA	396	2,745
Gerdau SA(1)	1,629	5,832
Hapvida Participacoes e Investimentos SA(2)	1,021	7,879
Hypera SA	499	3,573
IRB Brasil Resseguros SA	305	7,304
Itau Unibanco Holding SA(1)	7,246	62,678
Kroton Educacional SA	2,392	5,948
Localiza Rent a Car SA	814	7,515
Lojas Renner SA	1,029	12,303
Magazine Luiza SA	100	4,878
Multiplan Empreendimentos Imobiliarios SA	592	3,617
Natura Cosmeticos SA	223	2,971
Notre Dame Intermedica Participacoes SA	801	7,174
Petrobras Distribuidora SA	540	3,264
Petroleo Brasileiro SA(1)	3,635	50,163
Raia Drogasil SA	338	5,960
Rumo SA*	1,586	7,321
Sul America SA	618	4,917
Suzano SA	837	8,694
TIM Participacoes SA	1,276	3,804
Transmissora Alianca de Energia Eletrica SA	526	3,521
Ultrapar Participacoes SA	1,258	6,737
Vale SA(1)	4,766	60,910
WEG SA	1,182	5,601
Total Brazil		547,065

Chile — 6.3%
Aguas Andinas SA Class A	25,971	14,954
Banco de Chile	257,960	37,847
Banco de Credito e Inversiones SA	427	28,431
Banco Santander Chile	623,628	43,828
Cencosud SA	14,198	26,937
Cia Cervecerias Unidas SA	1,535	21,213
Colbun SA	96,568	21,586
Empresa Nacional de Telecomunicaciones SA	1,358	14,221
Empresas CMPC SA	16,218	54,590
Empresas COPEC SA	4,034	50,626
Enel Americas SA	250,793	44,008
Enel Chile SA	267,724	26,978
Engie Energia Chile SA	5,030	9,647
Itau CorpBanca	1,435,662	12,824
Latam Airlines Group SA	3,068	30,426

Security Description	Shares	Value
Common Stocks (continued)

Chile (continued)
Parque Arauco SA*	6,128	$16,919
Quinenco SA	2,845	7,666
SACI Falabella	10,347	76,383
Sociedad Matriz del Banco de Chile SA Class B	110,527	54,180
Sociedad Quimica y Minera de Chile SA(1)	1,040	37,066
Vina Concha y Toro SA	4,449	9,367
Total Chile		639,697

China — 6.9%
51job, Inc.*(1)	30	2,770
AAC Technologies Holdings, Inc.	391	2,527
Agricultural Bank of China Ltd. Class H	16,065	7,413
Alibaba Group Holding Ltd.*(1)	394	73,115
Anhui Conch Cement Co. Ltd. Class H	611	3,727
ANTA Sports Products Ltd.	402	2,834
Autohome, Inc.*(1)	59	6,814
Baidu, Inc.*(1)	138	22,940
Bank of China Ltd. Class H	43,432	20,706
Bank of Communications Co. Ltd. Class H	8,390	7,069
Bilibili, Inc.*(1)	113	2,011
BYD Co. Ltd. Class H	380	2,587
China CITIC Bank Corp. Ltd. Class H	4,752	3,047
China Conch Venture Holdings Ltd.	658	2,223
China Construction Bank Corp. Class H	124,118	109,644
China Evergrande Group	710	2,276
China Life Insurance Co. Ltd. Class H	3,898	11,031
China Merchants Bank Co. Ltd. Class H	2,035	10,078
China Pacific Insurance Group Co. Ltd. Class H	1,473	6,037
China Petroleum & Chemical Corp. Class H	13,534	10,403
China Shenhua Energy Co. Ltd. Class H	1,782	3,939
China Telecom Corp. Ltd. Class H	7,271	3,763
China Tower Corp. Ltd. Class H(2)	25,984	7,022
China Vanke Co. Ltd. Class H	508	1,965
CITIC Securities Co. Ltd. Class H	953	2,060
Country Garden Holdings Co. Ltd.	3,763	6,063
Ctrip.com International Ltd.*(1)	146	6,431
ENN Energy Holdings Ltd.	401	3,788
Hengan International Group Co. Ltd.	277	2,442
Huazhu Group Ltd.(1)	525	22,260
Industrial & Commercial Bank of China Ltd. Class H	45,218	33,950
iQIYI, Inc.*(1)	173	3,825
JD.com, Inc.*(1)	621	18,798
Longfor Group Holdings Ltd.	799	2,943
Meituan Dianping Class B*	2,038	14,808
Momo, Inc.(1)	67	2,350
NetEase, Inc.(1)	65	18,494
New China Life Insurance Co. Ltd. Class H	492	2,725
New Oriental Education & Technology Group, Inc.*(1)	61	5,823
PetroChina Co. Ltd. Class H	10,982	6,972
PICC Property & Casualty Co. Ltd. Class H	1,925	2,162
Ping An Insurance Group Co. of China Ltd. Class H	2,871	34,566
Postal Savings Bank of China Co. Ltd. Class H(2)	4,141	2,518
Sunac China Holdings Ltd.	1,191	6,141
Sunny Optical Technology Group Co. Ltd.	366	4,463
TAL Education Group*(1)	89	3,424

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — Virtus Glovista Emerging Markets ETF (continued)

April 30, 2019 (unaudited)
Security Description	Shares	Value
Common Stocks (continued)

China (continued)

Tencent Holdings Ltd.	3,000	$148,379
Wuxi Biologics Cayman, Inc.*(2)	294	2,957
Xiaomi Corp. Class B*(2)	4,038	6,187
Yum China Holdings, Inc.	196	9,318
Total China		699,788

India — 1.7%
Axis Bank Ltd.*(3)	165	8,976
Dr Reddy’s Laboratories Ltd.(1)	47	1,969
Dr Reddy’s Laboratories Ltd.(1)	5	209
HDFC Bank Ltd.(1)	606	69,478
ICICI Bank Ltd.(1)	3,280	37,556
Infosys Ltd.(1)	151	1,625
Larsen & Toubro Ltd.(3)	1,130	21,741
Mahindra & Mahindra Ltd.(3)	368	3,367
Reliance Industries Ltd.(2)(3)	378	15,139
State Bank of India*(3)	207	9,253
Tata Motors Ltd.*(1)	365	5,621
Vedanta Ltd.(1)	84	803
Total India		175,737

Indonesia — 5.6%
Ace Hardware Indonesia Tbk PT	24,148	2,796
Adaro Energy Tbk PT	52,468	4,805
Astra International Tbk PT	86,625	46,352
Bank Central Asia Tbk PT	43,851	88,471
Bank Danamon Indonesia Tbk PT	5,612	3,485
Bank Mandiri Persero Tbk PT*	78,600	42,609
Bank Negara Indonesia Persero Tbk PT*	31,585	21,278
Bank Rakyat Indonesia Persero Tbk PT*	527,153	161,660
Bank Tabungan Negara Persero Tbk PT*	18,307	3,250
Barito Pacific Tbk PT	18,766	5,307
Bumi Serpong Damai Tbk PT*	27,685	2,788
Charoen Pokphand Indonesia Tbk PT	36,538	13,526
Ciputra Development Tbk PT	44,825	3,555
Gudang Garam Tbk PT	1,661	9,847
Hanjaya Mandala Sampoerna Tbk PT	31,217	7,667
Indah Kiat Pulp & Paper Corp Tbk PT	9,694	5,034
Indocement Tunggal Prakarsa Tbk PT	6,171	9,527
Indofood CBP Sukses Makmur Tbk PT	8,996	6,139
Indofood Sukses Makmur Tbk PT	17,558	8,563
Jasa Marga Persero Tbk PT*	29,657	12,695
Kalbe Farma Tbk PT	70,630	7,658
Pabrik Kertas Tjiwi Kimia Tbk PT	4,507	3,187
Pakuwon Jati Tbk PT	66,124	3,318
Perusahaan Gas Negara Persero Tbk	37,281	6,070
Sarana Menara Nusantara Tbk PT	92,735	5,044
Semen Indonesia Persero Tbk PT	10,177	9,641
Telekomunikasi Indonesia Persero Tbk PT	193,575	51,484
Unilever Indonesia Tbk PT	5,346	17,070
United Tractors Tbk PT	5,544	10,573
Total Indonesia		573,399

Malaysia — 5.5%
AirAsia Group Bhd	8,215	5,424
Alliance Bank Malaysia Bhd	5,041	4,950
AMMB Holdings Bhd	5,354	5,788
Axiata Group Bhd	31,873	30,605
British American Tobacco Malaysia Bhd	522	4,401

Security Description	Shares	Value
Common Stocks (continued)

Malaysia (continued)
Bursa Malaysia Bhd	2,045	$3,339
Carlsberg Brewery Malaysia Bhd	586	3,580
CIMB Group Holdings Bhd	38,758	49,402
Dialog Group Bhd	19,813	15,431
DiGi.Com Bhd	10,384	11,553
Fraser & Neave Holdings Bhd	396	3,343
Gamuda Bhd	6,395	5,414
Genting Bhd	11,256	19,166
Genting Malaysia Bhd	12,338	9,490
HAP Seng Consolidated Bhd	1,615	3,859
Hartalega Holdings Bhd	4,670	5,681
Heineken Malaysia Bhd	548	3,247
Hong Leong Bank Bhd	1,509	7,292
Hong Leong Financial Group Bhd	709	3,296
IHH Healthcare Bhd	23,391	31,456
IJM Corp. Bhd	8,507	4,815
Inari Amertron Bhd	9,187	3,844
IOI Corp. Bhd	6,835	7,456
Kuala Lumpur Kepong Bhd	1,250	7,480
Malayan Banking Bhd	23,067	51,607
Malaysia Airports Holdings Bhd	6,387	11,787
Maxis Bhd	5,243	6,797
MISC Bhd	3,172	5,294
Nestle Malaysia Bhd	177	6,255
Petronas Chemicals Group Bhd	9,481	20,638
Petronas Dagangan Bhd	672	3,930
Petronas Gas Bhd	1,682	7,193
PPB Group Bhd	1,637	7,428
Press Metal Aluminium Holdings Bhd	4,989	5,732
Public Bank Bhd	12,850	69,930
QL Resources Bhd	2,023	3,337
RHB Bank Bhd	8,211	11,836
Sime Darby Bhd	10,881	6,106
Sime Darby Plantation Bhd	11,679	14,576
Telekom Malaysia Bhd	9,551	6,722
Tenaga Nasional Bhd	21,983	65,292
Top Glove Corp. Bhd	5,749	6,772
Total Malaysia		561,544

Mexico — 7.4%
Alfa SAB de CV Class A	20,204	20,420
Alsea SAB de CV*	1,513	3,382
America Movil SAB de CV Class L(1)	5,052	74,618
Arca Continental SAB de CV	1,210	6,868
Banco del Bajio SA*(2)	3,454	7,426
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand Class B	6,639	11,150
Becle SAB de CV	2,075	3,261
Bolsa Mexicana de Valores SAB de CV	1,676	3,456
Cemex SAB de CV*(1)	3,942	18,133
Concentradora Fibra Danhos SA de CV	3,857	5,642
Corp. Inmobiliaria Vesta SAB de CV	1,633	2,575
El Puerto de Liverpool SAB de CV	570	3,690
Fibra Uno Administracion SA de CV	11,704	17,447
Fomento Economico Mexicano SAB de CV(1)	687	67,044
Gentera SAB de CV	4,528	4,132
GMexico Transportes SAB de CV(2)	17,188	21,034
Gruma SAB de CV Class B	1,661	16,602
Grupo Aeroportuario del Centro Norte SAB de CV	908	5,594

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — Virtus Glovista Emerging Markets ETF (continued)

April 30, 2019 (unaudited)
Security Description	Shares	Value
Common Stocks (continued)

Mexico (continued)
Grupo Aeroportuario del Pacifico SAB de CV Class B	1,358	$13,808
Grupo Aeroportuario del Sureste SAB de CV Class B	803	13,226
Grupo Bimbo SAB de CV, Series A	17,763	39,559
Grupo Carso SAB de CV, Series A1	8,946	34,689
Grupo Cementos de Chihuahua SAB de CV	871	4,991
Grupo Elektra SAB DE CV	219	11,649
Grupo Financiero Banorte SAB de CV Class O	10,932	69,100
Grupo Financiero Inbursa SAB de CV Class O	25,734	39,393
Grupo Herdez SAB de CV	1,755	3,761
Grupo Lala SAB de CV	9,809	13,091
Grupo Mexico SAB de CV, Series B	14,371	42,140
Grupo Televisa SAB(1)	2,031	20,594
Industrias Penoles SAB de CV	384	4,407
Infraestructura Energetica Nova SAB de CV	2,414	10,552
Kimberly-Clark de Mexico SAB de CV Class A*	6,222	10,755
Megacable Holdings SAB de CV	3,438	15,145
Mexichem SAB de CV	4,009	9,307
Nemak SAB de CV(2)	8,806	4,808
PLA Administradora Industrial S de RL de CV	2,122	3,529
Prologis Property Mexico SA de CV	1,853	3,963
Promotora y Operadora de Infraestructura SAB de CV	1,469	14,943
Qualitas Controladora SAB de CV*	1,312	3,480
Regional SAB de CV	953	5,193
Telesites SAB de CV*	9,434	6,410
Wal-Mart de Mexico SAB de CV	19,517	57,354
Total Mexico		748,321

Philippines — 4.9%
Aboitiz Equity Ventures, Inc.	11,917	12,715
Aboitiz Power Corp.	6,997	5,062
Alliance Global Group, Inc.	21,026	6,036
Ayala Corp.	1,668	28,935
Ayala Land, Inc.	45,866	43,083
Bank of the Philippine Islands	10,529	17,143
BDO Unibank, Inc.	13,165	33,852
Bloomberry Resorts Corp.	19,238	4,703
DMCI Holdings, Inc.	17,579	3,765
Globe Telecom, Inc.	151	5,158
GT Capital Holdings, Inc.	440	7,303
International Container Terminal Services, Inc.	8,886	21,570
JG Summit Holdings, Inc.	20,651	26,154
Jollibee Foods Corp.	2,754	16,097
Manila Electric Co.	1,213	8,961
Megaworld Corp.	55,301	5,943
Metro Pacific Investments Corp.	66,175	5,803
Metropolitan Bank & Trust Co.	11,864	16,904
PLDT, Inc.	665	15,696
Puregold Price Club, Inc.	4,230	3,401
Robinsons Retail Holdings, Inc.	3,805	5,695
San Miguel Corp.	1,847	6,397
San Miguel Food and Beverage, Inc.	27,904	62,113
Security Bank Corp.	2,339	8,079
SM Investments Corp.	3,215	58,609
SM Prime Holdings, Inc.	57,463	45,706
Universal Robina Corp.	6,126	17,903
Total Philippines		492,786

Security Description	Shares	Value
Common Stocks (continued)

Poland — 5.9%
Alior Bank SA*	889	$13,644
Asseco Poland SA	747	10,360
Bank Millennium SA*	6,029	15,217
Bank Polska Kasa Opieki SA	1,574	46,831
CCC SA	319	17,313
CD Projekt SA*	668	37,565
Cyfrowy Polsat SA*	2,447	16,969
Dino Polska SA*(2)	473	15,719
Grupa Lotos SA	873	18,998
Jastrzebska Spolka Weglowa SA*	537	8,157
KGHM Polska Miedz SA*	1,419	38,191
LPP SA	13	29,137
mBank SA	131	15,186
Orange Polska SA*	6,487	8,379
PGE Polska Grupa Energetyczna SA*	7,788	19,401
Polski Koncern Naftowy ORLEN SA	3,007	77,051
Polskie Gornictwo Naftowe i Gazownictwo SA	16,022	24,317
Powszechna Kasa Oszczednosci Bank Polski SA	8,462	86,891
Powszechny Zaklad Ubezpieczen SA	5,678	62,405
Santander Bank Polska SA	336	34,889
Total Poland		596,620

Russia — 7.6%
Aeroflot PJSC	1,789	2,665
Alrosa PJSC	10,845	15,805
Gazprom Neft PJSC	915	5,095
Gazprom PJSC	37,434	94,922
Lenta Ltd.*(3)	1,315	4,714
LUKOIL PJSC	2,251	191,865
Magnit PJSC	167	9,608
Magnitogorsk Iron & Steel Works PJSC	4,829	3,301
MMC Norilsk Nickel PJSC	277	61,444
Mobile TeleSystems PJSC	2,591	10,215
Moscow Exchange MICEX-RTS PJSC	4,787	6,741
Novatek PJSC	2,985	55,641
Novolipetsk Steel PJSC	2,602	6,886
PhosAgro PJSC	94	3,435
Polyus PJSC	62	4,831
Rosneft Oil Co PJSC	4,422	29,327
RusHydro PJSC	427,089	3,567
Sberbank of Russia PJSC	38,100	132,686
Severstal PJSC	475	7,679
Surgutneftegas PJSC	129,557	49,223
Tatneft PJSC	5,386	63,101
VTB Bank PJSC	11,872,922	6,519
Total Russia		769,270

South Africa — 7.9%
Absa Group Ltd.	1,701	19,532
Anglo American Platinum Ltd.	152	7,671
AngloGold Ashanti Ltd.(1)	1,032	12,178
Aspen Pharmacare Holdings Ltd.	923	6,639
Assore Ltd.	265	6,880
AVI Ltd.	788	5,065
Barloworld Ltd.	514	4,572
Bid Corp. Ltd.	815	17,210
Bidvest Group Ltd. (The)	815	12,369
Capitec Bank Holdings Ltd.	109	10,185
Clicks Group Ltd.	598	8,179

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — Virtus Glovista Emerging Markets ETF (continued)

April 30, 2019 (unaudited)
Security Description	Shares	Value
Common Stocks (continued)

South Africa (continued)
Discovery Ltd.	984	$9,909
Exxaro Resources Ltd.	621	7,090
FirstRand Ltd.	7,559	35,885
Fortress REIT Ltd. Class A	2,823	3,803
Foschini Group Ltd. (The)	571	7,375
Gold Fields Ltd.	1,914	7,218
Growthpoint Properties Ltd.	6,969	12,121
Impala Platinum Holdings Ltd.*	1,723	6,897
Investec Ltd.	651	4,157
Kumba Iron Ore Ltd.	225	6,742
Life Healthcare Group Holdings Ltd.	2,817	5,130
Motus Holdings Ltd.	472	2,928
Mr Price Group Ltd.	619	9,374
MTN Group Ltd.	2,903	20,977
Naspers Ltd. Class N	1,012	258,578
Nedbank Group Ltd.	882	16,404
Netcare Ltd.	3,174	5,321
Northam Platinum Ltd.*	846	3,525
Old Mutual Ltd.	11,468	18,431
Pick n Pay Stores Ltd.	844	4,093
PSG Group Ltd.	398	7,375
Rand Merchant Investment Holdings Ltd.	2,428	5,878
Redefine Properties Ltd.	11,929	8,214
Remgro Ltd.	1,247	16,925
RMB Holdings Ltd.	2,212	12,909
Sanlam Ltd.	4,635	24,787
Sappi Ltd.	1,230	5,862
Sasol Ltd.	1,446	47,963
Shoprite Holdings Ltd.	1,110	13,373
Sibanye Gold Ltd.*	3,362	3,161
SPAR Group Ltd. (The)	471	6,388
Standard Bank Group Ltd.	3,829	53,266
Telkom SA SOC Ltd.	730	4,327
Tiger Brands Ltd.	451	7,833
Truworths International Ltd.	1,018	5,379
Vodacom Group Ltd.	1,450	11,689
Vukile Property Fund Ltd.	2,166	3,112
Woolworths Holdings Ltd.	2,473	8,248
Total South Africa		803,127

South Korea — 5.7%
Amorepacific Corp.	33	5,876
Celltrion Healthcare Co. Ltd.*	34	2,200
Celltrion, Inc.*	85	15,426
E-MART, Inc.	13	1,914
Fila Korea Ltd.	48	3,386
Hana Financial Group, Inc.	301	9,482
Helixmith Co. Ltd.*	9	2,005
Hotel Shilla Co. Ltd.	33	3,249
Hyundai Engineering & Construction Co. Ltd.	50	2,247
Hyundai Heavy Industries Co. Ltd.*	26	2,771
Hyundai Mobis Co. Ltd.	66	13,136
Hyundai Motor Co.	140	16,599
Hyundai Steel Co.	53	2,101
Industrial Bank of Korea	167	2,023
Kakao Corp.	33	3,390
Kangwon Land, Inc.	76	2,212
KB Financial Group, Inc.	392	15,504
Kia Motors Corp.	242	9,374

Security Description	Shares	Value
Common Stocks (continued)

South Korea (continued)
Korea Electric Power Corp.*	530	$12,840
Korea Zinc Co. Ltd.	6	2,324
KT Corp.(1)	473	5,690
KT&G Corp.	123	10,740
LG Chem Ltd.	47	14,525
LG Corp.	94	5,874
LG Display Co. Ltd.*	147	2,511
LG Electronics, Inc.	106	6,878
LG Household & Health Care Ltd.	10	12,173
LG Uplus Corp.	180	2,204
Lotte Chemical Corp.	11	2,528
NAVER Corp.	142	14,526
NCSoft Corp.	16	7,205
POSCO	81	17,682
Samsung Biologics Co. Ltd.*(2)	18	5,239
Samsung C&T Corp.	110	9,652
Samsung Card Co. Ltd.	72	2,287
Samsung Electro-Mechanics Co. Ltd.	36	3,344
Samsung Electronics Co. Ltd.	5,257	206,338
Samsung Fire & Marine Insurance Co. Ltd.	31	8,067
Samsung Heavy Industries Co. Ltd.*	287	2,020
Samsung Life Insurance Co. Ltd.	72	5,233
Samsung SDI Co. Ltd.	51	10,325
Samsung SDS Co. Ltd.	34	6,316
Shinhan Financial Group Co. Ltd.	458	17,290
SillaJen, Inc.*	43	2,407
SK Holdings Co. Ltd.	36	7,905
SK Hynix, Inc.	505	34,152
SK Innovation Co. Ltd.	59	9,218
SK Telecom Co. Ltd.	50	10,594
S-Oil Corp.	28	2,210
Woongjin Coway Co. Ltd.	37	2,781
Total South Korea		575,973

Taiwan — 6.8%
ASE Technology Holding Co. Ltd.*	4,203	9,752
Asia Cement Corp.	1,362	1,840
Asustek Computer, Inc.	883	6,744
AU Optronics Corp.	5,477	1,958
Catcher Technology Co. Ltd.	877	6,939
Cathay Financial Holding Co. Ltd.	10,337	14,953
Chailease Holding Co. Ltd.	1,193	5,077
Chang Hwa Commercial Bank Ltd.	3,149	1,885
Cheng Shin Rubber Industry Co. Ltd.	1,235	1,649
China Development Financial Holding Corp.	15,857	5,106
China Steel Corp.	14,480	11,691
Chunghwa Telecom Co. Ltd.	5,983	21,492
Compal Electronics, Inc.	5,284	3,411
CTBC Financial Holding Co. Ltd.	20,764	14,212
Delta Electronics, Inc.	2,499	13,142
E.Sun Financial Holding Co. Ltd.	12,490	10,246
Eclat Textile Co. Ltd.	242	3,446
Far Eastern New Century Corp.	1,994	2,175
Far EasTone Telecommunications Co. Ltd.	2,287	5,610
First Financial Holding Co. Ltd.	11,372	8,115
Formosa Chemicals & Fibre Corp.	4,388	15,762
Formosa Petrochemical Corp.	1,505	5,577
Formosa Plastics Corp.	4,765	17,271
Fubon Financial Holding Co. Ltd.	8,606	12,700

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — Virtus Glovista Emerging Markets ETF (continued)

April 30, 2019 (unaudited)
Security Description	Shares	Value
Common Stocks (continued)

Taiwan (continued)
Hon Hai Precision Industry Co. Ltd.	15,989	$44,964
Hotai Motor Co. Ltd.	227	3,431
Hua Nan Financial Holdings Co. Ltd.	9,348	6,111
Innolux Corp.	5,347	1,713
Largan Precision Co. Ltd.	138	20,766
Lite-On Technology Corp.	1,230	1,733
MediaTek, Inc.	1,916	18,322
Mega Financial Holding Co. Ltd.	11,898	11,416
Nan Ya Plastics Corp.	6,436	16,266
Novatek Microelectronics Corp.	748	4,878
Pegatron Corp.	2,534	4,781
Pou Chen Corp.	1,811	2,201
President Chain Store Corp.	721	6,720
Quanta Computer, Inc.	3,421	6,554
Realtek Semiconductor Corp.	377	2,550
Shanghai Commercial & Savings Bank Ltd. (The)	2,666	4,296
Shin Kong Financial Holding Co. Ltd.	6,402	1,811
SinoPac Financial Holdings Co. Ltd.	12,619	4,860
Taishin Financial Holding Co. Ltd.	12,264	5,556
Taiwan Cement Corp.	5,824	7,916
Taiwan Cooperative Financial Holding Co. Ltd.	10,725	7,115
Taiwan Mobile Co. Ltd.	2,048	7,489
Taiwan Semiconductor Manufacturing Co. Ltd.	31,981	268,052
Uni-President Enterprises Corp.	6,520	15,487
United Microelectronics Corp.	7,610	3,312
Yuanta Financial Holding Co. Ltd.	12,320	7,137
Total Taiwan		686,190

Thailand — 9.6%
Advanced Info Service PCL	5,120	30,471
Airports of Thailand PCL	21,565	46,271
B Grimm Power PCL	3,094	3,271
Bangchak Corp. PCL	3,857	3,926
Bangkok Bank PCL	9,364	59,542
Bangkok Dusit Medical Services PCL	43,618	34,840
Bangkok Expressway & Metro PCL	35,684	12,183
Bangkok Life Assurance PCL	3,051	2,700
Banpu PCL	21,724	11,160
Berli Jucker PCL	6,082	9,811
BTS Group Holdings PCL	34,724	12,835
Bumrungrad Hospital PCL	2,419	13,412
Central Pattana PCL	12,116	28,653
Central Plaza Hotel PCL	2,301	3,081
CH Karnchang PCL	4,131	3,461
Charoen Pokphand Foods PCL	22,005	18,783
CP ALL PCL*	28,497	69,178
CPN Retail Growth Leasehold REIT	5,314	4,869
Delta Electronics Thailand PCL	6,328	14,817
Electricity Generating PCL	1,304	12,090
Energy Absolute PCL	9,452	16,506
Gulf Energy Development PCL	4,162	13,623
Home Product Center PCL	22,448	11,039
Indorama Ventures PCL	9,656	13,837
Intouch Holdings PCL	11,168	20,814
IRPC PCL	53,627	9,491
Kasikornbank PCL	12,209	73,044
Kiatnakin Bank PCL	2,206	4,561
Krung Thai Bank PCL	71,437	42,292
Land & Houses PCL	36,485	12,800

Security Description	Shares	Value
Common Stocks (continued)

Thailand (continued)
Minor International PCL	14,607	$17,158
Muangthai Capital PCL	2,215	3,573
PTT Exploration & Production PCL	7,004	29,288
PTT Global Chemical PCL	11,560	24,894
PTT PCL	71,506	109,191
Robinson PCL	1,457	2,658
Siam Cement PCL (The)	3,646	52,763
Siam Commercial Bank PCL (The)	12,794	52,498
Sino-Thai Engineering & Construction PCL	6,466	5,114
Srisawad Corp. PCL	2,717	4,660
Supalai PCL	4,829	3,343
Thai Oil PCL	4,950	10,737
Thai Union Group PCL	14,477	8,571
Thanachart Capital PCL	3,323	5,517
Tisco Financial Group PCL	3,030	7,949
TMB Bank PCL	73,673	4,661
Total Access Communication PCL	2,248	3,574
True Corp. PCL	72,856	11,753
WHA Corp. PCL	27,267	3,741
Total Thailand		975,004

Turkey — 4.0%
Akbank T.A.S.*	45,545	46,714
Arcelik AS*	3,879	11,922
Aselsan Elektronik Sanayi Ve Ticaret AS	4,353	14,911
BIM Birlesik Magazalar AS	3,212	44,706
Enka Insaat ve Sanayi AS	21,010	18,908
Eregli Demir ve Celik Fabrikalari TAS	20,176	30,973
Haci Omer Sabanci Holding AS	19,689	25,408
KOC Holding AS	16,659	45,229
Tekfen Holding AS	2,676	11,938
Tupras Turkiye Petrol Rafinerileri AS	1,809	37,381
Turk Hava Yollari AO*	10,051	24,105
Turkcell Iletisim Hizmetleri AS	15,799	33,097
Turkiye Garanti Bankasi AS*	32,137	44,003
Turkiye Is Bankasi AS Class C*	22,623	20,322
Total Turkey		409,617

United Kingdom — 0.0%(4)
Mondi Ltd.	228	5,025

United States — 0.1%
JBS SA	1,475	7,437

Total Common Stocks
(Cost $8,980,421)		9,266,600

Exchange Traded Fund — 5.2%

United States — 5.2%
Franklin FTSE India ETF	22,317	523,798

Total Exchange Traded Fund
(Cost $486,922)		523,798

PREFERRED STOCKS — 0.8%

Brazil — 0.6%
Azul SA, 0.00%*	366	3,173
Bradespar SA, 7.91%	353	2,872
Braskem SA, 3.95% Class A	291	3,546
Centrais Eletricas Brasileiras SA, 4.01% Class B	367	3,243

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — Virtus Glovista Emerging Markets ETF (continued)

April 30, 2019 (unaudited)
Security Description	Shares	Value
PREFERRED STOCKS (continued)

Brazil (continued)
Cia Brasileira de Distribuicao, 1.83%	237	$5,833
Cia Energetica de Minas Gerais, 4.37%	1,462	5,496
Itausa—Investimentos Itau SA, 3.43%	6,807	20,676
Lojas Americanas SA, 0.48%	1,131	4,534
Telefonica Brasil SA, 10.87%	644	7,649
Total Brazil		57,022

Chile — 0.1%
Embotelladora Andina SA, 3.91% Class B	3,391	12,106

Russia — 0.1%
Transneft PJSC, 4.53%	6	15,590

Total Preferred Stocks
(Cost $80,270)		84,718

Warrants — 0.0%(4)

Thailand — 0.0%(4)
BTS Group Holdings PCL, expiring 12/31/2019*	5,645	200
Minor International PCL, expiring 12/31/2021*	730	0
Total Thailand		200

Total Warrants
(Cost $0)		200

Security Description	Shares	Value
PREFERRED STOCKS (continued)

TOTAL INVESTMENTS — 97.3%
(Cost $9,547,613)		$9,875,316
Other Assets in Excess of Liabilities — 2.7%		270,509
Net Assets — 100.0%		$10,145,825

*	Non-income producing security.
(1)	American Depositary Receipts.
(2)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid. At April 30, 2019, the aggregate value of these securities was $95,928, or 0.9% of net assets.
(3)	Global Depositary Receipts.
(4)	Amount rounds to less than 0.05%.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of April 30, 2019 (See Note 2 in the Notes to Financial Statements):

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Common Stocks	$9,266,600	$—	$—	$9,266,600
Exchange Traded Fund	523,798	—	—	523,798
Preferred Stocks	84,718	—	—	84,718
Warrants	200	—	—	200
Total	$9,875,316	$—	$—	$9,875,316

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — Virtus InfraCap U.S. Preferred Stock ETF

April 30, 2019 (unaudited)
Security Description	Shares	Value
PREFERRED STOCKS — 119.4%(1)

Communication Services — 1.0%
Telephone & Data Systems, Inc., 5.88%	10,927	$254,927

Energy — 15.0%
DCP Midstream LP, Series B, 7.88%	47,967	1,187,183
Energy Transfer Operating LP, Series C, 7.38%	47,797	1,172,461
Energy Transfer Operating LP, Series E, 7.60%*	5,885	146,360
GasLog Partners LP, Series A, 8.63% (Monaco)	4,794	115,248
GasLog Partners LP, Series B, 8.20% (Monaco)	6,657	154,442
NuStar Energy LP, Series A, 8.50%	13,605	319,173
NuStar Energy LP, Series B, 7.63%	2,155	44,479
NuStar Energy LP, Series C, 9.00%	27,498	650,878
NuStar Logistics LP, 9.31%	77	1,946
Total Energy		3,792,170

Financials — 48.2%
Annaly Capital Management, Inc., Series F, 6.95%	779	19,974
Annaly Capital Management, Inc., Series G, 6.50%	18,615	458,487
Apollo Global Management LLC, Series A, 6.38%	12,929	325,423
Arch Capital Group Ltd., Series E, 5.25%	5,294	123,985
ARMOUR Residential REIT, Inc., Series B, 7.88%	28,744	722,337
Axis Capital Holdings Ltd., 5.50%	2,935	71,819
Axis Capital Holdings Ltd., Series E, 5.50%	3,734	91,595
Brighthouse Financial, Inc., 6.25%	46,318	1,188,520
Capital One Financial Corp., Series G, 5.20%	5,114	127,390
Carlyle Group LP, Series A, 5.88%	27,669	643,581
Chimera Investment Corp., Series A, 8.00%	19,809	506,714
Chimera Investment Corp., Series B, 8.00%	9,172	234,253
Chimera Investment Corp., Series D, 8.00%*	6,010	156,020
Compass Diversified Holdings, Series A, 7.25%	5,809	124,196
Cowen, Inc., 7.35%	10,591	268,800
Invesco Mortgage Capital, Inc., Series B, 7.75%	6,318	167,743
Invesco Mortgage Capital, Inc., Series C, 7.50%	32,241	817,632
National General Holdings Corp., Series B, 7.50%	56,344	1,317,886
National General Holdings Corp., Series C, 7.50%	14,560	338,374
New York Mortgage Trust, Inc., Series D, 8.00%	21,124	510,778
Oaktree Capital Group LLC, Series A, 6.63%	44,333	1,123,842
PennyMac Mortgage Investment Trust, Series A, 8.13%	9,802	251,617
PennyMac Mortgage Investment Trust, Series B, 8.00%	17,706	454,336
Two Harbors Investment Corp., Series C, 7.25%	5,234	129,384
Two Harbors Investment Corp., Series E, 7.50%	43,824	1,067,553
Wells Fargo & Co., Series X, 5.50%	37,942	970,936
Total Financials		12,213,175

Industrials — 5.8%
Seaspan Corp., Series G, 8.20% (Hong Kong)	40,408	1,013,837
Seaspan Corp., Series I, 8.00% (Hong Kong)	18,594	459,829
Total Industrials		1,473,666

Real Estate — 42.6%
American Homes 4 Rent, Series F, 5.88%	5,374	133,544
American Homes 4 Rent, Series G, 5.88%	5,476	136,626

Security Description	Shares	Value
PREFERRED STOCKS (continued)

Real Estate (continued)
Ashford Hospitality Trust, Inc., Series F, 7.38%	20,579	$483,401
Ashford Hospitality Trust, Inc., Series G, 7.38%	9,625	220,316
Ashford Hospitality Trust, Inc., Series H, 7.50%	6,525	151,445
Ashford Hospitality Trust, Inc., Series I, 7.50%	17,904	417,879
Boston Properties, Inc., Series B, 5.25%	540	13,684
City Office REIT, Inc., Series A, 6.63%	8,704	215,424
Colony Capital, Inc., Series I, 7.15%	20,550	419,220
CorEnergy Infrastructure Trust, Inc., Series A, 7.38%	790	20,003
Digital Realty Trust, Inc., Series J, 5.25%	5,414	133,455
EPR Properties, Series G, 5.75%	52,205	1,282,155
Federal Realty Investment Trust, Series C, 5.00%	4,505	108,481
Global Net Lease, Inc., Series A, 7.25%	29,350	751,360
Hersha Hospitality Trust, Series D, 6.50%	39,350	924,725
Hersha Hospitality Trust, Series E, 6.50%	19,365	457,014
Kimco Realty Corp., Series J, 5.50%	12,734	312,874
Kimco Realty Corp., Series M, 5.25%	6,049	140,397
Monmouth Real Estate Investment Corp., Series C, 6.13%	5,214	126,283
National Retail Properties, Inc., Series F, 5.20%	5,454	130,951
National Storage Affiliates Trust, Series A, 6.00%	3,538	89,759
Pennsylvania Real Estate Investment Trust, Series C, 7.20%	25,443	553,385
PS Business Parks, Inc., Series W, 5.20%	15,384	373,062
Public Storage, Series W, 5.20%	24,211	598,496
Public Storage, Series X, 5.20%	18,956	473,900
RLJ Lodging Trust, Series A, 1.95%	40,677	1,031,162
Summit Hotel Properties, Inc., Series E, 6.25%	35,181	835,197
Vornado Realty Trust, Series L, 5.40%	5,454	134,659
Washington Prime Group, Inc., Series H, 7.50%	5,789	124,464
Total Real Estate		10,793,321

Utilities — 6.8%
NextEra Energy Capital Holdings, Inc., 5.00%	5,174	124,383
NextEra Energy Capital Holdings, Inc., Series I, 5.13%	5,134	126,348
SCE Trust II, 5.10%	15,163	323,275
SCE Trust VI, 5.00%	53,203	1,157,165
Total Utilities		1,731,171

Total Preferred Stocks
(Cost $29,382,569)		30,258,430

Common Stocks — 3.3%(1)

Communication Services — 0.5%
Verizon Communications, Inc.(2)	2,356	134,740

Energy — 0.4%
Kinder Morgan, Inc.(2)	4,848	96,330

Real Estate — 1.8%
Boston Properties, Inc.(2)	3,334	458,825

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — Virtus InfraCap U.S. Preferred Stock ETF (continued)

April 30, 2019 (unaudited)
Security Description	Shares	Value
PREFERRED STOCKS (continued)

Utilities — 0.6%
Sempra Energy(2)	467	$59,753
Southern Co. (The)(2)	1,580	84,087
Total Utilities		143,840

Total Common Stocks
(Cost $817,034)		833,735

Exchange Traded Fund — 1.6%(1)

Equity Fund — 1.6%
iShares U.S. Real Estate ETF(2)	4,732	411,684

Total Exchange Traded Fund
(Cost $410,428)		411,684

TOTAL INVESTMENTS — 124.3%
(Cost $30,610,031)		31,503,849

PREFERRED STOCKS (continued)

Securities Sold Short — (5.5)%

Exchange Traded Funds — (5.5)%

Equity Funds — (5.5)%
iShares 20+ Year Treasury Bond ETF	(7,000)	(865,550)
iShares 7-10 Year Treasury Bond ETF	(5,000)	(529,500)

Total Equity Funds		(1,395,050)

Total Exchange Traded Funds
(Proceeds $(1,346,730))		(1,395,050)

Total Securities Sold Short — (5.5)%
(Proceeds $(1,346,730))		(1,395,050)
Liabilities in Excess of Other Assets — (18.8)%		(4,771,259)

Net Assets — 100.0%		$25,337,540

	Notional Amount	Number of contracts
Written Options — (0.2)%

Written Call Options
Boston Properties, Inc.,
Expires 05/17/19,
Strike Price $140.00	(3,300)	(33)	(4,554)
iShares 20+ Year Treasury Bond ETF,
Expires 05/03/19,
Strike Price $126.00	(2,000)	(20)	(100)
iShares 20+ Year Treasury Bond ETF,
Expires 05/10/19,
Strike Price $126.50	(5,300)	(53)	(451)
iShares 20+ Year Treasury Bond ETF,
Expires 05/17/19,
Strike Price $125.00	(3,000)	(30)	(1,170)
iShares 20+ Year Treasury Bond ETF,
Expires 05/24/19,
Strike Price $126.50	(3,000)	(30)	(570)
iShares 20+ Year Treasury Bond ETF,
Expires 05/31/19,
Strike Price $125.50	(3,000)	(30)	(1,470)
iShares 20+ Year Treasury Bond ETF,
Expires 06/07/19,
Strike Price $125.50	(4,000)	(40)	(2,340)

	Notional Amount	Number of contracts	Value
Written Options (continued)

Written Call Options (continued)
iShares 7-10 Year Treasury Bond ETF,
Expires 06/21/19,
Strike Price $107.00	(2,000)	(20)	$(650)
iShares U.S. Real Estate ETF,
Expires 05/03/19,
Strike Price $87.00	(4,100)	(41)	(1,763)
iShares U.S. Real Estate ETF,
Expires 05/10/19,
Strike Price $88.00	(600)	(6)	(162)
Kinder Morgan, Inc.,
Expires 05/17/19,
Strike Price $20.50	(800)	(8)	(112)
Kinder Morgan, Inc.,
Expires 05/24/19,
Strike Price $20.00	(4,000)	(40)	(1,680)
Sempra Energy,
Expires 05/17/19,
Strike Price $130.00	(400)	(4)	(408)
Southern Co. (The),
Expires 05/17/19,
Strike Price $47.00	(1,000)	(10)	(6,040)
Verizon Communications, Inc.,
Expires 05/17/19,
Strike Price $58.00	(2,700)	(27)	(1,188)

Written Put Options
iShares 20+ Year Treasury Bond ETF,
Expires 05/03/19,
Strike Price $122.00	(2,000)	(20)	(140)
iShares 20+ Year Treasury Bond ETF,
Expires 05/10/19,
Strike Price $121.00	(3,000)	(30)	(330)
iShares 20+ Year Treasury Bond ETF,
Expires 05/17/19,
Strike Price $118.00	(1,000)	(10)	(40)
iShares 20+ Year Treasury Bond ETF,
Expires 05/17/19,
Strike Price $120.00	(5,000)	(50)	(450)
iShares 20+ Year Treasury Bond ETF,
Expires 05/17/19,
Strike Price $122.00	(3,000)	(30)	(1,050)
iShares 20+ Year Treasury Bond ETF,
Expires 05/24/19,
Strike Price $120.00	(4,000)	(40)	(560)
iShares 20+ Year Treasury Bond ETF,
Expires 05/31/19,
Strike Price $120.00	(4,000)	(40)	(840)
iShares 20+ Year Treasury Bond ETF,
Expires 06/07/19,
Strike Price $120.00	(2,000)	(20)	(680)
iShares 20+ Year Treasury Bond ETF,
Expires 06/21/19,
Strike Price $120.00	(6,200)	(62)	(2,480)
iShares 7-10 Year Treasury Bond ETF,
Expires 05/17/19,
Strike Price $104.00	(3,000)	(30)	(120)
iShares 7-10 Year Treasury Bond ETF,
Expires 05/17/19,
Strike Price $105.00	(3,000)	(30)	(525)

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — Virtus InfraCap U.S. Preferred Stock ETF (continued)

April 30, 2019 (unaudited)

	Notional Amount	Number of contracts	Value
Written Options (continued)

Written Call Options (continued)
iShares 7-10 Year Treasury Bond ETF,
Expires 05/17/19,
Strike Price $106.00	(2,000)	(20)	$(1,240)
iShares 7-10 Year Treasury Bond ETF,
Expires 06/21/19,
Strike Price $103.00	(2,000)	(20)	(200)
iShares 7-10 Year Treasury Bond ETF,
Expires 06/21/19,
Strike Price $105.00	(1,000)	(10)	(425)
iShares 7-10 Year Treasury Bond ETF,
Expires 07/19/19,
Strike Price $105.00	(1,000)	(10)	(600)
iShares U.S. Real Estate ETF,
Expires 05/03/19,
Strike Price $84.00	(1,000)	(10)	(40)
iShares U.S. Real Estate ETF,
Expires 05/10/19,
Strike Price $84.00	(2,000)	(20)	(260)
iShares U.S. Real Estate ETF,
Expires 05/10/19,
Strike Price $85.50	(4,000)	(40)	(1,120)
iShares U.S. Real Estate ETF,
Expires 05/17/19,
Strike Price $83.00	(4,000)	(40)	(640)
iShares U.S. Real Estate ETF,
Expires 05/17/19,
Strike Price $85.00	(4,000)	(40)	(1,360)
iShares U.S. Real Estate ETF,
Expires 05/24/19,
Strike Price $84.00	(5,000)	(50)	(2,000)
Kinder Morgan, Inc.,
Expires 05/03/19,
Strike Price $19.00	(3,000)	(30)	(30)
Kinder Morgan, Inc.,
Expires 05/10/19,
Strike Price $19.50	(5,000)	(50)	(650)
Kinder Morgan, Inc.,
Expires 05/24/19,
Strike Price $19.00	(5,000)	(50)	(500)
Kinder Morgan, Inc.,
Expires 05/31/19,
Strike Price $19.50	(5,000)	(50)	(1,450)
Kinder Morgan, Inc.,
Expires 06/07/19,
Strike Price $19.50	(5,000)	(50)	(1,550)
Kinder Morgan, Inc.,
Expires 06/21/19,
Strike Price $19.00	(5,000)	(50)	(1,300)

	Notional Amount	Number of contracts	Value
Written Options (continued)

Written Call Options (continued)
Public Storage,
Expires 06/21/19,
Strike Price $200.00	(2,000)	(20)	$(1,600)
Sempra Energy,
Expires 05/17/19,
Strike Price $120.00	(2,000)	(20)	(900)
Sempra Energy,
Expires 05/17/19,
Strike Price $125.00	(1,000)	(10)	(900)
Southern Co. (The),
Expires 05/03/19,
Strike Price $50.00	(4,000)	(40)	(200)
Southern Co. (The),
Expires 05/10/19,
Strike Price $50.00	(4,000)	(40)	(460)
Southern Co. (The),
Expires 05/17/19,
Strike Price $50.00	(4,000)	(40)	(880)
Southern Co. (The),
Expires 05/24/19,
Strike Price $50.00	(3,000)	(30)	(675)
Southern Co. (The),
Expires 05/31/19,
Strike Price $50.00	(3,000)	(30)	(780)
Verizon Communications, Inc.,
Expires 05/03/19,
Strike Price $56.00	(3,000)	(30)	(210)
Verizon Communications, Inc.,
Expires 05/03/19,
Strike Price $57.00	(4,000)	(40)	(760)
Verizon Communications, Inc.,
Expires 05/10/19,
Strike Price $56.00	(3,000)	(30)	(570)
Verizon Communications, Inc.,
Expires 05/24/19,
Strike Price $56.00	(3,000)	(30)	(1,110)

TOTAL WRITTEN OPTIONS — (0.2)%
(Premiums Received $64,432)			$(52,283)

*	Non-income producing security.
(1)	Substantially all the securities, or a portion thereof, have been pledged as collateral for line of credit borrowings, short sales and open written option contracts. The aggregate market value of the collateral at April 30, 2019 was $25,853,482.
(2)	Subject to written call options.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — Virtus InfraCap U.S. Preferred Stock ETF (continued)

April 30, 2019 (unaudited)

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of April 30, 2019 (See Note 2 in the Notes to Financial Statements):

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Preferred Stocks	$30,258,430	$—	$—	$30,258,430
Common Stocks	833,735	—	—	833,735
Exchange Traded Fund	411,684	—	—	411,684
Total	$31,503,849	$—	$—	$31,503,849

Liability Valuation Inputs
Exchange Traded Funds	$1,395,050	$—	$—	$1,395,050
Written Options	52,163	120	—	52,283
Total	$1,447,213	$120	$—	$1,447,333

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — Virtus LifeSci Biotech Clinical Trials ETF

April 30, 2019 (unaudited)

Security Description	Shares	Value
Common Stocks — 99.8%

Health Care — 98.7%
Abeona Therapeutics, Inc.*(1)	35,468	$273,104
Acceleron Pharma, Inc.*(1)	5,810	236,641
Achillion Pharmaceuticals, Inc.*	86,904	257,236
Adaptimmune Therapeutics PLC*(1)(2)	50,655	243,144
Agenus, Inc.*	107,479	276,221
Aimmune Therapeutics, Inc.*(1)	11,993	241,539
Akcea Therapeutics, Inc.*(1)	8,527	213,942
Akebia Therapeutics, Inc.*(1)	33,514	202,425
Alder Biopharmaceuticals, Inc.*(1)	24,561	333,784
Allakos, Inc.*(1)	4,437	173,975
AnaptysBio, Inc.*(1)	3,855	280,336
Apellis Pharmaceuticals, Inc.*(1)	14,338	284,036
Aptinyx, Inc.*	12,427	47,844
Arena Pharmaceuticals, Inc.*(1)	6,299	288,179
ArQule, Inc.*	79,630	475,391
Arrowhead Pharmaceuticals, Inc.*(1)	18,120	325,798
Ascendis Pharma A/S (Denmark)*(2)	4,250	473,365
Assembly Biosciences, Inc.*	11,966	188,823
Assertio Therapeutics, Inc.*(1)	64,315	268,194
Atara Biotherapeutics, Inc.*(1)	6,237	209,563
Athenex, Inc.*(1)	21,463	212,054
Audentes Therapeutics, Inc.*	11,716	442,748
Autolus Therapeutics PLC (United Kingdom)*(2)	8,434	220,802
Avrobio, Inc.*(1)	10,850	204,088
BeiGene Ltd. (China)*(1)(2)	2,041	253,553
BioCryst Pharmaceuticals, Inc.*(1)	31,277	232,388
Biohaven Pharmaceutical Holding Co., Ltd.*	7,409	443,429
Bluebird Bio, Inc.*(1)	2,635	373,722
Blueprint Medicines Corp.*(1)	4,741	358,467
Cara Therapeutics, Inc.*	19,092	364,275
ChemoCentryx, Inc.*	26,452	351,018
Corbus Pharmaceuticals Holdings, Inc.*(1)	40,628	290,084
Crinetics Pharmaceuticals, Inc.*(1)	7,934	205,887
Cymabay Therapeutics, Inc.*	30,947	396,431
Cytokinetics, Inc.*(1)	33,758	297,746
CytomX Therapeutics, Inc.*(1)	18,085	171,988
Deciphera Pharmaceuticals, Inc.*(1)	10,578	243,294
Denali Therapeutics, Inc.*(1)	13,201	323,028
Dicerna Pharmaceuticals, Inc.*(1)	21,767	282,100
Eidos Therapeutics, Inc.*(1)	17,604	461,401
Epizyme, Inc.*(1)	45,462	564,183
Esperion Therapeutics, Inc.*(1)	5,483	236,317
Fate Therapeutics, Inc.*	16,612	279,082
FibroGen, Inc.*	6,840	319,633
Five Prime Therapeutics, Inc.*(1)	27,492	304,611
G1 Therapeutics, Inc.*(1)	8,654	185,196
Geron Corp.*(1)	192,961	351,189

Security Description	Shares	Value
Common Stocks (continued)

Health Care (continued)
Global Blood Therapeutics, Inc.*(1)	6,342	$351,347
GlycoMimetics, Inc.*(1)	26,550	323,114
ImmunoGen, Inc.*	50,045	119,608
Immunomedics, Inc.*(1)	14,024	224,664
Inovio Pharmaceuticals, Inc.*(1)	52,943	199,066
Insmed, Inc.*(1)	17,912	545,241
Intra-Cellular Therapies, Inc.*(1)	18,878	248,623
Iovance Biotherapeutics, Inc.*	26,984	307,618
Kadmon Holdings, Inc.*(1)	119,987	281,969
Karyopharm Therapeutics, Inc.*(1)	27,391	127,916
Kiniksa Pharmaceuticals Ltd Class A*	11,763	175,622
Kura Oncology, Inc.*(1)	19,441	294,337
La Jolla Pharmaceutical Co.*(1)	20,779	167,271
MacroGenics, Inc.*	18,582	311,620
Madrigal Pharmaceuticals, Inc.*(1)	2,425	257,244
Marker Therapeutics, Inc.*(1)	39,672	209,468
Mirati Therapeutics, Inc.*(1)	6,506	387,042
MyoKardia, Inc.*	4,859	233,135
Neuronetics, Inc.*(1)	13,535	225,628
Nightstar Therapeutics PLC*(2)	23,777	607,740
Novavax, Inc.*(1)	116,769	62,039
Optinose, Inc.*(1)	34,499	343,610
Principia Biopharma, Inc.*	9,048	270,626
Progenics Pharmaceuticals, Inc.*(1)	57,283	294,435
ProQR Therapeutics NV (Netherlands)*	14,925	164,474
Prothena Corp. PLC (Ireland)*	22,918	238,347
PTC Therapeutics, Inc.*	7,947	297,377
Ra Pharmaceuticals, Inc.*	16,188	359,374
Reata Pharmaceuticals, Inc. Class A*(1)	4,396	344,910
REGENXBIO, Inc.*(1)	5,841	294,386
Rhythm Pharmaceuticals, Inc.*(1)	9,468	239,351
Rocket Pharmaceuticals, Inc.*	17,799	330,349
Sage Therapeutics, Inc.*(1)	2,645	444,968
Sangamo Therapeutics, Inc.*	23,214	271,372
Savara, Inc.*	36,474	389,542
Solid Biosciences, Inc.*	11,384	103,367
Sorrento Therapeutics, Inc.*(1)	107,761	393,328
Stemline Therapeutics, Inc.*	26,854	402,810
TG Therapeutics, Inc.*(1)	53,943	428,847
Tricida, Inc.*(1)	8,627	295,561
uniQure N.V. (Netherlands)*	9,543	536,221
UNITY Biotechnology, Inc.*	16,533	136,067
Viking Therapeutics, Inc.*(1)	28,854	225,927
Voyager Therapeutics, Inc.*	25,651	541,236
WaVe Life Sciences Ltd*(1)	5,373	142,546
Xencor, Inc.*(1)	7,160	219,884
ZIOPHARM Oncology, Inc.*(1)	92,148	407,294
Total Health Care		27,438,775

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — Virtus LifeSci Biotech Clinical Trials ETF (continued)

April 30, 2019 (unaudited)

Security Description	Shares	Value
Common Stocks (continued)

Materials — 1.1%
Amyris, Inc.*(1)	65,658	$294,148
Total Materials		294,148

Total Common Stocks
(Cost $33,585,055)		27,732,923

SECURITIES LENDING COLLATERAL — 8.8%

Money Market Fund — 8.8%
Dreyfus Government Cash Management Fund, 2.33%(3)(4)
(Cost $2,448,388)	2,448,388	2,448,388

TOTAL INVESTMENTS — 108.6%
(Cost $36,033,443)		$30,181,311

Liabilities in Excess of Other Assets — (8.6)%		(2,380,818)

Net Assets — 100.0%		$27,800,493

*	Non-income producing security.
(1)	All or a portion of the security was on loan. The aggregate market value of securities on loan was $8,133,811; total market value of collateral held by the Fund was $8,510,669. Market value of the collateral held includes non-cash U.S. Treasury securities having a value of $6,062,281.
(2)	American Depositary Receipts.
(3)	Represents securities purchased with cash collateral received for securities on loan.
(4)	The rate shown reflects the seven-day yield as of April 30, 2019.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of April 30, 2019 (See Note 2 in the Notes to Financial Statements):

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Common Stocks	$27,732,923	$—	$—	$27,732,923
Money Market Fund	2,448,388	—	—	2,448,388
Total	$30,181,311	$—	$—	$30,181,311

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — Virtus LifeSci Biotech Products ETF

April 30, 2019 (unaudited)

Security Description	Shares	Value
Common Stocks — 99.8%

Health Care — 99.8%
ACADIA Pharmaceuticals, Inc.*(1)	45,936	$1,104,761
Acorda Therapeutics, Inc.*(1)	51,534	538,530
Agios Pharmaceuticals, Inc.*(1)	15,470	865,082
Alexion Pharmaceuticals, Inc.*	7,328	997,561
Alnylam Pharmaceuticals, Inc.*(1)	10,890	972,913
Amgen, Inc.	4,207	754,399
Amicus Therapeutics, Inc.*	78,285	1,044,322
Array BioPharma, Inc.*(1)	51,924	1,174,002
Biogen, Inc.*	2,578	590,981
BioMarin Pharmaceutical, Inc.*	8,772	750,269
Celgene Corp.*	11,806	1,117,556
Clovis Oncology, Inc.*(1)	38,065	695,448
Cyclerion Therapeutics, Inc.*	7,311	111,347
Dynavax Technologies Corp.*(1)	78,506	522,065
Enanta Pharmaceuticals, Inc.*(1)	11,314	986,468
Exelixis, Inc.*	38,676	760,370
Gilead Sciences, Inc.	12,349	803,179
Halozyme Therapeutics, Inc.*(1)	53,994	870,923
Incyte Corp.*	12,230	939,264
Intercept Pharmaceuticals, Inc.*(1)	7,616	656,347
Ionis Pharmaceuticals, Inc.*(1)	15,403	1,144,905
Ironwood Pharmaceuticals, Inc.*(1)	73,078	868,897
Lexicon Pharmaceuticals, Inc.*(1)	116,147	673,653
Ligand Pharmaceuticals, Inc.*(1)	5,801	730,056
Medicines Co. (The)*(1)	41,679	1,331,644
Momenta Pharmaceuticals, Inc.*	73,654	1,030,419
Nektar Therapeutics*(1)	21,679	694,162
Neurocrine Biosciences, Inc.*	11,281	814,939
Omeros Corp.*(1)	61,509	1,158,830
Portola Pharmaceuticals, Inc.*(1)	43,087	1,520,971
Puma Biotechnology, Inc.*(1)	35,487	1,139,842
Radius Health, Inc.*(1)	51,602	1,136,276
Regeneron Pharmaceuticals, Inc.*	2,171	744,957

Security Description	Shares	Value
Common Stocks (continued)

Health Care (continued)
Retrophin, Inc.*(1)	33,316	$635,669
Sarepta Therapeutics, Inc.*(1)	6,751	789,462
Seattle Genetics, Inc.*	13,503	915,233
Theravance Biopharma, Inc. (Cayman Islands)*(1)	30,398	724,992
Ultragenyx Pharmaceutical, Inc.*(1)	17,404	1,148,664
United Therapeutics Corp.*	7,481	767,326
Vanda Pharmaceuticals, Inc.*	31,484	512,874
Vertex Pharmaceuticals, Inc.*	4,750	802,655
Total Health Care		35,542,213

Total Common Stocks
(Cost $38,708,267)		35,542,213

SECURITIES LENDING COLLATERAL — 7.1%

Money Market Fund — 7.1%
Dreyfus Government Cash Management Fund, 2.33%(2)(3)
(Cost $2,527,736)	2,527,736	2,527,736

TOTAL INVESTMENTS — 106.9%
(Cost $41,236,003)		38,069,949
Liabilities in Excess of Other Assets — (6.9)%		(2,463,297)
Net Assets — 100.0%		$35,606,652

*	Non-income producing security.
(1)	All or a portion of the security was on loan. The aggregate market value of securities on loan was $10,393,167; total market value of collateral held by the Fund was $10,853,522. Market value of the collateral held includes non-cash U.S. Treasury securities having a value of $8,325,786.
(2)	Represents securities purchased with cash collateral received for securities on loan.
(3)	The rate shown reflects the seven-day yield as of April 30, 2019.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of April 30, 2019 (See Note 2 in the Notes to Financial Statements):

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Common Stocks	$35,542,213	$—	$—	$35,542,213
Money Market Fund	2,527,736	—	—	2,527,736
Total	$38,069,949	$—	$—	$38,069,949

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — Virtus Newfleet Multi-Sector Bond ETF

April 30, 2019 (unaudited)

Security Description	Principal	Value
CORPORATE BONDS — 13.1%

Communication Services — 1.4%
AT&T, Inc., 3.78%, (3-Month USD LIBOR + 1.18%), 06/12/24(1)	$63,000	$63,309
Charter Communications Operating, LLC / Charter Communications Operating Capital, 4.91%, 07/23/25	120,000	127,392
Cincinnati Bell, Inc., 7.00%, 07/15/24(2)	54,000	50,087
Clear Channel Worldwide Holdings, Inc., 9.25%, 02/15/24(2)	55,000	59,331
Consolidated Communications, Inc., 6.50%, 10/01/22	70,000	66,762
Discovery Communications LLC, 3.95%, 03/20/28	112,000	110,371
DISH DBS Corp., 5.88%, 07/15/22	40,000	39,178
DISH DBS Corp., 7.75%, 07/01/26	33,000	29,617
Frontier Communications Corp., 8.50%, 04/15/20	22,000	21,065
Frontier Communications Corp., 7.63%, 04/15/24	55,000	30,663
Frontier Communications Corp., 8.50%, 04/01/26(2)	18,000	17,010
iHeartCommunications, Inc., 9.00%, 12/15/19(3)	265,000	197,425
McGraw-Hill Global Education Holdings LLC / McGraw-Hill Global Education Finance, 7.88%, 05/15/24(2)	55,000	47,231
Meredith Corp., 6.88%, 02/01/26	33,000	34,485
Total Communication Services		893,926

Consumer Discretionary — 2.0%
Beazer Homes USA, Inc., 6.75%, 03/15/25	45,000	43,594
Beazer Homes USA, Inc., 5.88%, 10/15/27	30,000	27,225
Boyd Gaming Corp., 6.00%, 08/15/26	56,000	58,380
Bunge Ltd. Finance Corp., 4.35%, 03/15/24	77,000	78,341
Caesars Resort Collection LLC / CRC Finco, Inc., 5.25%, 10/15/25(2)	31,000	30,380
Dollar Tree, Inc., 4.00%, 05/15/25	54,000	55,147
Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.50%, 02/15/23(2)	21,000	22,050
Eldorado Resorts, Inc., 6.00%, 09/15/26	23,000	23,977
frontdoor, Inc., 6.75%, 08/15/26(2)	46,000	48,357
GLP Capital LP / GLP Financing II, Inc., 5.25%, 06/01/25	52,000	54,779
Golden Nugget, Inc., 6.75%, 10/15/24(2)	45,000	46,125
Golden Nugget, Inc., 8.75%, 10/01/25(2)	25,000	26,250
Lear Corp., 3.80%, 09/15/27	141,000	137,415
M/I Homes, Inc., 5.63%, 08/01/25	55,000	54,244
MGM Growth Properties Operating Partnership LP / MGP Finance Co.-Issuer, Inc., 5.75%, 02/01/27(2)	70,000	73,762
Neiman Marcus Group Ltd. LLC, 8.00%, 10/15/21(2)	106,000	59,360
Panther Bf Aggregator 2 LP / Panther Finance Co., Inc., 6.25%, 05/15/26(2)	5,000	5,231
Panther Bf Aggregator 2 LP / Panther Finance Co., Inc., 8.50%, 05/15/27(2)	45,000	46,575
Prime Security Services Borrower LLC / Prime Finance, Inc., 5.25%, 04/15/24(2)	10,000	10,050

Security Description	Shares	Value
CORPORATE BONDS (continued)

Consumer Discretionary (continued)
Prime Security Services Borrower LLC / Prime Finance, Inc., 5.75%, 04/15/26(2)	$5,000	$5,069
Scientific Games International, Inc., 6.63%, 05/15/21	24,000	24,360
Scientific Games International, Inc., 8.25%, 03/15/26(2)	25,000	25,969
Tenneco, Inc., 5.00%, 07/15/26	57,000	46,883
Under Armour, Inc., 3.25%, 06/15/26	65,000	60,035
Viking Cruises Ltd., 5.88%, 09/15/27(2)	65,000	64,838
Vista Outdoor, Inc., 5.88%, 10/01/23	68,000	62,900
Weekley Homes LLC / Weekley Finance Corp., 6.63%, 08/15/25	70,000	69,650
William Lyon Homes, Inc., 6.00%, 09/01/23	70,000	69,650
Total Consumer Discretionary		1,330,596

Consumer Staples — 0.4%
Albertsons Cos. LLC / Safeway, Inc. / New Albertsons LP / Albertson’s LLC, 5.75%, 03/15/25	30,000	29,925
Altria Group, Inc., 4.40%, 02/14/26	12,000	12,420
Altria Group, Inc., 4.80%, 02/14/29	117,000	121,445
CVS Health Corp., 4.30%, 03/25/28	80,000	80,659
Total Consumer Staples		244,449

Energy — 1.3%
Blue Racer Midstream LLC / Blue Racer Finance Corp., 6.63%, 07/15/26(2)	80,000	82,100
Callon Petroleum Co., 6.13%, 10/01/24	25,172	25,983
Cheniere Energy Partners LP, 5.63%, 10/01/26(2)	30,000	31,064
Citgo Holding, Inc., 10.75%, 02/15/20(2)	46,000	47,495
CrownRock LP / CrownRock Finance, Inc., 5.63%, 10/15/25(2)	65,000	64,431
Denbury Resources, Inc., 9.25%, 03/31/22(2)	26,000	26,455
Denbury Resources, Inc., 7.50%, 02/15/24(2)	25,000	23,125
EP Energy LLC / Everest Acquisition Finance, Inc., 9.38%, 05/01/24(2)	25,000	9,500
EP Energy LLC / Everest Acquisition Finance, Inc., 8.00%, 11/29/24(2)	20,000	13,700
Kinder Morgan, Inc., Series G, 7.75%, 01/15/32	63,000	82,753
MPLX LP, 4.00%, 03/15/28	45,000	45,096
Nabors Industries, Inc., 5.50%, 01/15/23	56,000	53,620
Rowan Cos., Inc., 5.40%, 12/01/42	95,000	60,325
Sabine Pass Liquefaction LLC, 4.20%, 03/15/28	50,000	50,599
Sanchez Energy Corp., 7.25%, 02/15/23(2)	12,000	10,170
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.88%, 04/15/26	39,000	41,157
Transocean, Inc., 9.00%, 07/15/23(2)	18,000	19,327
USA Compression Partners LP / USA Compression Finance Corp., 6.88%, 04/01/26	53,000	55,849
USA Compression Partners LP / USA Compression Finance Corp., 6.88%, 09/01/27(2)	15,000	15,863
Vine Oil & Gas LP / Vine Oil & Gas Finance Corp., 8.75%, 04/15/23(2)	130,000	101,075
Weatherford International Ltd., 9.88%, 02/15/24	35,000	24,675
Total Energy		884,362

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — Virtus Newfleet Multi-Sector Bond ETF (continued)

April 30, 2019 (unaudited)

Security Description	Principal	Value
CORPORATE BONDS (continued)

Financials — 3.8%
Acrisure, LLC / Acrisure Finance, Inc., 8.13%, 02/15/24(2)	$30,000	$31,425
Acrisure, LLC / Acrisure Finance, Inc., 7.00%, 11/15/25(2)	70,000	63,700
Allstate Corp. (The), Series B, 5.75%, (3-Month USD LIBOR + 2.94%), 08/15/53(1)	95,000	98,013
Ares Capital Corp., 3.50%, 02/10/23	56,000	55,446
Athene Holding Ltd., 4.13%, 01/12/28	102,000	99,162
Aviation Capital Group LLC, 3.50%, 11/01/27(2)	91,000	87,138
Bank of America Corp., 4.20%, 08/26/24	68,000	70,604
Brighthouse Financial, Inc., 3.70%, 06/22/27	148,000	137,107
BrightSphere Investment Group PLC, 4.80%, 07/27/26	80,000	78,127
Capital One Financial Corp., 3.75%, 07/28/26	95,000	93,605
E*TRADE Financial Corp., 4.50%, 06/20/28	102,000	104,360
FS KKR Capital Corp., 4.25%, 01/15/20	78,000	78,181
Goldman Sachs Group, Inc. (The), 3.85%, (3-Month USD LIBOR + 1.17%), 05/15/26(1)	84,000	83,351
Huntington Bancshares, Inc., 5.70%, (3-Month USD LIBOR + 2.88%), perpetual(1),(4)	20,000	20,063
iStar, Inc., 5.25%, 09/15/22	25,000	25,250
JPMorgan Chase & Co., Series Z, 5.30%, (3-Month USD LIBOR + 3.80%), 12/01/65, perpetual(1),(4)	80,000	81,433
KeyCorp, Series D, 5.00%, (3-Month USD LIBOR + 3.61%), perpetual(1),(4)	95,000	94,372
M&T Bank Corp., Series F, 5.13%, (3-Month USD LIBOR + 3.52%), perpetual(1),(4)	35,000	35,556
MetLife, Inc., Series D, 5.88%, (3-Month USD LIBOR + 2.96%), perpetual(1),(4)	52,000	54,256
Morgan Stanley, 3.13%, 07/27/26	80,000	77,997
Nationstar Mortgage Holdings, Inc., 8.13%, 07/15/23(2)	55,000	55,550
Navient Corp., 6.75%, 06/25/25	84,000	85,890
PNC Financial Services Group, Inc. (The), 5.00%, (3-Month USD LIBOR + 3.30%), perpetual(1),(4)	95,000	95,401
Prudential Financial, Inc., 5.63%, (3-Month USD LIBOR + 3.92%), 06/15/43(1)	90,000	94,429
Santander Holdings USA, Inc., 4.45%, 12/03/21	21,000	21,705
Santander Holdings USA, Inc., 4.40%, 07/13/27	74,000	75,244
Springleaf Finance Corp., 6.88%, 03/15/25	30,000	32,250
Springleaf Finance Corp., 7.13%, 03/15/26	22,000	23,664
Synchrony Financial, 3.95%, 12/01/27	170,000	162,941
Synovus Financial Corp., 5.90%, (USD 5 Year Swap + 3.38%), 02/07/29(1)	55,000	56,375
Teachers Insurance & Annuity Association of America, 4.38%, (3-Month USD LIBOR + 2.66%), 09/15/54(1)(2)	115,000	118,010
Wells Fargo & Co., Series S, 5.90%, (3-Month USD LIBOR + 3.11%), perpetual(1),(4)	164,000	170,501
Total Financials		2,461,106

Health Care — 1.0%
Avantor, Inc., 6.00%, 10/01/24(2)	32,000	33,470
Avantor, Inc., 9.00%, 10/01/25(2)	45,000	49,050
Bausch Health Americas, Inc., 9.25%, 04/01/26(2)	24,000	26,760

Security Description	Shares	Value
CORPORATE BONDS (continued)

Health Care (continued)
Bausch Health Americas, Inc., 8.50%, 01/31/27(2)	$10,000	$10,919
Bausch Health Cos., Inc., 6.50%, 03/15/22(2)	9,000	9,326
Bausch Health Cos., Inc., 7.00%, 03/15/24(2)	9,000	9,506
Bausch Health Cos., Inc., 5.50%, 11/01/25(2)	51,000	52,387
Centene Corp., 5.38%, 06/01/26(2)	19,000	19,879
Cigna Corp., 4.13%, 11/15/25(2)	63,000	65,177
Cigna Corp., 4.38%, 10/15/28(2)	6,000	6,195
Eagle Holding Co. II LLC, 7.63%, 05/15/22(2)(5)	36,000	36,225
HCA, Inc., 5.63%, 09/01/28	37,000	39,498
HCA, Inc., 5.88%, 02/01/29	10,000	10,775
MPH Acquisition Holdings LLC, 7.13%, 06/01/24(2)	22,000	22,169
Mylan NV, 3.95%, 06/15/26	85,000	81,934
Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics SA, 6.63%, 05/15/22(2)	43,000	42,462
Par Pharmaceutical, Inc., 7.50%, 04/01/27(2)	35,000	36,393
Surgery Center Holdings, Inc., 6.75%, 07/01/25(2)	12,000	11,220
Surgery Center Holdings, Inc., 10.00%, 04/15/27(2)	30,000	30,900
Tenet Healthcare Corp., 6.25%, 02/01/27(2)	30,000	31,313
West Street Merger Sub, Inc., 6.38%, 09/01/25(2)	39,000	37,928
Total Health Care		663,486

Industrials — 0.9%
Hillman Group, Inc. (The), 6.38%, 07/15/22(2)	70,000	65,100
Navistar International Corp., 6.63%, 11/01/25(2)	55,000	56,375
New Enterprise Stone & Lime Co., Inc., 10.13%, 04/01/22(2)	112,000	115,276
Oshkosh Corp., 4.60%, 05/15/28	112,000	113,342
TransDigm, Inc., 6.50%, 05/15/25	100,000	101,375
US Airways Pass-Through Trust, Class B, Series 2012-1 8.00%, 10/01/19	125,501	127,522
Total Industrials		578,990

Information Technology — 0.9%
Banff Merger Sub, Inc., 9.75%, 09/01/26(2)	10,000	10,050
Broadcom Corp. / Broadcom Cayman Finance Ltd., 3.63%, 01/15/24	117,000	116,240
Citrix Systems, Inc., 4.50%, 12/01/27	90,000	90,106
CommScope, Inc., 8.25%, 03/01/27(2)	35,000	37,887
Dell International LLC / EMC Corp., 4.90%, 10/01/26(2)	50,000	51,267
Dell International LLC / EMC Corp., 8.10%, 07/15/36(2)	44,000	53,135
Everi Payments, Inc., 7.50%, 12/15/25(2)	15,000	15,637
Exela Intermediate LLC / Exela Finance, Inc., 10.00%, 07/15/23(2)	45,000	45,548
ViaSat, Inc., 5.63%, 09/15/25(2)	55,000	54,863
ViaSat, Inc., 5.63%, 04/15/27(2)	55,000	56,238
VMware, Inc., 3.90%, 08/21/27	80,000	77,961
Total Information Technology		608,932

Materials — 0.5%
Greif, Inc., 6.50%, 03/01/27(2)	45,000	46,350
Hexion, Inc., 10.38%, 02/01/22(2)(3)	138,000	108,675

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — Virtus Newfleet Multi-Sector Bond ETF (continued)

April 30, 2019 (unaudited)

Security Description	Principal	Value
CORPORATE BONDS (continued)

Materials (continued)
Kraton Polymers LLC / Kraton Polymers Capital Corp., 7.00%, 04/15/25(2)	$60,000	$62,307
LSB Industries, Inc., 9.63%, 05/01/23(2)	35,000	36,488
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 7.00%, 07/15/24(2)	42,000	43,496
Trident Merger Sub, Inc., 6.63%, 11/01/25(2)	40,000	37,500
Total Materials		334,816

Real Estate — 0.7%
EPR Properties, 4.75%, 12/15/26	75,000	77,355
Healthcare Trust of America Holdings LP, 3.75%, 07/01/27	59,000	58,456
Hospitality Properties Trust, 4.38%, 02/15/30	100,000	93,850
Life Storage LP, 3.88%, 12/15/27	19,000	18,660
LifeStorage LP, 3.50%, 07/01/26	54,000	52,167
MPT Operating Partnership LP / MPT Finance Corp., 5.00%, 10/15/27	32,000	32,160
Physicians Realty LP, 4.30%, 03/15/27	126,000	125,646
Realogy Group LLC / Realogy Co.-Issuer Corp., 9.38%, 04/01/27(2)	15,000	15,619
Total Real Estate		473,913

Utilities — 0.2%
DPL, Inc., 4.35%, 04/15/29(2)	73,000	73,590
Ferrellgas Partners LP / Ferrellgas Partners Finance Corp., 8.63%, 06/15/20	25,000	18,969
TerraForm Power Operating LLC, 5.00%, 01/31/28(2)	50,000	49,500
Total Utilities		142,059
Total Corporate Bonds
(Cost $8,659,527)		8,616,635

TERM LOANS — 11.0%

Aerospace — 0.2%
Dynasty Acquisition Co., Inc. (aka StandardAero Holding Corp.), 6.60%, (3-Month USD LIBOR + 4.00%), 04/06/26 (1)	22,762	22,907
Dynasty Acquisition Co., Inc. (aka StandardAero Holding Corp.), 6.60%, (3-Month USD LIBOR + 4.00%), 04/06/26 (1)	12,238	12,316
TransDigm, Inc., 4.98%, (1-Month USD LIBOR + 2.50%), 06/09/23 (1)	98,161	97,977
Total Aerospace		133,200

Chemicals — 0.2%
New Arclin U.S. Holding Corp., 5.98%, (1-Month USD LIBOR + 3.50%), 02/14/24 (1)	150,753	151,224

Consumer Durables — 0.1%
Global Appliance, Inc. (aka SharkNinja Operating LLC), 6.49%, (1-Month USD LIBOR + 4.00%), 09/29/24 (1)	74,125	74,403

Consumer Non-Durables — 0.9%
American Greetings Corp., 6.98%, (1-Month USD LIBOR + 4.50%), 04/06/24 (1)	213,400	214,333
Kronos Acquisition Intermediate, Inc. (aka KIK Custom Products), 6.48%, (1-Month USD LIBOR + 4.00%), 05/15/23 (Canada) (1)	26,202	25,215

Security Description	Shares	Value
TERM LOANS (continued)

Consumer Non-Durables (continued)
Parfums Holding Co., Inc., 6.88%, (3-Month USD LIBOR + 4.25%), 06/30/24 (1)	$125,205	$124,631
Rodan & Fields, LLC, 6.47%, (1-Month USD LIBOR + 4.00%), 06/16/25 (Kazakhstan) (1)	277,900	247,331
Total Consumer Non-Durables		611,510

Energy — 0.5%
CITGO Petroleum Corp., 7.60%, (3-Month USD LIBOR + 5.00%), 03/28/24 (1)	95,000	95,039
Medallion Midland Acquisition, LLC, 5.73%, (1-Month USD LIBOR + 3.25%), 10/30/24 (1)	167,241	166,562
Traverse Midstream Partners LLC, 6.59%, (3-Month USD LIBOR + 4.00%), 09/27/24 (Turkey) (1)	54,100	54,047
Total Energy		315,648

Financials — 1.0%
Asurion, LLC (fka Asurion Corp.), 8.98%, (1-Month USD LIBOR + 6.50%), 08/04/25 (1)	86,228	88,159
Blackhawk Network Holdings, Inc., 5.48%, (1-Month USD LIBOR + 3.00%), 06/15/25 (1)	43,988	44,034
Ditech Holding Corp., 12.50%, (3-Month USD LIBOR + 5.00%), 06/30/22 (1)	478,472	307,717
Financial & Risk US Holdings, Inc. (aka Refinitiv), 6.23%, (1-Month USD LIBOR + 3.75%), 10/01/25 (1)	64,600	64,008
FinCo I, LLC (aka Fortress Investment Group), 4.48%, (1-Month USD LIBOR + 2.00%), 12/27/22 (1)	79,493	79,957
iStar, Inc. (fka iStar Financial, Inc.), 5.24%, (1-Month USD LIBOR + 2.75%), 06/28/23 (1)	68,514	68,598
Total Financials		652,473

Food and Drug — 0.1%
Albertson’s LLC, 5.61%, (3-Month USD LIBOR + 3.00%), 12/21/22 (1)	43,713	43,834

Food/Tobacco — 0.2%
H-Food Holdings, LLC (aka Hearthside Food Solutions, LLC), 6.17%, (1-Month USD LIBOR + 3.69%), 05/23/25 (1)	19,663	19,310
Milk Specialties Co., 6.48%, (1-Month USD LIBOR + 4.00%), 08/16/23 (1)	137,139	137,654
Total Food/Tobacco		156,964

Gaming/Leisure — 0.4%
Playa Resorts Holding B.V., 5.23%, (1-Month USD LIBOR + 2.75%), 04/29/24 (1)	26,509	26,172
Scientific Games International, Inc., 5.23%, (1-Month USD LIBOR + 2.75%), 08/14/24 (1)	33,951	33,913
Stars Group Holdings B.V., 6.10%, (3-Month USD LIBOR + 3.50%), 07/10/25 (1)	44,716	44,985
UFC Holdings, LLC, 5.75%, (1-Month USD LIBOR + 3.25%), 08/18/23 (1)	177,618	178,491
Total Gaming/Leisure		283,561

Health Care — 1.4%
Accelerated Health Systems, LLC, 5.98%, (1-Month USD LIBOR + 3.50%), 10/31/25 (1)	99,750	100,218

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — Virtus Newfleet Multi-Sector Bond ETF (continued)

April 30, 2019 (unaudited)

Security Description	Principal	Value
TERM LOANS (continued)

Health Care (continued)
AHP Health Partners, Inc. (aka Ardent Health Partners, LLC), 6.98%, (1-Month USD LIBOR + 4.50%), 06/30/25 (1)	$48,901	$49,100
Bausch Health Companies, Inc. (fka Valeant Pharmaceuticals International, Inc.), 5.47%, (1-Month USD LIBOR + 3.00%), 06/02/25 (Canada) (1)	44,371	44,623
CCS-CMGC Holdings, Inc., 7.98%, (1-Month USD LIBOR + 5.50%), 10/01/25 (1)	159,600	154,612
CHG Healthcare Services, Inc. (fka CHG Buyer Corp.), 5.48%, (1-Month USD LIBOR + 3.00%), 06/07/23 (1)	212,530	212,907
Concordia Healthcare Corp., 7.98%, (1-Month USD LIBOR + 5.50%), 09/06/24 (Canada) (1)	157,410	148,113
Envision Health Care Corp., 6.23%, (1-Month USD LIBOR + 3.75%), 10/10/25 (1)	45,855	44,385
Ortho-Clinical Diagnostics, Inc., 5.73%, (1-Month USD LIBOR + 3.25%), 06/30/25 (1)	51,707	50,802
Prospect Medical Holdings, Inc., 8.00%, (1-Month USD LIBOR + 5.50%), 02/22/24 (1)	38,801	36,716
U.S. Renal Care, Inc., 6.85%, (3-Month USD LIBOR + 4.25%), 12/30/22 (1)	84,219	84,412
Total Health Care		925,888

Housing — 0.4%
American Builders & Contractors Supply Co., Inc., 4.48%, (1-Month USD LIBOR + 2.00%), 10/31/23 (Mexico) (1)	57,745	57,373
Capital Automotive L.P., 8.48%, (1-Month USD LIBOR + 6.00%), 03/24/25 (Chile) (1)	33,153	33,401
CPG International LLC (fka CPG International, Inc.), 6.63%, (3-Month USD LIBOR + 3.75%), 05/05/24 (1)	194,873	194,711
Total Housing		285,485

Information Technology — 1.2%
Applied Systems, Inc., 9.48%, (1-Month USD LIBOR + 7.00%), 09/19/25 (1)	50,000	51,025
BMC Software Finance, Inc., 6.85%, (3-Month USD LIBOR + 4.25%), 10/02/25 (1)	44,725	44,529
Dell International LLC / EMC Corp., 4.49%, (1-Month USD LIBOR + 2.00%), 09/07/23 (1)	94,759	94,920
Kronos, Inc., 5.74%, (3-Month USD LIBOR + 3.00%), 11/01/23 (Oman) (1)	127,445	127,793
Kronos, Inc., 10.99%, (3-Month USD LIBOR + 8.25%), 11/01/24 (1)	118,000	122,204
SS&C Technologies, Inc., 4.73%, (1-Month USD LIBOR + 2.25%), 04/16/25 (1)	34,316	34,381
SS&C Technologies, Inc., 4.73%, (1-Month USD LIBOR + 2.25%), 04/16/25 (1)	25,964	26,013
Ultimate Software Group, Inc. (The), 04/08/26 (6)	65,000	65,544
Vertafore, Inc., 5.73%, (1-Month USD LIBOR + 3.25%), 07/02/25 (1)	194,513	193,275
Total Information Technology		759,684

Manufacturing — 0.5%
CPI Acquisition, Inc., 7.35%, (3-Month USD LIBOR + 4.50%), 08/17/22 (1)	315,000	235,463

Security Description	Principal	Value
TERM LOANS (continued)

Manufacturing (continued)
Filtration Group Corp., 5.48%, (1-Month USD LIBOR + 3.00%), 03/29/25 (Israel) (1)	$19,376	$19,454
Hillman Group, Inc. (The), 6.48%, (1-Month USD LIBOR + 4.00%), 05/30/25 (1)	84,238	83,396
Total Manufacturing		338,313

Media/Telecom – Cable/Wireless Video — 0.2%
CSC Holdings, LLC, 4.72%, (1-Month USD LIBOR + 2.25%), 01/15/26 (1)	109,325	109,079

Media/Telecom – Diversified Media — 0.1%
Cineworld Finance US, Inc., 4.73%, (1-Month USD LIBOR + 2.25%), 02/28/25 (Kazakhstan) (1)	90,880	90,615

Media/Telecom – Telecommunications — 0.7%
CenturyLink, Inc., 5.23%, (1-Month USD LIBOR + 2.75%), 01/31/25 (1)	227,202	226,113
Securus Technologies Holdings, Inc., 6.98%, (1-Month USD LIBOR + 4.50%), 11/01/24 (1)	25,894	25,549
Securus Technologies Holdings, Inc., 10.73%, (1-Month USD LIBOR + 8.25%), 11/01/25 (1)	140,000	136,990
West Corp., 6.63%, (3-Month USD LIBOR + 4.00%), 10/10/24 (1)	34,785	33,751
Total Media/Telecom – Telecommunications		422,403

Media/Telecom – Wireless Communications — 0.1%
CommScope, Inc., 5.73%, (1-Month USD LIBOR + 3.25%), 04/03/26 (1)	60,000	60,609

Metals/Minerals — 0.2%
GrafTech Finance, Inc., 5.98%, (1-Month USD LIBOR + 3.50%), 02/12/25 (1)	141,641	141,818

Retail — 0.4%
Neiman Marcus Group, Inc. (The), 5.72%, (1-Month USD LIBOR + 3.25%), 10/25/20(1)	300,247	278,854

Service — 1.2%
Dun & Bradstreet Corporation, The, 7.48%, (1-Month USD LIBOR + 5.00%), 02/06/26 (1)	40,000	40,350
GFL Environmental, Inc., 5.50%, (1-Month USD LIBOR + 3.00%), 05/30/25 (1)	83,922	83,372
Hoya Midco, LLC, 5.98%, (1-Month USD LIBOR + 3.50%), 06/30/24 (1)	224,902	223,638
PI UK Holdco II Limited, 5.98%, (1-Month USD LIBOR + 3.50%), 01/03/25 (1)	161,480	161,783
Red Ventures, LLC, 5.48%, (1-Month USD LIBOR + 3.00%), 11/08/24 (1)	91,683	92,141
Sedgwick Claims Management Services, Inc., 5.73%, (1-Month USD LIBOR + 3.25%), 12/31/25 (1)	4,963	4,958
TKC Holdings, Inc., 6.24%, (1-Month USD LIBOR + 3.75%), 02/01/23 (1)	143,025	142,847
Total Service		749,089

Transportation – Automotive — 0.2%
Panther BF Aggregator 2 LP, 03/18/26 (6)	120,000	120,637

Utilities — 0.8%
APLP Holdings Limited Partnership, 5.23%, (1-Month USD LIBOR + 2.75%), 04/13/23 (1)	120,725	121,649

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — Virtus Newfleet Multi-Sector Bond ETF (continued)

April 30, 2019 (unaudited)

Security Description	Principal	Value
TERM LOANS (continued)

Utilities (continued)
Brookfield WEC Holdings, Inc. (aka Westinghouse Electric Co. LLC), 5.98%, (1-Month USD LIBOR + 3.50%), 08/01/25 (1)	$54,675	$55,085
Brookfield WEC Holdings, Inc. (aka Westinghouse Electric Co. LLC), 9.23%, (1-Month USD LIBOR + 6.75%), 08/03/26 (1)	25,000	25,469
Calpine Corp., 5.34%, (3-Month USD LIBOR + 2.75%), 04/05/26 (1)	155,000	155,688
Talen Energy Supply, LLC, 6.48%, (1-Month USD LIBOR + 4.00%), 04/15/24 (1)	152,911	153,342
Total Utilities		511,233

Total Term Loans
(Cost $7,424,251)		7,216,524

FOREIGN BONDS — 8.7%

Communication Services — 0.3%
Tencent Holdings Ltd., 3.98%, 04/11/29 (China)(2)	200,000	201,866

Consumer Discretionary — 0.1%
Gateway Casinos & Entertainment Ltd., 8.25%, 03/01/24 (Canada)(2)	35,000	36,750

Consumer Staples — 0.2%
Anheuser-Busch InBev Worldwide, Inc., 4.00%, 04/13/28 (Belgium)	60,000	61,278
Anheuser-Busch InBev Worldwide, Inc., 4.75%, 01/23/29 (Belgium)	22,000	23,557
Kronos Acquisition Holdings, Inc., 9.00%, 08/15/23 (Canada)(2)	61,000	54,595
Total Consumer Staples		139,430

Energy — 1.9%
Encana Corp., 8.13%, 09/15/30 (Canada)	125,000	161,955
KazMunayGas National Co. JSC, 4.75%, 04/19/27 (Kazakhstan)(2)	300,000	311,206
Petrobras Global Finance BV, 7.38%, 01/17/27 (Brazil)	280,000	312,480
Petrobras Global Finance BV, 5.75%, 02/01/29 (Brazil)	230,000	231,150
Petroleos Mexicanos, 4.63%, 09/21/23 (Mexico)	50,000	49,800
Petroleos Mexicanos, 6.50%, 03/13/27 (Mexico)	30,000	30,462
Petroleos Mexicanos, 5.35%, 02/12/28 (Mexico)	90,000	84,492
Petroleos Mexicanos, 6.50%, 06/02/41 (Mexico)	40,000	36,960
Total Energy		1,218,505

Financials — 1.6%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.65%, 07/21/27 (Ireland)	150,000	142,821
Australia & New Zealand Banking Group Ltd., 4.40%, 05/19/26 (Australia)(2)	290,000	297,033
Bank of Montreal, 3.80%, (USD 5 Year Swap + 1.43%), 12/15/32 (Canada)(1)	72,000	70,113
BBVA Bancomer SA, 5.13%, (US 5 Year CMT T-Note + 2.65%), 01/18/33 (Mexico)(1)(2)	200,000	190,250

Security Description		Principal	Value
FOREIGN BONDS (continued)

Financials (continued)
Development Bank of Kazakhstan JSC, 8.95%, 05/04/23 (Kazakhstan)(2)	KZT	$70,000,000	$183,056
Fairfax Financial Holdings Ltd., 4.85%, 04/17/28 (Canada)		105,000	105,043
Toronto-Dominion Bank (The), 3.63%, (USD 5 Year Swap + 2.21%), 09/15/31 (Canada)(1)		90,000	88,920
Total Financials			1,077,236

Government — 2.8%
Argentine Republic Government International Bond, 6.88%, 01/26/27 (Argentina)		250,000	181,159
Indonesia Government International Bond, 8.50%, 10/12/35 (Indonesia)(2)		200,000	288,460
Indonesia Treasury Bond, Series FR77, 8.13%, 05/15/24 (Indonesia)	IDR	970,000,000	70,504
Ivory Coast Government International Bond, 6.38%, 03/03/28 (Ivory Coast)(2)		200,000	194,931
Mexican Bonos, Series M, 6.50%, 06/09/22 (Mexico)	MXN	2,200,000	111,474
Oman Government International Bond, 5.38%, 03/08/27 (Oman)(2)		200,000	188,746
Provincia De Buenos Aire, 9.13%, 03/16/24 (Argentina)(2)		450,000	341,437
Republic of South Africa Government Bond, Series 2023, 7.75%, 02/28/23 (South Africa)	ZAR	1,400,000	98,005
Republic of South Africa Government International Bond, 5.65%, 09/27/47 (South Africa)		200,000	188,106
Ukraine Government International Bond, 7.75%, 09/01/26 (Ukraine)(2)		185,000	172,702
Total Government			1,835,524

Health Care — 0.0%
Advanz Pharma Corp., 8.00%, 09/06/24 (Canada)		17,000	15,980

Industrials — 0.9%
Avolon Holdings Funding Ltd., 4.38%, 05/01/26 (Ireland)(2)		87,000	86,594
CNH Industrial NV, 4.50%, 08/15/23 (United Kingdom)		98,000	101,685
Garda World Security Corp., 8.75%, 05/15/25 (Canada)(2)		174,000	164,900
GFL Environmental, Inc., 7.00%, 06/01/26 (Canada)(2)		22,000	21,505
GFL Environmental, Inc., 8.50%, 05/01/27 (Canada)(2)		25,000	26,094
Norwegian Air Shuttle ASA Pass-Through Trust, Class A, Series 2016-1, 4.88%, 05/10/28 (Norway) (2)		194,603	186,751
Titan Acquisition Ltd. / Titan Co.-Borrower LLC, 7.75%, 04/15/26 (Canada)(2)		40,000	36,900
Total Industrials			624,429

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — Virtus Newfleet Multi-Sector Bond ETF (continued)

April 30, 2019 (unaudited)

Security Description	Principal	Value
FOREIGN BONDS (continued)

Materials — 0.9%
ArcelorMittal, 4.55%, 03/11/26 (Luxembourg)	$90,000	$93,342
BHP Billiton Finance USA Ltd., 6.75%, (USD 5 Year Swap + 5.09%), 10/19/75 (Australia)(1)(2)	240,000	270,412
Eldorado Gold Corp., 6.13%, 12/15/20 (Canada)(2)	50,000	49,875
Glencore Funding LLC, 4.00%, 03/27/27 (Switzerland)(2)	106,000	104,084
NOVA Chemicals Corp., 4.88%, 06/01/24 (Canada)(2)	15,000	14,719
NOVA Chemicals Corp., 5.00%, 05/01/25 (Canada)(2)	30,000	29,287
Total Materials		561,719

Total Foreign Bonds
(Cost $5,823,225)		5,711,439

U.S. TREASURY NOTES — 4.7%
U.S. Treasury Bill 2.50%, 09/05/19(7)	500,000	495,833
U.S. Treasury Note 2.25%, 03/31/21	530,000	529,752
U.S. Treasury Note 2.38%, 01/31/23	2,055,000	2,063,910

Total U.S. Treasury Notes
(Cost $3,046,107)		3,089,495

MORTGAGE BACKED SECURITIES — 3.8%

Commercial Mortgage Backed Securities — 0.1%
Sutherland Commercial Mortgage Loans, Class A, Series 2017-SBC6, 3.19%, 05/25/37(1)(2)(8)	86,203	85,973

Residential Mortgage Backed Securities — 3.7%
Angel Oak Mortgage Trust I LLC, Class A1, Series 2019-1, 3.92%, 11/25/48(1)(2)(8)	285,383	288,987
Banc of America Funding Trust, Class 5A1, Series 2004-D, 4.49%, 01/25/35(1)(8)	337,173	338,628
Colony Starwood Homes Trust, Class C, Series 2016-2A, 4.62%, (1-Month USD LIBOR + 2.15%), 12/17/33(1)(2)	268,281	268,767
COLT Mortgage Loan Trust, Class A3, Series 2017-1, 3.07%, 05/27/47(1)(2)(8)	69,869	69,853
Deephaven Residential Mortgage Trust, Class A2, Series 2017-1A, 2.93%, 12/26/46(1)(2)(8)	33,008	32,995

Security Description	Principal	Value
FOREIGN BONDS (continued)

Residential Mortgage Backed Securities (continued)
Deephaven Residential Mortgage Trust, Class A2, Series 2017-2A, 2.61%, 06/25/47(1)(2)(8)	$65,747	$65,242
JPMorgan Mortgage Trust, Class A3, Series 2018-8, 4.00%, 01/25/49(1)(2)(8)	102,747	104,436
Mill City Mortgage Loan Trust, Class A1B, Series 2018-4, 3.50%, 04/25/66(1)(2)(8)	100,000	100,118
New Residential Mortgage Loan Trust, Class A1, Series 2016-1A, 3.75%, 03/25/56(1)(2)(8)	122,210	123,657
PRPM LLC, Class A1, Series 2019-1A, 4.50%, 01/25/24(2)(9)	97,166	98,314
Sequoia Mortgage Trust, Class B1, Series 2013-8, 3.53%, 06/25/43(1)(8)	268,955	270,421
Structured Adjustable Rate Mortgage Loan Trust, Class 3A2, Series 2004-4, 4.72%, 04/25/34(1)(8)	112,932	116,898
Towd Point Mortgage Trust, Class A2, Series 2016-4, 3.00%, 07/25/56(1)(2)(8)	250,000	245,387
VOLT LXXI LLC, Class A1A, Series 2018-NPL7, 3.97%, 09/25/48(2)(9)	118,022	118,667
VOLT LXXV LLC, Class A1A, Series 2019-NPL1, 4.34%, 01/25/49(2)(9)	140,442	141,912
Total Residential Mortgage Backed Securities		2,384,282

Total Mortgage Backed Securities
(Cost $2,429,831)		2,470,255

ASSET BACKED SECURITIES — 2.4%
Arbys Funding LLC, Class A2, Series 2015-1A, 4.97%, 10/30/45(2)	328,100	336,454
Drug Royalty III LP 1, Class A, Series 2016-1A, 3.98%, 04/15/27(2)	179,932	180,217
Genesis Sales Finance Master Trust, Class A, Series 2019-AA, 4.68%, 08/20/23(2)	115,000	116,628
OnDeck Asset Securitization Trust LLC, Class A, Series 2018-1A, 3.50%, 04/18/22(2)	370,000	371,392
Skopos Auto Receivables Trust, Class B, Series 2018-1A, 3.93%, 05/16/22(2)	565,000	565,440

Total Asset Backed Securities
(Cost $1,562,312)		1,570,131

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — Virtus Newfleet Multi-Sector Bond ETF (continued)

April 30, 2019 (unaudited)

Security Description	Shares	Value
MONEY MARKET FUND — 10.5%
JP Morgan U.S. Government Money Market Institutional Shares, 2.29%(10) (Cost $6,892,675)	6,892,675	$6,892,675
TOTAL INVESTMENTS — 54.2%
(Cost $35,837,928)		35,567,154
Other Assets in Excess of Liabilities — 45.8%(11)		30,057,165
Net Assets — 100.0%		$65,624,319

(1)	Variable rate instrument. The interest rate shown reflects the rate in effect at April 30, 2019.
(2)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid. At April 30, 2019, the aggregate value of these securities was $9,770,575, or 14.9% of net assets.
(3)	Security in default, no interest payments are being received during the bankruptcy proceedings.
(4)	Perpetual security with no stated maturity date.
(5)	Payment in-kind security.100% of the income was received in cash.
(6)	The loan will settle after April 30, 2019 at which the interest rate will be determined.
(7)	Represents a zero coupon bond. Rate shown reflects the effective yield.
(8)	Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions.
(9)	Represents step coupon bond. Rate shown reflects the rate in effect as of April 30, 2019.
(10)	The rate shown reflects the seven-day yield as of April 30, 2019.
(11)	Amounts represent receivables from unsettled trades and certain other assets, net of liabilities.

Abbreviations:

CMT — 1 Year Constant Maturity Treasury Index

LIBOR — London InterBank Offered Rate

LP — Limited Partnership

PLC — Public Limited Company

USD — United States Dollar

Currency Abbreviations

IDR Indonesian Rupiah

KZT Kazakhstani Tenge

MXN Mexican Peso

ZAR South African Rand

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of April 30, 2019 (See Note 2 in the Notes to Financial Statements):

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Corporate Bonds	$—	$8,616,635	$—	$8,616,635
Term Loans	—	7,216,524	—	7,216,524
Foreign Bonds	—	5,711,439	—	5,711,439
U.S. Treasury Notes	—	3,089,495	—	3,089,495
Mortgage Backed Securities	—	2,470,255	—	2,470,255
Asset Backed Securities	—	1,570,131	—	1,570,131
Money Market Fund	6,892,675	—	—	6,892,675
Total	$6,892,675	$28,674,479	$—	$35,567,154

Some of the Fund’s investments that were categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments. For the period ended April 30, 2019, securities with a fair value of $204,640 transferred from Level 3 to Level 2 due to a change in data availability used in investment valuation.

A reconciliation of assets in which Level 3 inputs were used in determining fair value is presented when there are significant Level 3 investments during the reporting period. The following summarizes inputs (level 3) that were used for the period ended April 30, 2019:

Mortgage Backed Securities
Balance as of October 31, 2018	$272,105
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(47)
Purchases	—
Sales	(67,418)
Amortization (accretion)	—
Transfers into Level 3	—
Transfers out of Level 3	(204,640)
Balance as of April 30, 2019	—
Net change in unrealized appreciation (depreciation) from investments still held as of April 30, 2019:	$—

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — Virtus Private Credit Strategy ETF

April 30, 2019 (unaudited)

Security Description	Shares	Value
Common Stocks — 62.2%

Financials — 62.2%
Apollo Investment Corp.	266,840	$4,170,709
Ares Capital Corp.	171,606	3,088,908
Barings BDC, Inc.	664,099	6,601,144
BlackRock Capital Investment Corp.	634,769	3,948,263
BlackRock TCP Capital Corp.	222,156	3,221,262
Capital Southwest Corp.	85,467	1,837,541
Capitala Finance Corp.	203,497	1,764,319
CM Finance, Inc.	218,729	1,572,662
Fidus Investment Corp.	234,392	3,679,954
FS KKR Capital Corp.	673,721	4,264,654
Garrison Capital, Inc.	231,003	1,619,331
Gladstone Capital Corp.	327,481	3,111,070
Gladstone Investment Corp.	205,418	2,571,833
Goldman Sachs BDC, Inc.	137,096	2,837,887
Golub Capital BDC, Inc.	141,554	2,608,840
Hercules Capital, Inc.	246,452	3,201,411
Horizon Technology Finance Corp.	136,706	1,621,333
Main Street Capital Corp.	63,076	2,489,610
Medley Capital Corp.	541,615	1,814,410
Monroe Capital Corp.	301,757	3,708,594
MVC Capital, Inc.	189,188	1,736,746
New Mountain Finance Corp.	233,298	3,280,170
Oaktree Specialty Lending Corp.	569,734	3,008,196
Oaktree Strategic Income Corp.	202,632	1,760,872
OFS Capital Corp.	147,091	1,834,225
Oxford Square Capital Corp.	670,734	4,326,234
PennantPark Floating Rate Capital Ltd.	218,495	2,881,949
PennantPark Investment Corp.	545,138	3,892,285
Portman Ridge Finance Corp.	478,667	1,459,934
Prospect Capital Corp.	646,277	4,362,370
Saratoga Investment Corp.	74,134	1,858,539
Solar Capital Ltd.	122,435	2,622,558
Solar Senior Capital Ltd.	167,701	2,894,519
Stellus Capital Investment Corp.	115,415	1,657,359
TCG BDC, Inc.	142,001	2,124,335
THL Credit, Inc.	248,383	1,698,940
TPG Specialty Lending, Inc.	132,517	2,688,770
TriplePoint Venture Growth BDC Corp.	288,172	4,022,881
WhiteHorse Finance, Inc.	123,069	1,791,885
Total Financials		109,636,502

Total Common Stocks
(Cost $110,703,943)		$109,636,502

Security Description	Shares	Value
Closed End Funds — 36.0%
Barings Corporate Investors	162,916	$2,590,365
BlackRock Debt Strategies Fund, Inc.	235,423	2,551,985
BlackRock Floating Rate Income Strategies Fund, Inc.	161,233	2,068,619
BlackRock Floating Rate Income Trust	165,365	2,085,253
Blackstone / GSO Long-Short Credit Income Fund	200,283	3,142,440
Blackstone / GSO Senior Floating Rate Term Fund	150,121	2,511,524
Blackstone / GSO Strategic Credit Fund	212,617	3,065,937
Eagle Point Credit Co., Inc.	313,301	5,360,580
Eaton Vance Floating-Rate Income Trust	163,868	2,241,714
Eaton Vance Senior Floating-Rate Trust	179,803	2,396,774
Eaton Vance Senior Income Trust	338,405	2,145,488
First Trust Senior Floating Rate Income Fund II	182,152	2,209,504
Invesco Senior Income Trust	529,395	2,297,574
KKR Income Opportunities Fund	223,153	3,557,059
Nuveen Credit Strategies Income Fund	334,171	2,670,026
Nuveen Floating Rate Income Fund	264,520	2,642,555
Nuveen Floating Rate Income Opportunity Fund	276,559	2,729,637
Nuveen Senior Income Fund	440,358	2,615,727
Nuveen Short Duration Credit Opportunities Fund	169,068	2,688,181
Oxford Lane Capital Corp.	669,364	7,282,680
Pioneer Floating Rate Trust	228,676	2,453,694
Voya Prime Rate Trust	445,438	2,164,829

Total Closed End Funds
(Cost $62,731,774)		63,472,145
TOTAL INVESTMENTS — 98.2%
(Cost $173,435,717)		173,108,647
Other Assets in Excess of Liabilities — 1.8%		3,229,347
Net Assets — 100.0%		$176,337,994

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of April 30, 2019 (See Note 2 in the Notes to Financial Statements):

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Common Stocks	$109,636,502	$—	$—	$109,636,502
Closed End Funds	63,472,145	—	—	63,472,145
Total	$173,108,647	$—	$—	$173,108,647

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — Virtus Real Asset Income ETF

April 30, 2019 (unaudited)

Security Description	Shares	Value
Common Stocks — 99.1%

Communication Services — 6.5%
BCE, Inc. (Canada)	51,540	$2,305,899
China Mobile Ltd. (China)(1)	43,054	2,052,384
Cogent Communications Holdings, Inc.	43,120	2,381,518
Telecom Argentina SA (Argentina)*(1)	148,084	1,947,305
Telefonica Brasil SA (Brazil)(1)	181,910	2,164,729
TELUS Corp. (Canada)	62,621	2,306,958
Total Communication Services		13,158,793

Consumer Staples — 2.3%
Bunge Ltd.	43,558	2,282,875
Ingredion, Inc.	23,795	2,254,576
Total Consumer Staples		4,537,451

Energy — 30.3%
Andeavor Logistics LP	64,392	2,159,064
Black Stone Minerals LP	126,110	2,286,374
Canadian Natural Resources Ltd. (Canada)	80,054	2,400,019
China Petroleum & Chemical Corp. (China)(1)	26,916	2,065,534
CNX Midstream Partners LP	152,345	2,362,871
CONSOL Coal Resources LP	128,168	2,278,827
CVR Energy, Inc.	54,381	2,480,317
Delek Logistics Partners LP	70,316	2,294,411
Delek US Holdings, Inc.	61,806	2,290,530
Dorchester Minerals LP	124,660	2,358,567
Enbridge, Inc. (Canada)	61,925	2,287,509
EQM Midstream Partners LP	51,171	2,353,866
Green Plains Partners LP	142,345	2,280,367
Marathon Petroleum Corp.	36,273	2,207,938
MPLX LP	66,342	2,140,193
ONEOK, Inc.	32,604	2,214,790
Pembina Pipeline Corp. (Canada)	60,671	2,169,595
Permian Basin Royalty Trust	294,255	1,921,485
Phillips 66	23,108	2,178,391
Phillips 66 Partners LP	41,524	2,056,684
RPC, Inc.	217,116	2,234,124
Shell Midstream Partners LP	114,508	2,302,756
Suncor Energy, Inc. (Canada)	65,882	2,174,106
TransCanada Corp. (Canada)	50,187	2,396,931
Valero Energy Corp.	26,365	2,390,251
Viper Energy Partners LP	67,005	2,252,708
Western Midstream Partners LP	69,310	2,188,810
Total Energy		60,727,018

Financials — 2.3%
Arbor Realty Trust, Inc.	176,417	2,409,856
New Residential Investment Corp.	134,766	2,265,417
Total Financials		4,675,273

Industrials — 1.3%
Grupo Aeroportuario del Pacifico SAB de CV (Mexico)(1)	25,144	2,548,847

Security Description	Shares	Value
Common Stocks (continued)

Materials — 19.9%
Air Products & Chemicals, Inc.	12,166	$2,503,641
Braskem SA (Brazil)(1)	82,520	2,017,614
Eastman Chemical Co.	28,825	2,273,716
Huntsman Corp.	99,542	2,213,814
LyondellBasell Industries NV Class A	25,793	2,275,716
Mercer International, Inc. (Canada)	161,184	2,282,366
Methanex Corp. (Canada)	37,719	2,071,528
Neenah, Inc.	34,873	2,366,133
Norbord, Inc. (Canada)	84,542	2,152,439
PolyOne Corp.	74,747	2,066,007
Reliance Steel & Aluminum Co.	25,219	2,319,139
Rio Tinto PLC (Australia)(1)	40,074	2,360,359
Sensient Technologies Corp.	34,319	2,406,448
Sociedad Quimica y Minera de Chile SA (Chile)(1)	57,895	2,063,378
Southern Copper Corp. (Peru)	57,748	2,218,678
Steel Dynamics, Inc.	63,618	2,015,418
Vale SA (Brazil)(1)	169,208	2,162,478
Vedanta Ltd. (India)(1)	225,723	2,157,912
Total Materials		39,926,784

Real Estate — 31.9%
Alexander’s, Inc.	6,192	2,350,669
Apple Hospitality REIT, Inc.	138,875	2,284,494
Armada Hoffler Properties, Inc.	147,224	2,377,668
Braemar Hotels & Resorts, Inc.	183,525	2,550,997
Brandywine Realty Trust	145,902	2,245,432
Brixmor Property Group, Inc.	126,041	2,253,613
Community Healthcare Trust, Inc.	63,902	2,331,145
Easterly Government Properties, Inc.	126,391	2,275,038
EPR Properties	29,793	2,349,476
Gaming and Leisure Properties, Inc.	60,573	2,445,938
GEO Group, Inc. (The)	117,885	2,360,058
Global Net Lease, Inc.	119,182	2,272,801
Iron Mountain, Inc.	64,647	2,099,734
Jernigan Capital, Inc.	106,179	2,237,191
Kimco Realty Corp.	125,346	2,179,767
Lamar Advertising Co. Class A	28,453	2,352,209
Medical Properties Trust, Inc.	120,887	2,110,687
Monmouth Real Estate Investment Corp.	172,281	2,367,141
National Health Investors, Inc.	28,556	2,153,979
Omega Healthcare Investors, Inc.	61,274	2,168,487
One Liberty Properties, Inc.	76,763	2,172,393
Pebblebrook Hotel Trust	71,018	2,312,346
Ryman Hospitality Properties, Inc.	27,128	2,159,389
Sabra Health Care REIT, Inc.	119,808	2,343,444
Summit Hotel Properties, Inc.	200,664	2,329,709
Taubman Centers, Inc.	43,307	2,135,035
Weingarten Realty Investors	80,507	2,329,873
Xenia Hotels & Resorts, Inc.	112,526	2,436,188
Total Real Estate		63,984,901

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — Virtus Real Asset Income ETF (continued)

April 30, 2019 (unaudited)

Security Description	Shares	Value
Common Stocks (continued)

Utilities — 4.6%
Algonquin Power & Utilities Corp. (Canada)	203,532	$2,320,265
Dominion Energy, Inc.	30,324	2,361,330
Duke Energy Corp.	25,333	2,308,343
Edison International	35,049	2,235,074
Total Utilities		9,225,012

Total Common Stocks
(Cost $200,377,763)		198,784,079

TOTAL INVESTMENTS — 99.1%
(Cost $200,377,763)		$198,784,079
Other Assets in Excess of Liabilities — 0.9%		1,812,565
Net Assets — 100.0%		$200,596,644

*	Non-income producing security.
(1)	American Depositary Receipts.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of April 30, 2019 (See Note 2 in the Notes to Financial Statements):

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Common Stocks	$198,784,079	$—	$—	$198,784,079
Total	$198,784,079	$—	$—	$198,784,079

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — Virtus WMC Global Factor Opportunities ETF

April 30, 2019 (unaudited)

Security Description	Shares	Value
Common Stocks — 97.7%

Communication Services — 4.9%
China Mobile Ltd. (China)	1,114	$10,615
Chunghwa Telecom Co. Ltd. (Taiwan)	4,121	14,803
Deutsche Telekom AG (Germany)	732	12,245
Facebook, Inc. Class A*	435	84,129
Liberty Global PLC Class A (United Kingdom)*	1,003	27,091
Omnicom Group, Inc.	467	37,374
Pearson PLC (United Kingdom)	858	9,289
SK Telecom Co. Ltd. (South Korea)	46	9,746
SoftBank Group Corp. (Japan)	159	16,493
Ubisoft Entertainment SA (France)*	103	9,824
Viacom, Inc. Class B	407	11,766
Vodafone Group PLC (United Kingdom)	7,248	13,421
Total Communication Services		256,796

Consumer Discretionary — 9.7%
adidas AG (Germany)	51	13,105
Advance Auto Parts, Inc.	92	15,301
AutoZone, Inc.*	25	25,708
Berkeley Group Holdings PLC (United Kingdom)	300	14,693
Best Buy Co., Inc.	360	26,788
Chipotle Mexican Grill, Inc. Class A*	30	20,641
Daimler AG (Germany)*	300	19,630
Darden Restaurants, Inc.	172	20,227
eBay, Inc.	494	19,142
Fiat Chrysler Automobiles NV (United Kingdom)	808	12,446
General Motors Co.	585	22,786
H&R Block, Inc.	385	10,476
Haier Electronics Group Co. Ltd. (Hong Kong)*	5,938	16,993
Home Depot, Inc. (The)	188	38,296
Kohl’s Corp.	239	16,993
Lear Corp.	110	15,730
Lululemon Athletica, Inc.*	151	26,629
Macy’s, Inc.	452	10,640
Panasonic Corp. (Japan)	2,408	22,071
Peugeot SA (France)	643	16,847
PulteGroup, Inc.	506	15,919
PVH Corp.	142	18,317
Sankyo Co. Ltd. (Japan)	326	12,833
Starbucks Corp.	417	32,393
Tata Motors Ltd. (India)*(1)	1,202	18,511
VF Corp.	215	20,298
Total Consumer Discretionary		503,413

Consumer Staples — 8.8%
Aeon Co. Ltd. (Japan)	1,044	19,255
Archer-Daniels-Midland Co.	535	23,861
BIM Birlesik Magazalar AS (Turkey)	628	8,741
Chocoladefabriken Lindt & Spruengli AG (Switzerland)	2	13,298
Church & Dwight Co., Inc.	302	22,635
Coca-Cola Co. (The)	254	12,461
Danone SA (France)	225	18,190
Diageo PLC (United Kingdom)	776	32,720
Heineken NV (Netherlands)	146	15,760
Koninklijke Ahold Delhaize NV (Netherlands)	824	19,833
Lamb Weston Holdings, Inc.	191	13,380
L’Oreal SA (France)	117	32,164
Nestle SA (Switzerland)	350	33,679
NH Foods Ltd. (Japan)	466	18,699

Security Description	Shares	Value
Common Stocks (continued)

Consumer Staples (continued)
PepsiCo, Inc.	154	$19,720
Pernod Ricard SA (France)	131	22,826
Pick n Pay Stores Ltd. (South Africa)	2,863	13,884
Procter & Gamble Co. (The)	273	29,069
SPAR Group Ltd. (The) (South Africa)	841	11,405
Unilever NV (United Kingdom)	342	20,698
Unilever PLC (United Kingdom)	374	22,714
Walmart, Inc.	322	33,115
Total Consumer Staples		458,107

Energy — 3.8%
BP PLC (United Kingdom)	4,212	30,703
China Petroleum & Chemical Corp. Class H (China)	23,868	18,346
CNOOC Ltd. (China)	10,662	19,272
Equinor ASA (Norway)	728	16,239
JXTG Holdings, Inc. (Japan)	3,774	18,319
LUKOIL PJSC (Russia)(1)	303	25,906
Marathon Petroleum Corp.	330	20,087
Suncor Energy, Inc. (Canada)	443	14,609
Tatneft PJSC (Russia)(1)	220	15,461
TransCanada Corp. (Canada)	408	19,473
Total Energy		198,415

Financials — 26.3%
Affiliated Managers Group, Inc.	183	20,298
Aflac, Inc.	484	24,384
AIA Group Ltd. (Hong Kong)	2,644	26,946
Allianz SE (Germany)	130	31,320
Allstate Corp. (The)	204	20,208
American Express Co.	485	56,857
American Financial Group, Inc.	137	14,184
Athene Holding Ltd. Class A*	333	15,038
Australia & New Zealand Banking Group Ltd. (Australia)	744	14,266
Aviva PLC (United Kingdom)	4,290	24,027
AXA SA (France)	492	13,103
Axis Bank Ltd. (India)*(2)	259	14,090
Banco Santander SA (Spain)	4,554	23,044
Bank Central Asia Tbk PT (Indonesia)	7,674	15,483
Bank of America Corp.	4,094	125,195
Bank of New York Mellon Corp. (The)	495	24,582
Berkshire Hathaway, Inc. Class B*	82	17,770
Capital One Financial Corp.	304	28,220
China Construction Bank Corp. Class H (China)	18,968	16,756
Cincinnati Financial Corp.	280	26,930
Commonwealth Bank of Australia (Australia)	372	19,542
Deutsche Bank AG (Germany)	1,242	10,265
Discover Financial Services	344	28,033
E*TRADE Financial Corp.	430	21,784
East West Bancorp, Inc.	339	17,452
Everest Re Group Ltd.	72	16,956
EXOR NV (Netherlands)	244	16,245
Franklin Resources, Inc.	468	16,188
Groupe Bruxelles Lambert SA (Belgium)	145	13,860
Hanwha Life Insurance Co. Ltd. (South Korea)	5,231	17,867
Hartford Financial Services Group, Inc. (The)	460	24,063
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	647	22,433

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — Virtus WMC Global Factor Opportunities ETF (continued)

April 30, 2019 (unaudited)

Security Description	Shares	Value
Common Stocks (continued)

Financials (continued)
HSBC Holdings PLC (United Kingdom)	2,555	$22,226
Industrial & Commercial Bank of China Ltd. Class H (China)	23,006	17,273
Invesco Ltd.	952	20,915
Investec PLC (South Africa)	1,879	11,884
Legal & General Group PLC (United Kingdom)	9,333	33,858
Lloyds Banking Group PLC (United Kingdom)	28,800	23,498
MetLife, Inc.	520	23,988
Morgan Stanley	508	24,511
National Australia Bank Ltd. (Australia)	776	13,867
Northern Trust Corp.	107	10,545
Ping An Insurance Group Co. of China Ltd. Class H (China)	1,415	17,036
Powszechna Kasa Oszczednosci Bank Polski SA (Poland)	1,052	10,802
Principal Financial Group, Inc.	348	19,892
Progressive Corp. (The)	701	54,783
Prudential Financial, Inc.	256	27,062
Reinsurance Group of America, Inc.	111	16,818
Royal Bank of Canada (Canada)	260	20,721
Signature Bank/New York NY	101	13,339
State Street Corp.	256	17,321
Sumitomo Mitsui Financial Group, Inc. (Japan)	318	11,479
Swiss Life Holding AG (Switzerland)*	49	23,039
Synchrony Financial	644	22,327
Torchmark Corp.	355	31,119
Toronto-Dominion Bank (The) (Canada)	468	26,696
Travelers Cos., Inc. (The)	166	23,862
Voya Financial, Inc.	348	19,102
Westpac Banking Corp. (Australia)	764	14,816
Zurich Insurance Group AG (Switzerland)	52	16,581
Total Financials		1,366,749

Health Care — 7.0%
Agilent Technologies, Inc.	333	26,140
Alfresa Holdings Corp. (Japan)	569	15,809
Anthem, Inc.	127	33,405
Astellas Pharma, Inc. (Japan)	1,216	16,472
Cardinal Health, Inc.	243	11,837
Cigna Corp.	193	30,656
CSL Ltd. (Australia)	98	13,718
DexCom, Inc.*	103	12,470
Gilead Sciences, Inc.	596	38,764
Humana, Inc.	99	25,286
Intuitive Surgical, Inc.*	32	16,340
Johnson & Johnson	178	25,134
Medtronic PLC	121	10,746
Nektar Therapeutics*	232	7,429
Pfizer, Inc.	505	20,508
Roche Holding AG (Switzerland)	78	20,561
Suzuken Co. Ltd. (Japan)	280	16,087
Veeva Systems, Inc. Class A*	187	26,156
Total Health Care		367,518

Industrials — 10.1%
AMETEK, Inc.	256	22,571
Boeing Co. (The)	104	39,280
Canadian National Railway Co. (Canada)	175	16,255
CH Robinson Worldwide, Inc.	204	16,524

Security Description	Shares	Value
Common Stocks (continued)

Financials (continued)
CoStar Group, Inc.*	68	$33,745
GS Engineering & Construction Corp. (South Korea)	257	8,932
IDEX Corp.	165	25,849
Kingspan Group PLC (Ireland)	217	11,410
Legrand SA (France)	195	14,330
Lockheed Martin Corp.	119	39,666
Marubeni Corp. (Japan)	1,900	13,562
Obayashi Corp. (Japan)	1,590	15,544
PACCAR, Inc.	366	26,231
Safran SA (France)	122	17,775
Samsung C&T Corp. (South Korea)	111	9,740
Schindler Holding AG (Switzerland)	87	18,477
Southwest Airlines Co.	241	13,069
Sumitomo Corp. (Japan)	961	13,713
Taisei Corp. (Japan)	289	12,648
Toppan Printing Co. Ltd. (Japan)	1,100	17,784
Toshiba Corp. (Japan)	549	18,235
Transurban Group (Australia)	1,944	18,418
Union Pacific Corp.	160	28,326
Vestas Wind Systems A/S (Denmark)	130	11,757
Vinci SA (France)	194	19,588
Waste Management, Inc.	181	19,429
Wolters Kluwer NV (Netherlands)	310	21,620
Total Industrials		524,478

Information Technology — 14.1%
Adobe, Inc.*	146	42,230
Alliance Data Systems Corp.	53	8,485
Amphenol Corp. Class A	233	23,197
Automatic Data Processing, Inc.	131	21,535
Cadence Design Systems, Inc.*	389	26,989
Canon, Inc. (Japan)	710	19,688
CGI, Inc. Class A (Canada)*	110	7,918
Citrix Systems, Inc.	125	12,620
Compal Electronics, Inc. (Taiwan)	21,524	13,896
Corning, Inc.	683	21,754
DXC Technology Co.	192	12,622
Fortinet, Inc.*	261	24,383
Fujitsu Ltd. (Japan)	273	19,937
Hon Hai Precision Industry Co. Ltd. (Taiwan)	6,154	17,306
HP, Inc.	1,280	25,536
Keysight Technologies, Inc.*	296	25,761
Lam Research Corp.	126	26,136
Mastercard, Inc. Class A	165	41,950
Micro Focus International PLC (United Kingdom)	270	6,834
Micron Technology, Inc.*	653	27,465
Microsoft Corp.	323	42,184
NEC Corp. (Japan)	587	19,734
NXP Semiconductors NV (Netherlands)	152	16,054
Seagate Technology PLC	296	14,303
Splunk, Inc.*	118	16,289
SS&C Technologies Holdings, Inc.	318	21,516
Synopsys, Inc.*	263	31,844
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	2,164	18,138
Telefonaktiebolaget LM Ericsson Class B (Sweden)	1,712	16,945

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — Virtus WMC Global Factor Opportunities ETF (continued)

April 30, 2019 (unaudited)

Security Description	Shares	Value
Common Stocks (continued)

Information Technology (continued)
Western Digital Corp.	273	$13,956
Wirecard AG (Germany)	86	12,896
Workday, Inc. Class A*	80	16,450
Worldpay, Inc. Class A*	250	29,303
WPG Holdings Ltd. (Taiwan)	12,541	16,538
Xilinx, Inc.	173	20,784
Total Information Technology		733,176

Materials — 3.6%
Air Products & Chemicals, Inc.	124	25,518
Anglo American Platinum Ltd. (South Africa)	168	8,479
BHP Group Ltd. (Australia)	624	16,452
BHP Group PLC (Australia)	1,174	27,700
Covestro AG (Germany)(3)	291	15,911
Empresas CMPC SA (Chile)	5,829	19,620
Freeport-McMoRan, Inc.	1,194	14,698
Givaudan SA (Switzerland)	6	15,540
Jiangxi Copper Co. Ltd. Class H (China)	10,594	14,045
LyondellBasell Industries NV Class A	204	17,999
Teck Resources Ltd. Class B (Canada)	434	10,263
Total Materials		186,225

Real Estate — 4.3%
Ascendas Real Estate Investment Trust (Singapore)	14,000	30,880
CK Asset Holdings Ltd. (Hong Kong)	1,664	13,363
Equity Residential	371	28,352
Link REIT (Hong Kong)	1,124	13,110
Prologis, Inc.	161	12,344
Public Storage	102	22,561
Realty Income Corp.	175	12,252
Redefine Properties Ltd. (South Africa)	23,507	16,186
Simon Property Group, Inc.	77	13,375
Sun Hung Kai Properties Ltd. (Hong Kong)	851	14,688
Swiss Prime Site AG (Switzerland)*	272	21,836
Vonovia SE (Germany)	513	25,587
Total Real Estate		224,534

Security Description	Shares	Value
Common Stocks (continued)

Utilities — 5.1%
Chubu Electric Power Co., Inc. (Japan)	987	$14,318
CMS Energy Corp.	214	11,888
Consolidated Edison, Inc.	147	12,665
Dominion Energy, Inc.	179	13,939
Fortis, Inc. (Canada)	619	22,880
National Grid PLC (United Kingdom)	1,784	19,451
NextEra Energy, Inc.	141	27,416
OGE Energy Corp.	576	24,388
Sempra Energy	98	12,539
Southern Co. (The)	266	14,156
Terna Rete Elettrica Nazionale SpA (Italy)	3,038	18,189
WEC Energy Group, Inc.	451	35,372
Xcel Energy, Inc.	680	38,420
Total Utilities		265,621

Total Common Stocks
(Cost $4,796,841)		5,085,032

PREFERRED STOCKS-1.1%

Consumer Staples — 0.3%
Henkel AG & Co. KGaA, 2.04% (Germany)	138	13,967

Financials — 0.8%
Banco Bradesco SA, 2.70% (Brazil)	2,332	21,161
Itau Unibanco Holding SA, 4.23% (Brazil)	2,672	23,053
Total Financials		44,214

Total Preferred Stocks
(Cost $62,632)		58,181

TOTAL INVESTMENTS — 98.8%
(Cost $4,859,473)		5,143,213
Other Assets in Excess of Liabilities — 1.2%		60,659
Net Assets — 100.0%		$5,203,872

*	Non-income producing security.
(1)	American Depositary Receipts.
(2)	Global Depositary Receipts.
(3)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid. At April 30, 2019, the aggregate value of these securities was $15,911, or 0.3% of net assets.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of April 30, 2019 (See Note 2 in the Notes to Financial Statements):

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Common Stocks	$5,085,032	$—	$—	$5,085,032
Preferred Stocks	58,181	—	—	58,181
Total	$5,143,213	$—	$—	$5,143,213

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities

April 30, 2019 (unaudited)

	InfraCap REIT Preferred ETF	Virtus Glovista Emerging Markets ETF		Virtus InfraCap U.S. Preferred Stock ETF	Virtus LifeSci Biotech Clinical Trials ETF	Virtus LifeSci Biotech Products ETF
Assets:
Investments, at cost	$22,836,648	$9,547,613		$30,610,031	$36,033,443	$41,236,003
Investments, at value (including securities on loan)(a)	22,823,503	9,875,316		31,503,849	30,181,311	38,069,949
Cash and Cash equivalents	405,375	259,313		530,724	71,893	85,391
Foreign currency(b)	—	2,372		—	—	—
Due from brokers	—	—		106,733	—	—
Receivables:
Dividends and interest	5,965	11,982		36,906	71	92
Securities lending	—	—		—	14,070	2,943
Tax reclaim	—	1,176		—	—	—
Investment securities sold	—	1,480,374		80,536	—	—
Prepaid expenses	57	142		30	113	113
Total Assets	23,234,900	11,630,675		32,258,778	30,267,458	38,158,488

Liabilities:
Borrowings	—	—		5,373,023	—	—
Payables:
Investment securities purchased	—	1,470,538		85,962	—	—
Collateral for securities on loan	—	—		—	2,448,388	2,527,736
Deferred foreign tax payable	—	6,413		—	—	—
Advisory fees	8,597	6,618		14,920	18,577	24,100
Written options, at value(c)	—	—		52,283	—	—
Securities sold short, at value(d)	—	—		1,395,050	—	—
Other accrued expenses	—	1,281		—	—	—
Total Liabilities	8,597	1,484,850		6,921,238	2,466,965	2,551,836
Net Assets	$23,226,303	$10,145,825		$25,337,540	$27,800,493	$35,606,652

Net Assets Consist of:
Paid-in capital	$24,141,980	$13,404,452		$24,487,249	$59,437,049	$42,639,749
Total distributable earnings (accumulated deficit)	(915,677)	(3,258,627	)(e)	850,291	(31,636,556)	(7,033,097)
Net Assets	$23,226,303	$10,145,825		$25,337,540	$27,800,493	$35,606,652

Shares outstanding (unlimited number of shares of beneficial interest authorized, no par value)	950,004	450,004		1,000,004	1,000,004	850,004
Net asset value per share	$24.45	$22.55		$25.34	$27.80	$41.89
(a) Market value of securities on loan	$—	$—		$—	$8,133,811	$10,393,167
(b) Foreign currency, at cost	$—	$2,374		$—	$—	$—
(c) Premiums received from written options	$—	$—		$64,432	$—	$—
(d) Proceeds received from securities sold short	$—	$—		$1,346,730	$—	$—
(e) Net of foreign taxes	$—	$(6,413)		$—	$—	$—

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities (continued)

April 30, 2019 (unaudited)

	Virtus Newfleet Multi-Sector Bond ETF	Virtus Private Credit Strategy ETF	Virtus Real Asset Income ETF	Virtus WMC Global Factor Opportunities ETF
Assets:
Investments, at cost	$35,837,928	$173,435,717	$200,377,763	$4,859,473
Investments, at value	35,567,154	173,108,647	198,784,079	5,143,213
Cash and Cash equivalents	217,478	3,043,846	1,544,951	48,854
Foreign currency(a)	2	—	—	2,097
Receivables:
Investment securities sold	33,437,835	—	135,656	764
Dividends and interest	274,053	289,888	218,930	11,570
Tax reclaim	1,061	—	—	1,929
Capital shares sold	—	3,918,619	3,830,268	—
Prepaid expenses	22,067	—	—	57
Total Assets	69,519,650	180,361,000	204,513,884	5,208,484

Liabilities:
Payables:
Investment securities purchased	194,575	3,919,019	3,828,427	767
Capital shares payable	3,649,436	—	—	—
Advisory fees	23,599	103,987	88,813	3,845
Professional fees	1,322	—	—	—
Trustee fees	182	—	—	—
Other accrued expenses	26,217	—	—	—
Total Liabilities	3,895,331	4,023,006	3,917,240	4,612
Net Assets	$65,624,319	$176,337,994	$200,596,644	$5,203,872

Net Assets Consist of:
Paid-in capital	$69,230,784	$173,660,605	$200,933,375	$5,000,100
Total distributable earnings (accumulated deficit)	(3,606,465)	2,677,389	(336,731)	203,772
Net Assets	$65,624,319	$176,337,994	$200,596,644	$5,203,872

Shares outstanding (unlimited number of shares of beneficial interest authorized, no par value)	2,700,004	6,750,004	7,850,004	200,004
Net asset value per share	$24.31	$26.12	$25.55	$26.02
(a) Foreign currency, at cost	$2	$—	$—	$2,088

The accompanying notes are an integral part of these financial statements.

Statements of Operations

For the Period Ended April 30, 2019 (unaudited)

	InfraCap REIT Preferred ETF	Virtus Glovista Emerging Markets ETF	Virtus InfraCap U.S. Preferred Stock ETF	Virtus LifeSci Biotech Clinical Trials ETF	Virtus LifeSci Biotech Products ETF
Investment Income:
Dividend income (net of foreign withholding taxes)	$719,084	$112,972	$511,314	$—	$23,577
Interest income	1,488	930	688	1,982	1,202
Securities lending, net of fees	—	—	—	43,804	11,266
Total Investment Income	720,572	113,902	512,002	45,786	36,045
Expenses:
Advisory fees	50,140	40,007	51,441	116,762	119,605
Dividend and interest expenses	—	—	81,898	—	—
Total Expenses	50,140	40,007	133,339	116,762	119,605
Less expense waivers/reimbursements	—	(1,765)	—	—	—
Net Expenses	50,140	38,242	133,339	116,762	119,605
Net Investment Income (Loss)	670,432	75,660	378,663	(70,976)	(83,560)

Net Realized Gain (Loss) on:
Investments	(355,688)	(602,973)	178,031	(7,740,638)	(2,271,731)
In-kind redemptions	—	229,361	—	1,094,680	3,961,029
Written options	—	—	97,367	—	—
Securities sold short	—	—	(23,136)	—	—
Foreign currency transactions	—	(4,549)	—	—	—
Total Net Realized Gain (Loss)	(355,688)	(378,161)	252,262	(6,645,958)	1,689,298

Change in Net Unrealized Appreciation (Depreciation) on:
Investments	1,112,841	1,579,155 (1)	1,110,853	7,173,026	2,024,893
Written options	—	—	12,291	—	—
Securities sold short	—	—	(46,310)	—	—
Foreign currency translations	—	403	—	—	—
Total Change in Net Unrealized Appreciation	1,112,841	1,579,558	1,076,834	7,173,026	2,024,893
Net Realized and Change in Unrealized Gain	757,153	1,201,397	1,329,096	527,068	3,714,191
Net Increase in Net Assets Resulting from Operations	$1,427,585	$1,277,057	$1,707,759	$456,092	$3,630,631
Foreign withholding taxes	$—	$16,147	$—	$—	$—

(1)	Net of change in deferred taxes of $(2,112).

The accompanying notes are an integral part of these financial statements.

Statements of Operations (continued)

For the Period Ended April 30, 2019 (unaudited)

	Virtus Newfleet Multi-Sector Bond ETF	Virtus Private Credit Strategy ETF (1)	Virtus Real Asset Income ETF(1)	Virtus WMC Global Factor Opportunities ETF
Investment Income:
Dividend income (net of foreign withholding taxes)	$29,344	$3,606,067	$1,599,210	$61,527
Interest income	2,000,575	1,838	1,060	136
Total Investment Income	2,029,919	3,607,905	1,600,270	61,663
Expenses:
Advisory fees	267,906	221,660	188,731	11,936
Pricing fees	34,090	—	—	—
Accounting and administration fees	11,099	—	—	—
Transfer agent fees	10,113	—	—	—
Trustee fees	5,996	—	—	—
Professional fees	5,462	—	—	—
Report to shareholders fees	3,672	—	—	—
Custody fees	1,594	—	—	—
Insurance fees	435	—	—	—
Exchange listing fees	407	—	—	—
Other expenses	568	—	—	—
Total Expenses	341,342	221,660	188,731	11,936
Less expense waivers/reimbursements	(35,164)	—	—	—
Net Expenses	306,178	221,660	188,731	11,936
Net Investment Income	1,723,741	3,386,245	1,411,539	49,727

Net Realized Gain (Loss) on:
Investments	(1,420,587)	(446,002)	(306,854)	(113,407)
In-kind redemptions	—	64,216	152,268	—
Foreign currency transactions	(6,583)	—	—	(366)
Total Net Realized Loss	(1,427,170)	(381,786)	(154,586)	(113,773)

Change in Net Unrealized Appreciation (Depreciation) on:
Investments	2,741,056	(327,070)	(1,593,684)	478,173
Foreign currency translations	1,871	—	—	(18)
Total Change in Net Unrealized Appreciation (Depreciation)	2,742,927	(327,070)	(1,593,684)	478,155
Net Realized and Change in Unrealized Gain (Loss)	1,315,757	(708,856)	(1,748,270)	364,382
Net Increase (Decrease) in Net Assets Resulting from Operations	$3,039,498	$2,677,389	$(336,731)	$414,109
Foreign withholding taxes	$—	$—	$44,460	$3,694

(1)	From February 7, 2019 (commencement of operations) through April 30, 2019.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

	InfraCap REIT Preferred ETF		Virtus Glovista Emerging Markets ETF
	For the Six Months Ended April 30, 2019 (unaudited)	For the Year Ended October 31, 2018	For the Six Months Ended April 30, 2019 (unaudited)	For the Period November 7, 2017(1) Through October 31, 2018
Increase (Decrease) in Net Assets Resulting from Operations:
Net investment income	$670,432	$1,107,168	$75,660	$437,830
Net realized loss on investments	(355,688)	(489,779)	(378,161)	(3,285,966)
Net change in unrealized appreciation (depreciation) on investments	1,112,841	(1,208,236)	1,579,558	(1,258,775)
Net increase (decrease) in net assets resulting from operations	1,427,585	(590,847)	1,277,057	(4,106,911)
Distributions to Shareholders	(669,753)	(1,137,316)	(670,109)	(51,696)
Distributions to Shareholders from return of capital	—	(218,190)	—	—
Total distributions	(669,753)	(1,355,506)	(670,109)	(51,696)

Shareholder Transactions:
Proceeds from shares sold	—	3,805,481	—	28,302,634
Cost of shares redeemed	—	—	(3,353,381)	(11,251,769)
Net increase (decrease) in net assets resulting from shareholder transactions	—	3,805,481	(3,353,381)	17,050,865
Increase (decrease) in net assets	757,832	1,859,128	(2,746,433)	12,892,258

Net Assets:
Beginning of period/year	22,468,471	20,609,343	12,892,258	—
End of period/year	$23,226,303	$22,468,471	$10,145,825	$12,892,258

Changes in Shares Outstanding:
Shares outstanding, beginning of period/year	950,004	800,004	600,004	—
Shares sold	—	150,000	—	1,100,004
Shares redeemed	—	—	(150,000)	(500,000)
Shares outstanding, end of period/year	950,004	950,004	450,004	600,004

(1)	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets (continued)

	Virtus InfraCap U.S. Preferred Stock ETF		Virtus LifeSci Biotech Clinical Trials ETF
	For the Six Months Ended April 30, 2019 (unaudited)	For the Period May 15, 2018(1) Through October 31, 2018	For the Six Months Ended April 30, 2019 (unaudited)	For the Year Ended October 31, 2018
Increase (Decrease) in Net Assets Resulting from Operations:
Net investment income (loss)	$378,663	$106,736	$(70,976)	$(246,528)
Net realized gain (loss) on investments, written options and securities sold short	252,262	52,990	(6,645,958)	14,813,371
Net change in unrealized appreciation (depreciation) on investments, written options and securities sold short	1,076,834	(219,187)	7,173,026	(17,174,895)
Net increase (decrease) in net assets resulting from operations	1,707,759	(59,461)	456,092	(2,608,052)
Distributions to Shareholders	(665,004)	(133,003)	—	(326,965)

Shareholder Transactions:
Proceeds from shares sold	18,177,272	6,309,977	6,331,272	72,952,271
Cost of shares redeemed	—	—	(15,256,015)	(64,249,191)
Net increase (decrease) in net assets resulting from shareholder transactions	18,177,272	6,309,977	(8,924,743)	8,703,080
Increase (decrease) in net assets	19,220,027	6,117,513	(8,468,651)	5,768,063

Net Assets:
Beginning of period/year	6,117,513	—	36,269,144	30,501,081
End of period/year	$25,337,540	$6,117,513	$27,800,493	$36,269,144

Changes in Shares Outstanding:
Shares outstanding, beginning of period/year	250,004	—	1,350,004	1,100,004
Shares sold	750,000	250,004	250,000	2,200,000
Shares redeemed	—	—	(600,000)	(1,950,000)
Shares outstanding, end of period/year	1,000,004	250,004	1,000,004	1,350,004

(1)	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets (continued)

	Virtus LifeSci Biotech Products ETF		Virtus Newfleet Multi-Sector Bond ETF
	For the Six Months Ended April 30, 2019 (unaudited)	For the Year Ended October 31, 2018	For the Six Months Ended April 30, 2019 (unaudited)	For the Year Ended October 31, 2018
Increase (Decrease) in Net Assets Resulting from Operations:
Net investment income (loss)	$(83,560)	$(170,625)	$1,723,741	$6,180,088
Net realized gain (loss) on investments	1,689,298	7,902,704	(1,427,170)	(2,016,169)
Net change in unrealized appreciation (depreciation) on investments	2,024,893	(9,085,959)	2,742,927	(6,416,795)
Net increase (decrease) in net assets resulting from operations	3,630,631	(1,353,880)	3,039,498	(2,252,876)
Distributions to Shareholders	—	(68,685)	(1,695,447)	(9,169,422)

Shareholder Transactions:
Proceeds from shares sold	16,438,488	14,861,049	8,370,585	10,021,681
Cost of shares redeemed	(11,710,012)	(23,567,951)	(43,049,577)	(68,923,686)
Net increase (decrease) in net assets resulting from shareholder transactions	4,728,476	(8,706,902)	(34,678,992)	(58,902,005)
Increase (decrease) in net assets	8,359,107	(10,129,467)	(33,334,941)	(70,324,303)

Net Assets:
Beginning of period/year	27,247,545	37,377,012	98,959,260	169,283,563
End of period/year	$35,606,652	$27,247,545	$65,624,319	$98,959,260

Changes in Shares Outstanding:
Shares outstanding, beginning of period/year	750,004	950,004	4,150,004	6,550,004
Shares sold	400,000	350,000	350,000	400,000
Shares redeemed	(300,000)	(550,000)	(1,800,000)	(2,800,000)
Shares outstanding, end of period/year	850,004	750,004	2,700,004	4,150,004

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets (continued)

	Virtus Private Credit Strategy ETF	Virtus Real Asset Income ETF
	For the Period February 7, 2019(1) Through April 30, 2019 (unaudited)	For the Period February 7, 2019(1) Through April 30, 2019 (unaudited)
Increase (Decrease) in Net Assets Resulting from Operations:
Net investment income	$3,386,245	$1,411,539
Net realized loss on investments	(381,786)	(154,586)
Net change in unrealized depreciation on investments	(327,070)	(1,593,684)
Net increase (decrease) in net assets resulting from operations	2,677,389	(336,731)

Shareholder Transactions:
Proceeds from shares sold	176,212,732	203,484,263
Cost of shares redeemed	(2,552,127)	(2,550,888)
Net increase in net assets resulting from shareholder transactions	173,660,605	200,933,375
Increase in net assets	176,337,994	200,596,644

Net Assets:
Beginning of period/year	—	—
End of period/year	$176,337,994	$200,596,644

Changes in Shares Outstanding:
Shares outstanding, beginning of period/year	—	—
Shares sold	6,850,004	7,950,004
Shares redeemed	(100,000)	(100,000)
Shares outstanding, end of period/year	6,750,004	7,850,004

(1)	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets (continued)

	Virtus WMC Global Factor Opportunities ETF
	For the Six Months Ended April 30, 2019 (unaudited)	For the Year Ended October 31, 2018
Increase (Decrease) in Net Assets Resulting from Operations:
Net investment income	$49,727	$99,437
Net realized gain (loss) on investments	(113,773)	109,039
Net change in unrealized appreciation (depreciation) on investments	478,155	(213,407)
Net increase (decrease) in net assets resulting from operations	414,109	(4,931)
Distributions to Shareholders	(205,032)	(19,408)
Increase (decrease) in net assets	209,077	(24,339)

Net Assets:
Beginning of period/year	4,994,795	5,019,134
End of period/year	$5,203,872	$4,994,795

Changes in Shares Outstanding:
Shares outstanding, beginning of period/year	200,004	200,004
Shares outstanding, end of period/year	200,004	200,004

The accompanying notes are an integral part of these financial statements.

Statement of Cash Flows

For the period ended April 30, 2019

Virtus InfraCap U.S. Preferred Stock ETF
Cash Flows From Operating Activities:
Net increase in net assets from operations	$1,707,759
Adjustments to reconcile net decrease in net assets from operations to net cash used in operating activities:
Purchases of investment securities	(12,679,130)
Proceeds from sales of investment securities	12,954,469
Net proceeds from purchased and written options	176,369
Net proceeds from securities sold short	2,040,017
Payments made to cover securities sold short	(793,625)
Net realized gain on investments	(178,031)
Net realized loss on securities sold shorts	23,136
Net realized gain on written options	(97,367)
Net change in unrealized appreciation on investments	(1,110,853)
Net change in unrealized depreciation on securities sold short	46,310
Net change in unrealized appreciation on written options	(12,291)
Increase in dividends and interest receivable	(26,323)
Increase in prepaid taxes	(30)
Decrease in due from brokers	43,486
Increase in advisory fees payable	10,370
Net cash used in operating activities	2,104,266

Cash Flows from Financing Activities:
Proceeds from borrowings	3,494,126
Payments for fund shares sold in excess of in-kind creations	(4,676,312)
Distributions paid	(665,005)
Net cash provided by financing activities	(1,847,191)
Net increase in cash	257,075
Cash, beginning of period	273,649
Cash, end of period	$530,724

Supplementary information:
Interest paid on borrowings	57,071
Non-cash financing activiities:
In-kind creations — Issued	22,853,584
In-kind creations — Redeemed	—

The accompanying notes are an integral part of these financial statements.

Financial Highlights

	InfraCap REIT Preferred ETF
	For the Six Months Ended April 30, 2019 (unaudited)		For the Year Ended October 31, 2018		For the Period February 7, 2017(1) Through October 31, 2017
Per Share Data for a Share Outstanding throughout each period presented:
Net asset value, beginning of period	$23.65		$25.76		$25.06
Investment operations:
Net investment income(2)	0.71		1.21		1.03
Net realized and unrealized gain (loss)	0.80		(1.85)		0.60
Total from investment operations	1.51		(0.64)		1.63

Less Distributions from:
Net Investment income	(0.71)		(1.23)		(0.93)
Return of capital	—		(0.24)		—
Total distributions	(0.71)		(1.47)		(0.93)
Net Asset Value, End of period	$24.45		$23.65		$25.76
Net Asset Value Total Return(3)	6.55%		(2.60)%		6.54%
Net assets, end of period (000’s omitted)	$23,226		$22,468		$20,609

RATIOS/SUPPLEMENTAL DATA:
Ratios to Average Net Assets:
Expenses	0.45	%(4)	0.45	%(5)	0.45	%(4)
Net investment income	6.02	%(4)	4.93%		5.48	%(4)
Portfolio turnover rate(6)	24	%(7)	70%		91	%(7)

(1)	Commencement of operations.
(2)	Based on average shares outstanding.
(3)	Net Asset Value Total Return is calculated assuming an initial investment made at the net asset value on the first day of the period, reinvestment of dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(4)	Annualized.
(5)	The ratios of expenses to average net assets includes tax expense fees of less than 0.01%.
(6)	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
(7)	Not annualized.

The accompanying notes are an integral part of these financial statements.

Financial Highlights (continued)

	Virtus Glovista Emerging Markets ETF
	For the Six Months Ended April 30, 2019 (unaudited)		For the Period November 7, 2017(1) Through October 31, 2018
Per Share Data for a Share Outstanding throughout each period presented:
Net asset value, beginning of period	$21.49		$24.95
Investment operations:
Net investment income(2)	0.14		0.53
Net realized and unrealized gain (loss)	2.04		(3.90)
Total from investment operations	2.18		(3.37)

Less Distributions from:
Net Investment income	(1.12)		(0.09)
Total distributions	(1.12)		(0.09)
Net Asset Value, End of period	$22.55		$21.49
Net Asset Value Total Return(3)	10.55%		(13.58)%
Net assets, end of period (000’s omitted)	$10,146		$12,892

RATIOS/SUPPLEMENTAL DATA:
Ratios to Average Net Assets:
Expenses, net of expense waivers	0.65	%(4)	0.65	%(4)
Expenses, prior to expense waivers	0.68	%(4)	0.68	%(4)
Net investment income	1.29	%(4)	2.20	%(4)
Portfolio turnover rate(5)	56	%(6)	162	%(6)

(1)	Commencement of operations.
(2)	Based on average shares outstanding.
(3)	Net Asset Value Total Return is calculated assuming an initial investment made at the net asset value on the first day of the period, reinvestment of dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(4)	Annualized.
(5)	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
(6)	Not annualized.

The accompanying notes are an integral part of these financial statements.

Financial Highlights (continued)

	Virtus InfraCap U.S. Preferred Stock ETF
	For the Six Months Ended April 30, 2019 (unaudited)		For the Period May 15, 2018(1) Through October 31, 2018
Per Share Data for a Share Outstanding throughout each period presented:
Net asset value, beginning of period	$24.47		$24.96
Investment operations:
Net investment income(2)	0.70		0.72
Net realized and unrealized gain (loss)	1.31		(0.45)
Total from investment operations	2.01		0.27

Less Distributions from:
Net Investment income	(1.14)		(0.76)
Total distributions	(1.14)		(0.76)
Net Asset Value, End of period	$25.34		$24.47
Net Asset Value Total Return(3)	8.62%		1.02%
Net assets, end of period (000’s omitted)	$25,338		$6,118

RATIOS/SUPPLEMENTAL DATA:
Ratios to Average Net Assets:
Expenses	2.07	%(4),(5)	2.13	%(4),(6)
Net investment income	5.89	%(4)	6.22	%(4)
Portfolio turnover rate(7)	75	%(8)	55	%(8)

(1)	Commencement of operations.
(2)	Based on average shares outstanding.
(3)	Net Asset Value Total Return is calculated assuming an initial investment made at the net asset value on the first day of the period, reinvestment of dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(4)	Annualized.
(5)	The ratios of expenses to average net assets include interest expense of 0.89% and dividend expense on securities sold short fees of 0.38%.
(6)	The ratios of expenses to average net assets include interest expense of 1.05% and dividend expense on securities sold short fees of 0.28%.
(7)	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
(8)	Not annualized.

The accompanying notes are an integral part of these financial statements.

Financial Highlights (continued)

	Virtus LifeSci Biotech Clinical Trials ETF
	For the Six Months Ended April 30, 2019 (unaudited)		For the Year Ended October 31, 2018		For the Year Ended October 31, 2017	For the Year Ended October 31, 2016		For the Period December 16, 2014(1) Through October 31, 2015
Per Share Data for a Share Outstanding throughout each period presented:
Net asset value, beginning of period	$26.87		$27.73		$18.05	$27.37		$25.00
Investment operations:
Net investment loss(2)	(0.06)		(0.15)		(0.12)	(0.14)		(0.24)
Net realized and unrealized gain (loss)	0.99		(0.41)		9.80	(9.03)		2.61	(3)
Total from investment operations	0.93		(0.56)		9.68	(9.17)		2.37

Less Distributions from:
Net Investment income	—		(0.30)		—	—		—
Net realized gains	—		—		—	(0.15)		—
Total distributions	—		(0.30)		—	(0.15)		—
Net Asset Value, End of period	$27.80		$26.87		$27.73	$18.05		$27.37
Net Asset Value Total Return(4)	3.48%		(2.05)%		53.66%	(33.73)%		9.46%
Net assets, end of period (000’s omitted)	$27,800		$36,269		$30,501	$18,045		$23,261

RATIOS/SUPPLEMENTAL DATA:
Ratios to Average Net Assets:
Expenses	0.79	%(5)	0.79	%(6)	0.83%	0.85	%(6)	0.85	%(5)(7)
Net investment loss	(0.48	)%(5)	(0.45)%		(0.53)%	(0.67)%		(0.85	)%(5)
Portfolio turnover rate(8)	32	%(9)	65%		45%	54%		76	%(9)

(1)	Commencement of operations.
(2)	Based on average shares outstanding.
(3)	The per share amount of realized and unrealized gain (loss) on investments does not accord with the amounts reported in the Statements of Changes in Net Assets due to the timing of creation of Fund shares in relation to fluctuating market values.
(4)	Net Asset Value Total Return is calculated assuming an initial investment made at the net asset value on the first day of the period, reinvestment of dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(5)	Annualized.
(6)	The ratios of expenses to average net assets includes tax expense fees of less than 0.01%.
(7)	The ratios of expenses to average net assets includes interest expense fees of less than 0.01%.
(8)	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
(9)	Not annualized.

The accompanying notes are an integral part of these financial statements.

Financial Highlights (continued)

	Virtus LifeSci Biotech Products ETF
	For the Six Months Ended April 30, 2019 (unaudited)		For the Year Ended October 31, 2018		For the Year Ended October 31, 2017	For the Year Ended October 31, 2016		For the Period December 16, 2014(1) Through October 31, 2015
Per Share Data for a Share Outstanding throughout each period presented:
Net asset value, beginning of period	$36.33		$39.34		$28.91	$30.50		$25.00
Investment operations:
Net investment income (loss)(2)	(0.11)		(0.21)		0.07	(0.12)		(0.17)
Net realized and unrealized gain (loss)	5.67		(2.73)		10.36	(1.07)		5.67	(3)
Total from investment operations	5.56		(2.94)		10.43	(1.19)		5.50

Less Distributions from:
Net Investment income	—		(0.07)		—	—		—
Net realized gains	—		—		—	(0.40)		—
Total distributions	—		(0.07)		—	(0.40)		—
Net Asset Value, End of period	$41.89		$36.33		$39.34	$28.91		$30.50
Net Asset Value Total Return(4)	15.30%		(7.49)%		36.08%	(3.97)%		21.99%
Net assets, end of period (000’s omitted)	$35,607		$27,248		$37,377	$23,130		$22,874

RATIOS/SUPPLEMENTAL DATA:
Ratios to Average Net Assets:
Expenses	0.79	%(5)	0.79	%(6)	0.84%	0.85	%(6)	0.86	%(5)(7)
Net investment income (loss)	(0.55	)%(5)	(0.49)%		0.19%	(0.43)%		(0.58	)%(5)
Portfolio turnover rate(8)	22	%(9)	32%		34%	35%		45	%(9)

(1)	Commencement of operations.
(2)	Based on average shares outstanding.
(3)	The per share amount of realized and unrealized gain (loss) on investments does not accord with the amounts reported in the Statements of Changes in Net Assets due to the timing of creation of Fund shares in relation to fluctuating market values.
(4)	Net Asset Value Total Return is calculated assuming an initial investment made at the net asset value on the first day of the period, reinvestment of dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(5)	Annualized.
(6)	The ratios of expenses to average net assets includes tax expense fees of less than 0.01%.
(7)	The ratios of expenses to average net assets includes interest expense fees of 0.01%.
(8)	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
(9)	Not annualized.

The accompanying notes are an integral part of these financial statements.

Financial Highlights (continued)

	Virtus Newfleet Multi-Sector Bond ETF
	For the Six Months Ended April 30, 2019 (unaudited)		For the Year Ended October 31, 2018	For the Year Ended October 31, 2017	For the Year Ended October 31, 2016		For the Period August 10, 2015(1) Through October 31, 2015
Per Share Data for a Share Outstanding throughout each period presented:
Net asset value, beginning of period	$23.85		$25.84	$25.96	$25.09		$25.00
Investment operations:
Net investment income(2)	0.54		1.12	1.09	0.95		0.05
Net realized and unrealized gain (loss)	0.45		(1.51)	0.22	0.85		0.07
Total from investment operations	0.99		(0.39)	1.31	1.80		0.12

Less Distributions from:
Net Investment income	(0.53)		(1.15)	(1.10)	(0.93)		(0.03)
Net realized gains	—		(0.45)	(0.33)	—		—
Total distributions	(0.53)		(1.60)	(1.43)	(0.93)		(0.03)
Net Asset Value, End of period	$24.31		$23.85	$25.84	$25.96		$25.09
Net Asset Value Total Return(3)	4.23%		(1.62)%	5.26%	7.37%		0.47%
Net assets, end of period (000’s omitted)	$65,624		$98,959	$169,284	$167,474		$153,035

RATIOS/SUPPLEMENTAL DATA:
Ratios to Average Net Assets:
Expenses, net of expense waivers	0.80	%(4)	0.80%	0.80%	0.80	%(5)	0.80	%(4)
Expenses, prior to expense waivers	0.89	%(4)	0.86%	0.84%	0.91	%(5)	0.99	%(4)
Net investment income	4.50	%(4)	4.51%	4.26%	3.75%		0.88	%(4)
Portfolio turnover rate(6)	49%(7		82%	113%	100%		20	%(7)

(1)	Commencement of operations.
(2)	Based on average shares outstanding.
(3)	Net Asset Value Total Return is calculated assuming an initial investment made at the net asset value on the first day of the period, reinvestment of dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(4)	Annualized.
(5)	The ratios of expenses to average net assets includes tax expense fees of less than 0.01%.
(6)	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
(7)	Not annualized.

The accompanying notes are an integral part of these financial statements.

Financial Highlights (continued)

	Virtus Private Credit Strategy ETF
	For the Period February 7, 2019(1) Through April 30, 2019
Per Share Data for a Share Outstanding throughout the period presented:
Net asset value, beginning of period	$24.85
Investment operations:
Net investment income(2)	0.65
Net realized and unrealized gain	0.62	(3)
Total from investment operations	1.27
Net Asset Value, End of period	$26.12
Net Asset Value Total Return(4)	5.14%
Net assets, end of period (000’s omitted)	$176,338

RATIOS/SUPPLEMENTAL DATA:
Ratios to Average Net Assets:
Expenses	0.75	%(5)
Net investment income	11.46	%(5)
Portfolio turnover rate(6)	7	%(7)

(1)	Commencement of operations.
(2)	Based on average shares outstanding.
(3)	The per share amount of realized and unrealized gain (loss) on investments does not accord with the amounts reported in the Statements of Changes in Net Assets due to the timing of creation of Fund shares in relation to fluctuating market values.
(4)	Net Asset Value Total Return is calculated assuming an initial investment made at the net asset value on the first day of the period, reinvestment of dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(5)	Annualized.
(6)	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
(7)	Not annualized.

The accompanying notes are an integral part of these financial statements.

Financial Highlights (continued)

	Virtus Real Asset Income ETF
	For the Period February 7, 2019(1) Through April 30, 2019
Per Share Data for a Share Outstanding throughout the period presented:
Net asset value, beginning of period	$24.79
Investment operations:
Net investment income(2)	0.23
Net realized and unrealized gain	0.53	(3)
Total from investment operations	0.76
Net Asset Value, End of period	$25.55
Net Asset Value Total Return(4)	3.09%
Net assets, end of period (000’s omitted)	$200,597

RATIOS/SUPPLEMENTAL DATA:
Ratios to Average Net Assets:
Expenses	0.55	%(5)
Net investment income	4.11	%(5)
Portfolio turnover rate(6)	6	%(7)

(1)	Commencement of operations.
(2)	Based on average shares outstanding.
(3)	The per share amount of realized and unrealized gain (loss) on investments does not accord with the amounts reported in the Statements of Changes in Net Assets due to the timing of creation of Fund shares in relation to fluctuating market values.
(4)	Net Asset Value Total Return is calculated assuming an initial investment made at the net asset value on the first day of the period, reinvestment of dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(5)	Annualized.
(6)	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
(7)	Not annualized.

The accompanying notes are an integral part of these financial statements.

Financial Highlights (continued)

	Virtus WMC Global Factor Opportunities ETF
	For the Six Months Ended April 30, 2019 (unaudited)		For the Year Ended October 31, 2018		For the Period October 10, 2017(1) Through October 31, 2017
Per Share Data for a Share Outstanding throughout each period presented:
Net asset value, beginning of period	$24.97		$25.10		$25.00
Investment operations:
Net investment income(2)	0.25		0.50		0.01
Net realized and unrealized gain (loss)	1.83		(0.53)		0.09
Total from investment operations	2.08		(0.03)		0.10

Less Distributions from:
Net Investment income	(0.49)		(0.10)		—
Net realized gains	(0.54)		—		—
Total distributions	(1.03)		(0.10)		—
Net Asset Value, End of period	$26.02		$24.97		$25.10
Net Asset Value Total Return(3)	8.99%		(0.11)%		0.38%
Net assets, end of period (000’s omitted)	$5,204		$4,995		$5,019

RATIOS/SUPPLEMENTAL DATA:
Ratios to Average Net Assets:
Expenses	0.49	%(4)	0.49	%(5)	0.49	%(4)
Net investment income	2.04	%(4)	1.88%		0.76	%(4)
Portfolio turnover rate(6)	57	%(7)	80%		23	%(7)

(1)	Commencement of operations.
(2)	Based on average shares outstanding.
(3)	Net Asset Value Total Return is calculated assuming an initial investment made at the net asset value on the first day of the period, reinvestment of dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(4)	Annualized.
(5)	The ratios of expenses to average net assets includes tax expense fees of less than 0.01%.
(6)	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
(7)	Not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements

April 30, 2019 (unaudited)

1. ORGANIZATION

The ETFis Series Trust I (the “Trust”) was organized as a Delaware statutory trust on September 20, 2012 and is registered with the U.S. Securities and Exchange Commission (the “SEC”) as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”).

As of April 30, 2019, 11 funds of the Trust are offered for sale. The InfraCap REIT Preferred ETF, Virtus Glovista Emerging Markets ETF, Virtus InfraCap U.S. Preferred Stock ETF, Virtus LifeSci Biotech Clinical Trials ETF, Virtus LifeSci Biotech Products ETF, Virtus Newfleet Multi-Sector Bond ETF, Virtus Private Credit Strategy ETF, Virtus Real Asset Income ETF and Virtus WMC Global Factor Opportunities ETF, (each a “Fund” and collectively, the “Funds”) are reported in this semiannual report. The offering of shares of each Fund is registered under the Securities Act of 1933 (the “Securities Act”).

Funds	Commencement of Operations
InfraCap REIT Preferred ETF	February 7, 2017
Virtus Glovista Emerging Markets ETF	November 7, 2017
Virtus InfraCap U.S. Preferred Stock ETF	May 15, 2018
Virtus LifeSci Biotech Clinical Trials ETF	December 16, 2014
Virtus LifeSci Biotech Products ETF	December 16, 2014
Virtus Newfleet Multi-Sector Bond ETF	August 10, 2015
Virtus Private Credit Strategy ETF	February 7, 2019
Virtus Real Asset Income ETF	February 7, 2019
Virtus WMC Global Factor Opportunities ETF	October 10, 2017

InfraCap REIT Preferred ETF, Virtus Glovista Emerging Markets ETF, Virtus InfraCap U.S. Preferred Stock ETF, Virtus Private Credit Strategy ETF and Virtus Real Asset Income ETF are “non-diversified” Funds, as defined under the 1940 Act, as of the period ended April 30, 2019.

The Funds have the following investment objectives:

InfraCap REIT Preferred ETF seeks investment results that correspond, before fees and expenses, to the price and yield performance of the Indxx REIT Preferred Stock Index.

The Virtus Glovista Emerging Markets ETF seeks investment results that correspond, before fees and expenses, to the price and yield performance of the Solactive Most Favored Nations Emerging Market Index.

Virtus InfraCap U.S. Preferred Stock ETF seeks current income and, secondarily, capital appreciation.

The Virtus LifeSci Biotech Clinical Trials ETF and Virtus LifeSci Biotech Products ETF seek investment results that correspond, before fees and expenses, to the price and yield performance of the LifeSci Biotechnology Clinical Trials Index and LifeSci Biotechnology Products Index, respectively.

The Virtus Newfleet Multi-Sector Bond ETF seeks to provide a high level of current income and, secondarily, capital appreciation.

The Virtus Private Credit Strategy ETF seeks investment results that correspond, before fees and expenses, to the price and yield performance of the Indxx Private Credit Index.

Virtus Real Asset Income ETF seeks investment results that correspond, before fees and expenses, to the price and yield performance of the Indxx Real Asset Income Index.

The Virtus WMC Global Factor Opportunities ETF seeks capital appreciation.

There is no guarantee that a Fund will achieve its objective(s).

2. SIGNIFICANT ACCOUNTING POLICIES

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. Each Fund prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.

Notes to Financial Statements (continued)

April 30, 2019 (unaudited)

(a) Use of Estimates

Management makes certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates.

(b) Indemnification

In the normal course of business, the Funds may enter into contracts that contain a variety of representations which provide general indemnifications for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

(c) Security Valuation

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities and Exchange-Traded Funds are valued based on their last sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Securities regularly traded in an over the counter market are valued at the latest quoted sale price in such market or in the case of the New York Stock Exchange (“NYSE”), at the NYSE Official Closing Price. Such valuations are typically categorized as Level 1 in the fair value hierarchy. If market quotations are not readily available, or if it is determined that a quotation of a security does not represent fair value, then the security is valued at fair value as determined in good faith using procedures adopted by the Trust’s Board of Trustees (the “Board”). Such valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer-supplied prices. Such valuations are typically categorized as Level 2 in the fair value hierarchy. Debt securities that are not widely traded, are illiquid, or are internally fair valued using procedures adopted by the Board are generally categorized as Level 3 in the fair value hierarchy.

Purchased and written options contracts listed on exchanges are valued at their reported mean of bid and ask quotations; over-the-counter derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Board.

Investments in other open-end investment companies are valued based on their net asset value each business day. Investments in closed-end funds are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the fair value hierarchy.

(d) Fair Value Measurement

Accounting Standards Codification, Fair Value Measurements and Disclosures (“ASC 820”) defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and requires disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurement. Under ASC 820, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the following hierarchy:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
•	Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
•	Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The hierarchy classification of inputs used to value each Fund’s investments at April 30, 2019, is disclosed at the end of each Fund’s Schedule of Investments.

Notes to Financial Statements (continued)

April 30, 2019 (unaudited)

(e) Security Transactions and Investment Income

Security transactions are accounted for on the trade date. Realized gains and losses on sales of investment securities are calculated using specific identification. Dividend income is recognized on the ex-dividend date. Expenses and interest income are recognized on the accrual basis. Amortization of premium and accretion of discount on debt securities are included in interest income. Each Fund amortizes premiums and accretes discounts using the effective interest method.

Dividend income from REIT investments is recorded using management’s estimate of the income included in distributions received from the REIT investments. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each domestic REIT after its fiscal year-end, and may differ from the estimated amounts.

(f) Foreign Taxes

Certain Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.

(g) Expenses

Each Fund pays all of its expenses not assumed by its Sub-Adviser, if any, as defined in Note 3, or the Adviser. General Trust expenses that are allocated among and charged to the assets of the Funds and other series of the Trust are done so on a basis that the Board deems fair and equitable, which may be on a basis of relative net assets of each Fund and other series of the Trust or the nature of the services performed and relative applicability to each Fund and other series of the Trust.

(h) Short Sales

The Virtus InfraCap U.S. Preferred Stock ETF Fund may sell securities short. A short sale is a transaction in which the Fund sells a security it does not own in anticipation of a decline in market price. To sell a security short, the Fund must borrow the security. The Fund’s obligation to replace the security borrowed and sold short will be fully collateralized at all times by the proceeds from the short sale retained by the broker and by cash and securities deposited in a segregated account with the Fund’s custodian. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will realize a loss, and if the price declines during the period, the Fund will realize a gain. Any realized gain will be decreased, and any realized loss increased, by the amount of transaction costs. On the ex-dividend date, dividends on short sales are recorded as an expense to the Fund.

In accordance with the terms of its prime brokerage agreement, the Fund may receive rebate income or be charged a fee on borrowed securities which is reported as “Interest Expense” on the Statement of Operations. Such income or fee is calculated on a daily basis based upon the market value of each borrowed security and a variable rate that is dependent upon the availability of such security.

(i) Distributions to Shareholders

Distributions are recorded by the Funds on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations that may differ from GAAP in the United States of America.

(j) Foreign Currency Translation

Non-U.S. investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date the income is accrued and the date it is paid is treated as a gain or loss on foreign currency. The Funds do not isolate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

(k) Loan Agreements

The Virtus Newfleet Multi-Sector Bond ETF may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. Loan agreements are generally non-investment grade and often involve borrowers that are highly leveraged. The Fund may invest in obligations of borrowers who are in bankruptcy proceedings. Loan

Notes to Financial Statements (continued)

April 30, 2019 (unaudited)

agreements are typically senior in the corporate capital structure of the borrower. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The lender administers the terms of the loan, as specified in the loan agreement. The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When investing in loan participations, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan participation and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan.

The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. Loan agreements may involve foreign borrowers, and investments may be denominated in foreign currencies. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling, to pay the principal and interest when due.

The loan agreements have floating rate loan interests which generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally LIBOR (London Interbank Offered Rate), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. When a loan agreement is purchased, the Fund may pay an assignment fee. On an ongoing basis, the Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan agreement. Prepayment penalty fees are received upon the prepayment of a loan agreement by a borrower. Prepayment penalty, facility, commitment, consent and amendment fees are recorded to income as earned or paid.

(l) Securities Lending

Certain Funds may loan securities to qualified brokers through an agreement with The Bank of New York Mellon (“BNY Mellon”), as a third party lending agent. Under the terms of the agreement, a Fund doing so is required to maintain collateral with a market value not less than 102% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan. Collateral may consist of cash and securities issued by the U.S. Government or its agencies. Cash collateral is invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the broker are recorded as income by a Fund net of fees and rebates charged by BNY Mellon for its services as securities lending agent and in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the declining value of the collateral.

At April 30, 2019, the following Funds had securities on loan:

Funds	Market Value	Cash Collateral	Non Cash Collateral(a)
Virtus LifeSci Biotech Clinical Trials ETF	$8,133,811	$2,448,388	$6,062,282
Virtus LifeSci Biotech Products ETF	10,393,167	2,527,736	8,325,786

(a)	Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

Funds not listed in table above did not have any securities on loan at April 30, 2019.

The following table presents the contract value of securities lending transactions and the type of collateral provided to counterparties.

Remaining Contractual Maturity of the Agreements, as of April 30, 2019

	Overnight and	Between
	Continuous	<30 Days	30 & 90 Days	>90 Days	Total
Virtus LifeSci Biotech Clinical Trials ETF
Securities Lending Transactions
Common Stocks	$8,510,669	$—	$—	$—	$8,510,669
Gross amount of recognized liabilities for securities lending transactions:					$8,510,669
Virtus LifeSci Biotech Products ETF
Securities Lending Transactions
Common Stocks	$10,853,522	$—	$—	$—	$10,853,522
Gross amount of recognized liabilities for securities lending transactions:					$10,853,522

Notes to Financial Statements (continued)

April 30, 2019 (unaudited)

3. INVESTMENT MANAGEMENT RELATED PARTIES AND OTHER AGREEMENTS

Investment Advisory Agreements

The Trust has entered into Investment Advisory Agreements (collectively, “Advisory Agreement”) with the Adviser, a wholly owned subsidiary of ETFis Holdings LLC, on behalf of each Fund. ETFis Holdings LLC is majority-owned by Virtus Investment Partners, Inc. (Ticker: VRTS) (together with its affiliates, “Virtus”). Pursuant to the Advisory Agreement, the Adviser has overall supervisory responsibility for the general management and investment of the Funds’ securities portfolios. The Adviser pays all of the ordinary operating expenses of the Virtus Glovista Emerging Markets ETF, Virtus LifeSci Biotech Clinical Trials ETF, Virtus LifeSci Biotech Products ETF, Virtus Private Credit Strategy ETF, Virtus Real Asset Income ETF, and Virtus WMC Global Factor Opportunities ETF, except for each Fund’s management fee; payments under any 12b-1 plan; taxes and other governmental fees; brokerage fees, commissions and other transaction expenses; interest and other costs of borrowing; litigation or arbitration expenses; acquired fund fees and expenses; and extraordinary or other non-routine expenses of the Funds. The Adviser is entitled to receive a fee from each Fund (unless otherwise noted below) based on each Fund’s average daily net assets, computed and accrued daily and payable monthly, at an annual rate as follows:

Funds	Rate
InfraCap REIT Preferred ETF	0.45%, subject to a minimum annual fee of $25,000 per year
Virtus Glovista Emerging Markets ETF	0.68%
Virtus InfraCap U.S. Preferred Stock ETF	0.80%
Virtus LifeSci Biotech Products ETF	0.79%
Virtus LifeSci Biotech Clinical Trials ETF	0.79%
Virtus Newfleet Multi-Sector Bond ETF	0.70%
Virtus Private Credit Strategy ETF	0.75%
Virtus Real Asset Income ETF	0.55%
Virtus WMC Global Factor Opportunities ETF	0.49%

The Advisory Agreement may be terminated by the Trust on behalf of a Fund with the approval of a Fund’s Board or by a vote of the majority of a Fund’s shareholders. The Advisory Agreement may also be terminated by the Adviser by not more than 60 days’ nor less than 30 days’ written notice.

Fee Waiver Agreement

The Adviser has contractually agreed to waive a portion of the Virtus Glovista Emerging Markets ETF’s management fee equal to 0.03% of the Fund’s average daily net assets, which will have the effect of reducing acquired fund fees and expenses (the “Fee Waiver Agreement”). Unless the Adviser continues the Fee Waiver Agreement, it will terminate on February 28, 2020.

Expense Limitation Agreement

The Adviser has contractually agreed to reduce its fees and reimburse expenses in order to keep net expenses (excluding interest, taxes, brokerage fees and commissions, other expenditures that are capitalized in accordance with generally accepted accounting principles, acquired fund fees and expenses, other extraordinary expenses not incurred in the ordinary course of the Funds’ business, and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act) from exceeding a specified amount. The expense cap in effect for the Funds during the period ended April 30, 2019 are as follows:

Funds	Expense Limit	Expense Limit Effective Through
Virtus Newfleet Multi-Sector Bond ETF	0.80%	February 28, 2020

Funds not listed in the table above do not have an expense limitation agreement.

The expense limitation agreement with respect to a Fund will be terminated upon termination of the Advisory Agreement between the Adviser and the Fund. In addition, while the Adviser or the Fund may discontinue the expense limitation agreement after the contractual period, it may only be terminated during its term with the approval of the Fund’s Board of Trustees.

Notes to Financial Statements (continued)

April 30, 2019 (unaudited)

Under certain conditions, the Adviser may recapture operating expenses reimbursed within three years after the date on which such waiver or reimbursement occurred. The Fund must pay its ordinary operating expenses before the Adviser is entitled to any reimbursement and must remain in compliance with any applicable expense limitation, or if none, the expense limitation in effect at the time of the waiver or reimbursement. All or a portion of the following Adviser reimbursed expenses may be recaptured during the fiscal years indicated:

Funds	2019	2020	2021
Virtus Glovista Emerging Markets ETF	$—	$—	$5,983
Virtus Newfleet Multi-Sector Bond ETF	183,990	83,625	81,340

Sub-Advisory Agreement

Each Sub-Adviser provides investment advice and management services to its respective Fund. Pursuant to an investment sub-advisory agreement among the Trust, the Sub-Adviser and the Adviser, the sub-advisory fee is based on a Fund’s average daily net assets as specified below. The Adviser has delegated to the InfraCap U.S. Preferred Stock ETF and InfraCap REIT Preferred ETF’s sub-adviser the obligation to pay all of the ordinary operating expenses of each of those Funds, except for the management fee paid to the Adviser; payments under any 12b-1 plan adopted by the Fund; taxes and other governmental fees; brokerage fees, commissions and other transaction expenses; interest and other costs of borrowing; litigation or arbitration expenses; acquired fund fees and expenses; and extraordinary or other non-routine expenses of the Fund. The Sub-Advisers and sub-advisory fees for each Fund are listed below.

Funds	Sub-Advisers	Sub-Advisory Fees
InfraCap REIT Preferred ETF	Infrastructure Capital Advisors, LLC	0.375%*
Virtus Glovista Emerging Markets ETF	Glovista Investments LLC	60% of the Net Advisory Fee*+
Virtus InfraCap U.S. Preferred Stock ETF	Infrastructure Capital Advisors, LLC	0.66%*
Virtus Newfleet Multi-Sector Bond ETF	Newfleet Asset Management, LLC(1)	50% of the Net Advisory Fee*++
Virtus WMC Global Factor Opportunities ETF	Wellington Management Company LLP	0.21%*

(1)	An indirect wholly owned subsidiary of Virtus.
*	InfraCap REIT Preferred ETF, Virtus Glovista Emerging Markets ETF, Virtus InfraCap U.S. Preferred Stock ETF, Virtus Newfleet Multi-Sector Bond ETF and Virtus WMC Global Factor Opportunities ETF’s sub-advisory fees are paid for by the Adviser, not the Funds.
+	Net advisory fee: The advisory fee paid by the Fund to the Adviser for investment advisory services under the Adviser’s investment advisory agreement with the Fund, after deducting the payment of all of the ordinary operating expenses of the Fund under the Adviser’s unified fee arrangement. In the event that the Adviser waives all or a portion of its fee pursuant to an applicable waiver agreement, then the Sub-Adviser will waive its fee in the same proportion as the Adviser.
++	Net Advisory Fee: In the event the Adviser waives its entire fee and also assumes expenses of the Trust pursuant to an applicable expense limitation agreement, the Sub-Adviser will similarly waive its entire fee and will share in the expense assumption by promptly paying to the Adviser (or its designee) 50% of the assumed amount. If during the term of the Sub-Advisory Agreement the Adviser later recaptures some or all of fees waived or expenses reimbursed by the Adviser and the Sub-Adviser together, then the Adviser will pay to the Sub-Adviser 50% of the amount recaptured.

Principal Underwriter

Pursuant to the terms of a Distribution Agreement with the Trust, ETF Distributors LLC (the “Distributor”) serves as the Funds’ principal underwriter. The Distributor receives compensation from the Adviser for the statutory underwriting services it provides to the Funds. The Distributor will not distribute shares in less than Creation Units (as hereinafter defined), and does not maintain a secondary market in shares. The shares are traded in the secondary market. The Distributor is a wholly-owned subsidiary of Virtus.

Distribution and Service (12b-1 Plan)

The Board of Trustees has adopted a distribution and service plan, under which InfraCap REIT Preferred ETF, Virtus Glovista Emerging Markets ETF, Virtus InfraCap U.S. Preferred Stock ETF, Virtus LifeSci Biotech Clinical Trials ETF, Virtus LifeSci Biotech Products ETF, Virtus Private Credit Strategy ETF, Virtus Real Asset Income ETF, and Virtus WMC Global Factor Opportunities ETF (collectively, the “12b-1 Funds”) are authorized to pay an amount up to 0.25% of their average daily net assets each year to finance activities primarily intended to result in the sale of Creation Units of the 12b-1 Funds or the provision of investor services. No 12b-1 fees are currently paid by the 12b-1 Funds and there are no current plans to impose these fees.

Operational Administrator

Virtus ETF Solutions LLC (the “Administrator”) serves as the Funds’ operational administrator. The Administrator supervises the overall administration of the Trust and the Funds including, among other responsibilities, the coordination and day-to-day oversight of the Funds’ operations, the service providers’ communications with the Funds and each other and assistance with Trust, Board and contractual matters related to the Funds and other series of the Trust. The Administrator also provides persons satisfactory to the Board to serve as officers of the Trust. The Administrator is a wholly-owned subsidiary of Virtus.

Notes to Financial Statements (continued)

April 30, 2019 (unaudited)

Accounting Services Administrator, Custodian and Transfer Agent

The Bank of New York Mellon (“BNY Mellon”) provides administrative, accounting, tax and financial reporting for the maintenance and operations of the Trust as the Funds’ accounting services administrator. BNY Mellon also serves as the custodian for the Funds’ assets, and serves as transfer agent and dividend paying agent for the Funds.

Affiliated Shareholders

At April 30, 2019, Virtus Partners, Inc. held shares of Virtus WMC Global Factor Opportunities ETF which may be redeemed at any time that aggregated to the following:

	Shares	% of shares outstanding
Virtus WMC Global Factor Opportunities ETF	184,503	92.3%

At April 30, 2019, the Sub-Adviser held shares of certain Funds which may be redeemed at any time that aggregated to the following:

	Shares	% of shares outstanding
InfraCap REIT Preferred ETF	161,557	17.0%
Virtus InfraCap U.S. Preferred Stock ETF	139,832	14.0%

4. CREATION AND REDEMPTION TRANSACTIONS

The Funds issue and redeem shares on a continuous basis at Net Asset Value (“NAV”) in groups of 50,000 shares called “Creation Units.” The Funds’ Creation Units may be issued and redeemed generally for cash or an in-kind deposit of securities held by the Funds. In each instance of cash creations or redemptions, the Trust may impose transaction fees based on transaction expenses related to the particular exchange that will be higher than the transaction fees associated with in-kind purchases or redemptions. Only “Authorized Participants” who have entered into contractual arrangements with the Distributor may purchase or redeem shares directly from the Funds. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

5. FEDERAL INCOME TAX

Each Fund intends to qualify as a “regulated investment company” under Sub-chapter M of the Internal Revenue Code of 1986 (the “Code”), as amended. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders. Therefore, no federal income or excise tax provision is required. Accounting for Uncertainty in Income Taxes as issued by the Financial Accounting Standards Board provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements, and requires the evaluation of tax positions taken or expected to be taken in the course of preparing a Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Interest and penalties related to income taxes would be recorded as income tax expense. Management of the Funds is required to analyze all open tax years (2016, 2017 and 2018), as defined by IRS statute of limitations, for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of April 30, 2019, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Funds recognize interest accrued related to unrecognized tax benefits and penalties as income tax expense. For the period ended April 30, 2019, the Funds had no accrued penalties or interest.

Notes to Financial Statements (continued)

April 30, 2019 (unaudited)

As at October 31, 2018, the adjusted cost basis of investments and gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

Funds	Federal Tax Cost Of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
InfraCap REIT Preferred ETF	$23,251,928	$60,259	$(1,225,866)	$(1,165,607)
Virtus Glovista Emerging Markets ETF	14,450,215	367,524	(2,362,880)	(1,995,356)
Virtus InfraCap U.S. Preferred Stock ETF	7,872,539	27,009	(244,564)	(217,555)
Virtus LifeSci Biotech Clinical Trials ETF	54,055,249	1,979,488	(17,053,831)	(15,074,343)
Virtus LifeSci Biotech Products ETF	36,404,662	2,616,305	(9,154,125)	(6,537,820)
Virtus Newfleet Multi-Sector Bond ETF	98,798,857	601,337	(3,659,964)	(3,058,627)
Virtus WMC Global Factor Opportunities ETF	5,164,844	231,235	(425,750)	(194,515)

Ordinary losses incurred after December 31 (“LateYear Ordinary Losses”) within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year. During the fiscal year ended October 31, 2018, the following Funds incurred and elected to defer Late Year Ordinary Losses as follows:

Virtus LifeSci Biotech Clinical Trials ETF	$213,799
Virtus LifeSci Biotech Products ETF	146,172

At October 31, 2018, for Federal income tax purposes, the following Funds have capital loss carryforwards available to offset future capital gains for an unlimited period. To the extent that these loss carryforwards are utilized, capital gains so offset will not be distributed to shareholders:

	Short-Term No Expiration	Long-Term No Expiration	Total
InfraCap REIT Preferred ETF	$507,902	$—	$507,902
Virtus Glovista Emerging Markets ETF	2,256,112	9,733	2,265,845
Virtus LifeSci Biotech Clinical Trials ETF	9,151,704	7,652,802	16,804,506
Virtus LifeSci Biotech Products ETF	2,964,974	1,014,762	3,979,736
Virtus Newfleet Multi-Sector Bond ETF	1,170,437	814,430	1,984,867

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short-term investments), subscription in-kind and redemption in-kind for the period ended April 30, 2019 were as follows:

Funds	Purchases	Sales	Subscriptions In-Kind	Redemptions In-Kind
InfraCap REIT Preferred ETF	$5,208,878	$5,195,576	$—	$—
Virtus Glovista Emerging Markets ETF	6,545,020	7,895,213	—	2,438,276
Virtus InfraCap U.S. Preferred Stock ETF	12,765,092	12,992,861	22,853,584	—
Virtus LifeSci Biotech Clinical Trials ETF	10,530,479	9,484,281	6,328,725	15,396,276
Virtus LifeSci Biotech Products ETF	7,062,963	6,698,733	16,436,639	11,801,469
Virtus Newfleet Multi-Sector Bond ETF	33,032,668	101,995,957
Virtus Private Credit Strategy ETF	8,623,096	8,462,481	176,209,129	2,552,241
Virtus Real Asset Income ETF	9,191,973	9,151,859	203,453,805	2,531,151
Virtus WMC Global Factor Opportunities ETF	2,805,515	2,997,080	—	—

7. DERIVATIVE FINANCIAL INSTRUMENTS

Options

The Virtus InfraCap U.S. Preferred Stock ETF may write covered call and put options on portfolio securities and other financial instruments. Premiums received are recorded as liabilities. The liabilities are subsequently adjusted to reflect the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are exercised or are closed are added to or offset against the proceeds or amount paid on the transactions to determine the net realized gain or loss. By writing a covered call option, the Fund, in exchange for the premium, foregoes the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase. By writing a put option, the Fund, in exchange

Notes to Financial Statements (continued)

April 30, 2019 (unaudited)

for the premium, accepts the risk of having to purchase a security at an exercise price that is above the current price. Changes in value of written options are reported as change in unrealized gain (loss) on written options in the Statement of Operations. When the written option expires, is terminated or is sold, the Fund will record a gain or loss, which is reported as realized gain (loss) on written options in the Statement of Operations. Written covered call options limit the upside potential of a security above the strike price. Written put options subject the Fund to risk of loss if the value of the security declines below the exercise price minus the put premium.

The Virtus InfraCap U.S. Preferred Stock may purchase call and put options on the portfolio securities or other financial instruments. The Fund may purchase call options to protect against an increase in the price of the security or financial instrument it anticipates purchasing. The Fund may purchase put options on securities which it holds or other financial instruments to protect against a decline in the value of the security or financial instrument or to close out covered written positions. Changes in value of purchased options are reported as part of change in unrealized gain (loss) on investments in the Statement of Operations. When the purchased option expires, is terminated or is sold, the Fund will record a gain or loss, which is reported as part of realized gain (loss) on investments in the Statement of Operations. Risks may arise from an imperfect correlation between the change in market value of the securities held by the Fund and the prices of options relating to the securities purchased or sold by the Fund and from the possible lack of liquid secondary market for an option. The maximum exposure to loss for any purchased option is limited to the premium initially paid for the option.

Transactions in derivative instruments reflected on the Statement of Assets and Liabilities at April 30, 2019, are:

Liabilities	Equity Risk
Written options, at value	$52,283

Transactions in derivative instruments reflected on the Statement of Operations during the period were as follows:

Net Realized Gain (Loss) on:	Equity Risk
Investments*	$ (2,504)
Written options	97,367

*	Purchased option contracts are included in Net Realized Gain (Loss) on Investments on the Statement of Operations.
Change in Net Unrealized Appreciation (Depreciation) on:	Equity Risk
Investments**	$ 989
Written options	12,291

**	Purchased option contracts are included in Change in Net Unrealized Appreciation (Depreciation) on Investments in the Statement of Operations.

For the period ended April 30, 2019, the monthly average market value of the purchased options and written options contracts held by the Fund were $5,210 and $(37,929), respectively.

8. BORROWINGS

The Virtus InfraCap U.S. Preferred Stock ETF entered into a Lending Agreement (the “Agreement”) with a commercial bank (the “Bank”) that allows the Fund to borrow cash from the Bank. Borrowings under the Agreement are collateralized by investments of the Fund. If the Fund defaults with respect to any of its obligations under the Agreement, the Bank may foreclose on assets of the Fund and/or the Fund may be required to repay immediately, in part or in full, the loan balance outstanding under the Agreement, necessitating the sale of securities at potentially inopportune times. Interest is charged at the 3 Month LIBOR (London Interbank Offered Rate) plus an additional percentage rate on the amount borrowed. The Agreement has an on-demand commitment term. For the period ended April 30, 2019, the average daily borrowings under the Agreement and the daily average interest rate were $2,932,960 and 3.88%, respectively.

At April 30, 2019, the amount of such outstanding borrowings was as follows:

Outstanding Borrowings	Interest Rate
$5,373,023	3.78%

9. INVESTMENT RISKS

As with any investment, an investment in the Funds could result in a loss or the performance of the Funds could be inferior to that of other investments. An investor should consider each Fund’s investment objectives, risks, and charges and expenses carefully before investing. Each Fund’s prospectus and statement of additional information contain this and other important information.

Notes to Financial Statements (continued)

April 30, 2019 (unaudited)

10. CREDIT RISK

Junk Bonds or High Yield Securities: High yield securities are generally subject to greater levels of credit quality risk than investment grade securities. The retail secondary market for these “junk bonds” may be less liquid than that of higher-rated fixed income securities, and adverse conditions could make it difficult at times to sell these securities or could result in lower prices than higher-rated fixed income securities. These risks can reduce the value of the Fund’s shares and the income it earns.

11. CASH CONCENTRATION RISK

At various times, the Funds may have cash and cash collateral balances that exceed federally insured limits.

12. 10% SHAREHOLDERS

As of April 30, 2019, certain Funds had individual shareholder account(s) and/or omnibus shareholder account(s) (comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding of each such Fund as detailed below:

Funds	% of Shares Outstanding	Number of Accounts
InfraCap REIT Preferred ETF	58%	3
Virtus Glovista Emerging Markets ETF	79%	4
Virtus InfraCap U.S. Preferred Stock ETF	68%	3
Virtus LifeSci Biotech Clinical Trials ETF	62%	4
Virtus LifeSci Biotech Products ETF	71%	5
Virtus Newfleet Multi-Sector Bond ETF	72%	1
Virtus Private Credit Strategy ETF	100%	1
Virtus Real Asset Income ETF	100%	1
Virtus WMC Global Factor Opportunities ETF	92%	1	*

*	Shareholder account is affiliated.

13. RECENT ACCOUNTING PRONOUNCEMENT

On November 17, 2016, the FASB issued ASU 2016-18, Statement of Cash Flows (Topic 230): Restricted Cash. This update intends to reduce diversity in the presentation of restricted cash and restricted cash equivalents in the statement. Any restricted cash and restricted cash equivalents will be included as components of cash and cash equivalents as presented on the statement of cash flows. For the Trust, the effective date of this update is for periods beginning after December 15, 2017. The ASU has been adopted for the current reporting period. The adoption had no significant impact to the Statements of Cash Flows.

14. SUBSEQUENT EVENTS

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statements of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has determined that there are no material events that would require disclosure.

Schedule of Investments — InfraCap MLP ETF

April 30, 2019 (Unaudited)

Security Description	Shares	Value
Common Stocks — 125.4%(1)

Energy — 125.4%
Andeavor Logistics LP	706,966	$23,704,570
Antero Midstream Corp.(2)	84,189	1,027,948
BP Midstream Partners LP	1,492,823	21,586,221
Buckeye Partners LP	12,917	432,203
Cheniere Energy Partners LP	273,157	11,969,740
Crestwood Equity Partners LP(2)	4,849	177,910
DCP Midstream LP(2)	294,520	9,159,572
Enable Midstream Partners LP	100,514	1,399,155
Energy Transfer LP(2)	4,645,128	70,234,335
EnLink Midstream LLC(2)	2,452,336	28,667,808
Enterprise Products Partners LP(2)	1,316,523	37,692,053
EQM Midstream Partners LP(2)	399,861	18,393,606
Genesis Energy LP(2)	270,965	6,010,004
Holly Energy Partners LP	12,878	350,153
Kinder Morgan, Inc.(2)	256,428	5,095,224
Magellan Midstream Partners LP(2)	392,805	24,357,838
Marathon Petroleum Corp.(2)	747,837	45,520,838
MPLX LP(2)	1,859,984	60,003,084
NGL Energy Partners LP	965,963	13,774,632
Noble Midstream Partners LP(2)	640,552	22,054,205
NuStar Energy LP	414,629	11,273,763
ONEOK, Inc.(2)	67,104	4,558,375
Phillips 66(2)	409,548	38,608,090
Phillips 66 Partners LP(2)	650,330	32,210,845
Plains All American Pipeline LP(2)	2,390,353	55,336,672
Shell Midstream Partners LP(2)	111,236	2,236,956
Tallgrass Energy LP	236,192	5,701,675
Targa Resources Corp.	101,560	4,077,634
TC PipeLines LP	53,943	1,925,765
Western Midstream Partners LP(2)	1,227,788	38,773,545
Williams Cos., Inc. (The)(2)	357,659	10,132,479
Total Common Stocks
(Cost $639,154,353)		606,446,898

	Notional Amount	Number of contracts
Purchased Options — 0.0%(3)

Purchased Call Options
Energy Transfer LP,
Expires 05/17/19,
Strike Price $17.50	82,100	821	0
Enterprise Products Partners LP,
Expires 05/17/19,
Strike Price $30.00	200,000	2,000	10,000
Enterprise Products Partners LP,
Expires 06/21/19,
Strike Price $32.00	200,000	2,000	8,000
Enterprise Products Partners LP,
Expires 06/21/19,
Strike Price $33.00	400,000	4,000	20,000
Marathon Petroleum Corp.,
Expires 05/17/19,
Strike Price $67.50	14,000	140	4,900
Marathon Petroleum Corp.,
Expires 05/17/19,
Strike Price $80.00	252,900	2,529	7,587

Security Description	Notional Amount	Number of contracts	Value
Purchased Options (continued)

Purchased Call Options (continued)
MPLX LP,
Expires 06/21/19,
Strike Price $40.00	1,000	10	$0
Phillips 66,
Expires 05/17/19,
Strike Price $110.00	53,000	530	0
Plains All American Pipeline LP,
Expires 05/17/19,
Strike Price $30.00	1,154,000	11,540	1
Plains All American Pipeline LP,
Expires 05/17/19,
Strike Price $31.00	21,000	210	0
TOTAL PURCHASED OPTIONS
(Cost $200,131)			50,488
TOTAL INVESTMENTS — 125.4%
(Cost $639,354,484)			606,497,386
Liabilities in Excess of Other Assets — (25.4)%			(122,671,472)
Net Assets — 100.0%			$483,825,914

Written Options — (0.4)%

Written Call Options
Antero Midstream Corp.,
Expires 06/21/19,
Strike Price $30.00	(1,000)	(10)	(90)
Crestwood Equity Partners LP,
Expires 06/21/19,
Strike Price $40.00	(122,000)	(1,220)	(21,350)
DCP Midstream LP,
Expires 05/17/19,
Strike Price $35.00	(60,000)	(600)	(1,200)
DCP Midstream LP,
Expires 07/19/19,
Strike Price $35.00	(122,000)	(1,220)	(24,400)
Energy Transfer LP,
Expires 05/03/19,
Strike Price $16.00	(1,000)	(10)	0
Energy Transfer LP,
Expires 05/17/19,
Strike Price $15.50	(81,000)	(810)	(10,530)
Energy Transfer LP,
Expires 05/17/19,
Strike Price $16.00	(107,200)	(1,072)	(5,360)
Energy Transfer LP,
Expires 05/24/19,
Strike Price $15.50	(50,000)	(500)	(7,500)
Energy Transfer LP,
Expires 05/24/19,
Strike Price $16.00	(2,000)	(20)	(140)
EnLink Midstream LLC,
Expires 05/17/19,
Strike Price $12.50	(272,000)	(2,720)	(16,320)
EnLink Midstream LLC,
Expires 06/21/19,
Strike Price $12.50	(293,000)	(2,930)	(58,600)

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — InfraCap MLP ETF (continued)

April 30, 2019 (Unaudited)

Security Description	Notional Amount	Number of contracts	Value
Written Options (continued)

Written Calls Option (continued)
EnLink Midstream LLC,
Expires 09/20/19,
Strike Price $12.50	(264,900)	(2,649)	$(105,960)
Enterprise Products Partners LP,
Expires 05/03/19,
Strike Price $30.00	(2,000)	(20)	(20)
Enterprise Products Partners LP,
Expires 05/10/19,
Strike Price $29.00	(20,000)	(200)	(4,000)
Enterprise Products Partners LP,
Expires 05/10/19,
Strike Price $30.00	(1,000)	(10)	(50)
Enterprise Products Partners LP,
Expires 05/24/19,
Strike Price $29.00	(200,000)	(2,000)	(60,000)
Enterprise Products Partners LP,
Expires 06/07/19,
Strike Price $30.00	(11,000)	(110)	(1,375)
Enterprise Products Partners LP,
Expires 06/21/19,
Strike Price $29.00	(10,000)	(100)	(5,500)
Enterprise Products Partners LP,
Expires 06/21/19,
Strike Price $30.00	(280,000)	(2,800)	(56,000)
EQM Midstream Partners LP,
Expires 07/19/19,
Strike Price $45.00	(1,000)	(10)	(1,950)
Genesis Energy LP,
Expires 06/21/19,
Strike Price $22.50	(30,000)	(300)	(22,500)
Genesis Energy LP,
Expires 06/21/19,
Strike Price $25.00	(2,000)	(20)	(200)
Kinder Morgan, Inc.,
Expires 05/24/19,
Strike Price $20.50	(151,000)	(1,510)	(27,180)
Magellan Midstream Partners LP,
Expires 05/17/19,
Strike Price $62.50	(12,000)	(120)	(4,800)
Magellan Midstream Partners LP,
Expires 05/17/19,
Strike Price $65.00	(1,000)	(10)	(30)
Magellan Midstream Partners LP,
Expires 07/19/19,
Strike Price $65.00	(213,000)	(2,130)	(85,200)
Magellan Midstream Partners LP,
Expires 07/19/19,
Strike Price $67.50	(32,000)	(320)	(3,200)
Marathon Petroleum Corp.,
Expires 05/03/19,
Strike Price $62.50	(80,000)	(800)	(28,000)
Marathon Petroleum Corp.,
Expires 05/03/19,
Strike Price $63.50	(84,000)	(840)	(6,720)
Marathon Petroleum Corp.,
Expires 05/03/19,
Strike Price $65.00	(101,000)	(1,010)	(3,030)

Security Description	Notional Amount	Number of contracts	Value
Written Options (continued)

Written Calls Option (continued)
Marathon Petroleum Corp.,
Expires 05/03/19,
Strike Price $67.50	(71,000)	(710)	$(710)
Marathon Petroleum Corp.,
Expires 05/10/19,
Strike Price $63.50	(66,000)	(660)	(56,100)
Marathon Petroleum Corp.,
Expires 05/10/19,
Strike Price $67.50	(56,600)	(566)	(14,716)
Marathon Petroleum Corp.,
Expires 05/24/19,
Strike Price $66.50	(123,000)	(1,230)	(71,340)
MPLX LP,
Expires 05/17/19,
Strike Price $33.00	(101,000)	(1,010)	(30,300)
MPLX LP,
Expires 06/21/19,
Strike Price $34.00	(51,000)	(510)	(15,300)
MPLX LP,
Expires 06/21/19,
Strike Price $36.00	(10,000)	(100)	(750)
MPLX LP,
Expires 06/21/19,
Strike Price $37.00	(50,000)	(500)	(2,500)
Noble Midstream Partners LP,
Expires 05/17/19,
Strike Price $40.00	(110,300)	(1,103)	(7,721)
ONEOK, Inc.,
Expires 05/03/19,
Strike Price $69.50	(62,000)	(620)	(17,360)
Phillips 66,
Expires 05/03/19,
Strike Price $99.00	(60,000)	(600)	(3,600)
Phillips 66,
Expires 05/03/19,
Strike Price $102.00	(55,000)	(550)	0
Phillips 66,
Expires 05/10/19,
Strike Price $102.00	(41,000)	(410)	(1,640)
Phillips 66,
Expires 05/10/19,
Strike Price $103.00	(31,000)	(310)	(620)
Phillips 66,
Expires 05/24/19,
Strike Price $100.00	(84,000)	(840)	(33,600)
Phillips 66 Partners LP,
Expires 05/17/19,
Strike Price $55.00	(1,000)	(10)	0
Phillips 66 Partners LP,
Expires 06/21/19,
Strike Price $55.00	(306,800)	(3,068)	(46,020)
Plains All American Pipeline LP,
Expires 05/03/19,
Strike Price $25.50	(101,000)	(1,010)	0
Plains All American Pipeline LP,
Expires 05/10/19,
Strike Price $25.00	(200,000)	(2,000)	(12,000)

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — InfraCap MLP ETF (continued)

April 30, 2019 (Unaudited)

Security Description	Notional Amount	Number of contracts	Value
Written Options (continued)

Written Calls Option (continued)
Plains All American Pipeline LP,
Expires 05/10/19,
Strike Price $25.50	(30,000)	(300)	$(600)
Plains All American Pipeline LP,
Expires 05/17/19,
Strike Price $24.50	(300,000)	(3,000)	(45,000)
Plains All American Pipeline LP,
Expires 05/17/19,
Strike Price $25.00	(222,000)	(2,220)	(22,200)
Plains All American Pipeline LP,
Expires 05/24/19,
Strike Price $24.50	(111,000)	(1,110)	(27,750)
Shell Midstream Partners LP,
Expires 07/19/19,
Strike Price $20.00	(101,000)	(1,010)	(85,850)
Western Gas Partners LP,
Expires 05/17/19,
Strike Price $55.00	(20,000)	(200)	0
Western Midstream Partners LP,
Expires 05/17/19,
Strike Price $35.00	(51,000)	(510)	(510)
Western Midstream Partners LP,
Expires 05/17/19,
Strike Price $36.00	(53,000)	(530)	0
Western Midstream Partners LP,
Expires 05/17/19,
Strike Price $50.00	(30,000)	(300)	(8,700)
Williams Cos., Inc. (The),
Expires 05/03/19,
Strike Price $29.50	(95,200)	(952)	(7,616)
Williams Cos., Inc. (The),
Expires 05/10/19,
Strike Price $29.50	(2,000)	(20)	(160)

Security Description	Notional Amount	Number of contracts	Value
Written Options (continued)

Written Put Options
Crestwood Equity Partners LP,
Expires 05/17/19,
Strike Price $35.00	(81,000)	(810)	$(30,375)
Enterprise Products Partners LP,
Expires 05/03/19,
Strike Price $29.00	(470,000)	(4,700)	(164,500)
EQM Midstream Partners LP,
Expires 05/17/19,
Strike Price $45.00	(192,000)	(1,920)	(192,000)
Genesis Energy LP,
Expires 05/17/19,
Strike Price $22.50	(102,000)	(1,020)	(71,400)
Magellan Midstream Partners LP,
Expires 05/17/19,
Strike Price $60.00	(232,000)	(2,320)	(116,000)
MPLX LP,
Expires 05/17/19,
Strike Price $32.00	(21,000)	(210)	(16,800)
ONEOK, Inc.,
Expires 05/03/19,
Strike Price $69.00	(113,000)	(1,130)	(183,625)
Phillips 66 Partners LP,
Expires 05/17/19,
Strike Price $50.00	(71,000)	(710)	(92,300)
Williams Cos., Inc. (The),
Expires 05/03/19,
Strike Price $28.50	(141,000)	(1,410)	(88,830)

TOTAL WRITTEN OPTIONS — (0.4)%
(Premiums Received $2,555,418)			$(2,029,698)

Abbreviations:

LP — Limited Partnership

(1)	Substantially all the securities, or a portion thereof, have been pledged as collateral for line of credit borrowings, short sales and open written option contracts. The aggregate market value of the collateral at April 30, 2019 was $458,900,527.
(2)	Subject to written call options.
(3)	Amount rounds to less than 0.05%.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of April 30, 2019 (See Note 2 in the Notes to Financial Statements):

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Common Stocks	$606,446,898	$—	$—	$606,446,898
Purchased Options	50,487	1	$—	50,488
Total	$606,497,385	$1	$—	$606,497,386
Liability Valuation Inputs
Written Options	$1,997,211	$32,487	$—	$2,029,698
Total	$1,997,211	$32,487	$—	$2,029,698

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities

April 30, 2019 (Unaudited)

InfraCap MLP ETF
Assets:
Investments, at cost	$639,354,484
Investments, at value	606,497,386
Cash	1,696,911
Due from brokers	1,342,728
Receivables:
Investment securities sold	5,661,626
Capital shares sold	1,734,138
Dividends and interest	1,468,167
Tax reclaim	9,516
Prepaid taxes	8,048,938
Total Assets	626,459,410

Liabilities:
Borrowings	136,960,963
Payables:
Investment securities purchased	3,265,943
Sub-advisory fees	376,892
Written options, at value(a)	2,029,698
Total Liabilities	142,633,496
Net Assets	$483,825,914

Net Assets Consist of:
Paid-in capital	$591,951,086
Total distributable earnings (accumulated deficit), net of income taxes	(108,125,172)
Net Assets	$483,825,914
Shares outstanding (unlimited number of shares of beneficial interest authorized, no par value)	83,700,004
Net asset value per share	$5.78
(a) Premiums received from written options	$2,555,418

The accompanying notes are an integral part of these financial statements.

Statement of Operations

For the Period Ended April 30, 2019 (unaudited)

InfraCap MLP ETF
Investment Income:
Distributions from master limited partnerships	$21,519,047
Dividend income	3,547,189
Interest income	35,215
Less: Return of capital distributions	(21,519,047)
Total Investment Income	3,582,404

Expenses:
Dividend and interest expenses	3,877,005
Sub-advisory fees	2,239,268
Total Expenses	6,116,273
Net Investment (Loss), Before Income Taxes	(2,533,869)
Income Tax Benefit (Expense)	(36,933)
Net Investment Income (Loss), Net of Income Taxes	(2,570,802)
Net Realized Gain (Loss) on:
Investments	(70,027,851)
Written options	(3,096,951)
Securities sold short	(6,880,826)
Total Net Realized Loss	(80,005,628)

Change in Net Unrealized Appreciation (Depreciation) on:
Investments	70,677,626
Written options	(1,263,758)
Securities sold short	4,161,902
Total Change in Net Unrealized Appreciation	73,575,770
Net Realized and Change in Unrealized Loss	(6,429,858)
Net Decrease in Net Assets Resulting from Operations	$(9,000,660)

The accompanying notes are an integral part of these financial statements.

Statement of Changes in Net Assets

	InfraCap MLP ETF
	For the Six Months Ended April 30, 2019 (unaudited)	For the Year Ended October 31, 2018
Increase (Decrease) in Net Assets Resulting from Operations:
Net investment loss, net of income taxes	$(2,570,802)	$(11,937,750)
Net realized gain (loss) on investments, written options and securities sold short, net of income taxes	(80,005,628)	16,217,798
Net change in unrealized appreciation (depreciation) on investments, written options and securities sold short, net of income taxes	73,575,770	(42,308,052)
Net decrease in net assets resulting from operations	(9,000,660)	(38,028,004)
Distributions to Shareholders from return of capital	(43,586,002)	(119,404,506)
Total distributions	(43,586,002)	(119,404,506)

Shareholder Transactions:
Proceeds from shares sold	34,384,761	250,592,039
Cost of shares redeemed	(35,793,637)	(60,217,441)
Net increase (decrease) in net assets resulting from shareholder transactions	(1,408,876)	190,374,598
Increase (decrease) in net assets	(53,995,538)	32,942,088

Net Assets:
Beginning of period/year	537,821,452	504,879,364
End of period/year	$483,825,914	$537,821,452

Changes in Shares Outstanding:
Shares outstanding, beginning of period/year	84,200,004	60,300,004
Shares sold	5,800,000	31,550,000
Shares redeemed	(6,300,000)	(7,650,000)
Shares outstanding, end of period/year	83,700,004	84,200,004

The accompanying notes are an integral part of these financial statements.

Statement of Cash Flows

For the Period Ended April 30, 2019

InfraCap MLP ETF
Cash Flows From Operating Activities:
Net decrease in net assets from operations	$(9,000,660)

Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Purchases of investment securities	(466,632,694)
Proceeds from sales of investment securities	581,101,960
Net proceeds from purchased and written options	7,219,924
Net proceeds from securities sold short	46,320,480
Payments made to cover securities sold short	(84,431,558)
Net realized loss on investments	70,027,851
Net realized loss on securities sold short	6,880,826
Net realized loss on written options	3,096,951
Net change in unrealized appreciation on investments	(70,677,626)
Net change in unrealized appreciation on securities sold short	(4,161,902)
Net change in unrealized depreciation on written options	1,263,758
Decrease in deferred tax asset, net of valuation allowance	2,256,621
Increase in capital shares receivable	(1,734,138)
Increase in dividends receivable	(1,328,397)
Increase in prepaid taxes	(2,481,681)
Decrease in cash collateral for securities sold short	9,468,095
Increase in sub-advisory fees payable	(109,102)
Increase in capital shares payable	(1,575,091)
Net cash provided by operating activities	85,503,617

Cash Flows from Financing Activities:
Proceeds from borrowings	(95,550,611)
Payments for fund shares sold in excess of in-kind creations	42,605,884
Distributions paid	(43,586,002)
Net cash used in financing activities	(96,530,729)
Net decrease in cash	(11,027,112)
Cash, beginning of year	12,724,023
Cash, end of period	$1,696,911

Supplementary information:
Interest paid on borrowings	3,356,130

Non-cash financing activities:
In-kind creations—Issued	(44,014,761)
In-kind creations—Redeemed	—

The accompanying notes are an integral part of these financial statements.

Financial Highlights

	InfraCap MLP ETF
	For the Six Months Ended April 30, 2019 (unaudited)		For the Year Ended October 31, 2018		For the Year Ended October 31, 2017		For the Year Ended October 31, 2016		For the Year Ended October 31, 2015		For the Period October 1, 2014(1) Through October 31, 2014
Per Share Data for a Share Outstanding throughout each period presented:
Net asset value, beginning of period	$6.39		$8.37		$10.63		$14.28		$24.21		$25.00
Investment operations:
Net investment loss(2)	(0.03)		(0.15)		(0.17)		(0.08)		(0.06)		(0.01)
Net realized and unrealized loss	(0.04)		(0.32)		(0.01)		(1.49	)(3)	(7.84)		(0.78	)(3)
Total from investment operations	(0.07)		(0.47)		(0.18)		(1.57)		(7.90)		(0.79)
Less Distributions from:
Net Investment income	(0.54)		—		(0.59)		—		(0.30)		—
Return of capital	—		(1.51)		(1.49)		(2.08)		(1.73)		—
Total distributions	(0.54)		(1.51)		(2.08)		(2.08)		(2.03)		—
Net Asset Value, End of period	$5.78		$6.39		$8.37		$10.63		$14.28		$24.21
Net Asset Value Total Return(4)	(0.68)%		(7.65)%		(3.44)%		(8.60)%		(34.34)%		(3.17)%
Net assets, end of period (000’s omitted)	$483,826		$537,821		$504,879		$119,606		$19,989		$6,052
RATIOS/SUPPLEMENTAL DATA:
Ratios to Average Net Assets:
Expenses, including deferred income tax expense/benefit	2.59	%(5),(6)	2.40	%(7)	1.93	%(8)	1.36	%(9)	1.11	%(10)	2.70	%(5)
Expenses, excluding deferred income tax expense/benefit	2.59	%(5),(6)	2.39	%(7)	1.89	%(8)	1.58	%(9)	1.16	%(10)	0.95	%(5)
Net investment loss	(1.09	)%(5)	(1.96)%		(1.73)%		(0.70)%		(0.36)%		(0.35	)%(5)
Portfolio turnover rate(11)	69	%(12)	255%		104%		90%		60%		0	%(12),(13)

(1)	Commencement of operations.
(2)	Based on average shares outstanding.
(3)	The per share amount of realized and unrealized gain (loss) on investments does not accord with the amounts reported in the Statements of Changes in Net Assets due to the timing of creation of Fund shares in relation to fluctuating market values.
(4)	Net Asset Value Total Return is calculated assuming an initial investment made at the net asset value on the first day of the period, reinvestment of dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(5)	Annualized.
(6)	The ratios of expenses to average net assets include interest expense of 1.43% and dividend expense on securities sold short fees of 0.21%.
(7)	The ratios of expenses to average net assets include interest expense of 1.32% and dividend expense on securities sold short fees of 0.13%.
(8)	The ratios of expenses to average net assets includes interest expense fees of 0.94%.
(9)	The ratios of expenses to average net assets includes interest expense fees of 0.63%.
(10)	The ratios of expenses to average net assets includes interest expense fees of 0.21%.
(11)	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
(12)	Not annualized.
(13)	Amount rounds to less than 1%.

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements

April 30, 2019 (Unaudited)

1. ORGANIZATION

The ETFis Series Trust I (the “Trust”) was organized as a Delaware statutory trust on September 20, 2012 and is registered with the U.S. Securities and Exchange Commission (the “SEC”) as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”).

As of April 30, 2019, 11 funds of the Trust are offered for sale, of which InfraCap MLP ETF (the “Fund”) is reported in this semiannual report. The shares of the InfraCap MLP ETF,are referred to herein as “Fund Shares” or “Shares”. The offering of Shares is registered under the Securities Act of 1933 (the “Securities Act”).

Fund	Commencement of Operations
InfraCap MLP ETF	October 1, 2014

The Fund’s investment objective is to seek total return primarily through investments in equity securities of publicly traded master limited partnerships and limited liability companies taxed as partnerships (“MLPs”). There is no guarantee that the Fund will achieve its objective(s).

2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The Fund prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.

(a) Use of Estimates

Management makes certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates.

(b) Indemnification

In the normal course of business, the Fund may enter into contracts that contain a variety of representations which provide general indemnifications for certain liabilities. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

(c) Security Valuation

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities and Exchange-Traded Funds are valued based on their last sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Securities regularly traded in an over the counter market are valued at the latest quoted sale price in such market or in the case of the New York Stock Exchange (“NYSE”), at the NYSE Official Closing Price. Such valuations are typically categorized as Level 1 in the fair value hierarchy. If market quotations are not readily available, or if it is determined that a quotation of a security does not represent fair value, then the security is valued at fair value as determined in good faith using procedures adopted by the Trust’s Board of Trustees (the “Board”). Such valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy.

Purchased and written options contracts listed on exchanges are valued at their reported mean of bid and ask quotations; over-the-counter derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Board.

(d) Fair Value Measurement

Accounting Standards Codification, Fair Value Measurements and Disclosures (“ASC 820”) defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and requires disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurement. Under ASC 820, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the following hierarchy:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Notes to Financial Statements (continued)

April 30, 2019 (Unaudited)

•	Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
•	Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The hierarchy classification of inputs used to value the Fund’s investments at April 30, 2019, is disclosed at the end of the Fund’s Schedule of Investments.

(e) Security Transactions, Investment Income and Return of Capital Estimates

Security transactions are accounted for on the trade date. Realized gains and losses on sales of investment securities are calculated using specific identification. Dividend income is recognized on the ex-dividend date. Expenses are recognized on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method

The Fund invests in master limited partnerships (“MLPs”) which make distributions that are primarily attributable to return of capital. The Fund records investment income and return of capital in the Statement of Operations using management’s estimate of the percentage of income included in the distributions received from each MLP based on historical information from the MLPs and other industry sources. These estimates may be adjusted based on information received from the MLPs after the tax and fiscal year ends.

The return of capital portion of the MLP distributions is a reduction to investment income and a reduction in the cost basis of each investment which increases net realized gain (loss) and net change in unrealized appreciation (depreciation). If the return of capital distributions exceed its cost basis, the distributions are treated as realized gains. The actual amounts of income and return of capital are only determined by each MLP after its fiscal year-end and may differ from the estimated amounts.

(f) Expenses

The Fund pays all of its expenses not assumed by Infrastructure Capital Advisors, LLC (the “Sub-Adviser”) or Virtus ETF Advisers LLC (the “Adviser”). General Trust expenses that are allocated among and charged to the assets of the Fund and other series of the Trust are done so on a basis that the Board deems fair and equitable, which may be on a basis of relative net assets of the Fund and other series of the Trust or the nature of the services performed and relative applicability to the Fund and other series of the Trust.

(g) Short Sales

The Fund may sell securities short. A short sale is a transaction in which the Fund sells a security it does not own in anticipation of a decline in market price. To sell a security short, the Fund must borrow the security. The Fund’s obligation to replace the security borrowed and sold short will be fully collateralized at all times by the proceeds from the short sale retained by the broker and by cash and securities deposited in a segregated account with the Fund’s custodian. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will realize a loss, and if the price declines during the period, the Fund will realize a gain. Any realized gain will be decreased, and any realized loss increased, by the amount of transaction costs. On the ex-dividend date, dividends on short sales are recorded as an expense to the Fund.

In accordance with the terms of its prime brokerage agreement, the Fund may receive rebate income or be charged a fee on borrowed securities which is reported as “Interest Expense” on the Statement of Operations. Such income or fee is calculated on a daily basis based upon the market value of each borrowed security and a variable rate that is dependent upon the availability of such security.

(h) Distributions to Shareholders

Distributions to shareholders are declared and paid on a monthly basis and are recorded on the ex-dividend date. The Fund uses a cash flow-based distribution approach based on the Fund’s net cash flow received from portfolio investments.

The estimated character of the distributions paid will either be a dividend (ordinary income eligible to be treated as qualified dividend income) or a return of capital. Distributions made from current or accumulated earnings and profits of the Fund will be taxable to shareholders as dividend income. Distributions that are in an amount greater than the Fund’s current and accumulated earnings and profits will represent a return of capital to the extent of a shareholder’s basis in their common shares, and such distributions will correspondingly

Notes to Financial Statements (continued)

April 30, 2019 (Unaudited)

increase the realized gain upon the sale of their common shares. Additionally, distributions not paid from current or accumulated earnings and profits that exceed a shareholder’s tax basis in their common shares will generally be taxed as a capital gain. This estimate is based on the Fund’s operating results during the period.

3. INVESTMENT MANAGEMENT RELATED PARTIES AND OTHER AGREEMENTS

Investment Advisory Agreement

The Trust has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser, a wholly owned subsidiary of ETFis Holdings LLC, on behalf of the Fund. ETFis Holdings LLC is majority-owned by Virtus Investment Partners, Inc. (Ticker: VRTS) (together with its affiliates, “Virtus”). Pursuant to the Advisory Agreement, the Adviser has overall supervisory responsibility for the general management and investment of the Fund’s securities portfolio. For its services to the Fund, the Adviser is entitled to receive a fee, payable monthly, at an annual rate of 0.075% of the Fund’s average daily net assets, subject to a minimum annual fee of $25,000, paid by the Sub-Adviser as described below.

Sub-Advisory Agreement

The Sub-Adviser provides investment advice and management services to the Fund. Pursuant to an investment sub-advisory agreement among the Trust, the Sub-Adviser and the Adviser, the Sub-Adviser is entitled to receive a fee, payable monthly, at an annual rate of 0.95% of the Fund’s average daily net assets. The Sub-Adviser has agreed to pay all expenses of the Fund, except the Sub-Adviser’s fee, brokerage expenses, taxes, interest, litigation expenses, payments under any 12b-1 plan adopted by the Fund, and other non-routine or extraordinary expenses of the Fund.

Principal Underwriter

Pursuant to the terms of a Distribution Agreement with the Trust, ETF Distributors LLC (the “Distributor”) serves as the Fund’s principal underwriter. The Distributor receives compensation from the Adviser for the statutory underwriting services it provides to the Fund. The Distributor will not distribute shares in less than Creation Units (as hereinafter defined), and does not maintain a secondary market in shares. The shares are traded in the secondary market. The Distributor is a wholly owned subsidiary of Virtus.

Operational Administrator

Virtus ETF Solutions LLC (the “Administrator”) serves as the Fund’s operational administrator. The Administrator supervises the overall administration of the Trust and the Fund including, among other responsibilities, the coordination and day-to-day oversight of the Fund’s operations, the service providers’ communications with the Fund and each other and assistance with Trust, Board and contractual matters related to the Fund. The Administrator also provides persons satisfactory to the Board to serve as officers of the Trust. The Administrator is a wholly owned subsidiary of Virtus.

Accounting Services Administrator, Custodian and Transfer Agent

The Bank of New York Mellon (“BNY Mellon”) provides administrative, accounting, tax and financial reporting for the maintenance and operations of the Trust as the Fund’s accounting services administrator. BNY Mellon also serves as the custodian for the Fund’s assets, and serves as transfer agent and dividend paying agent for the Fund.

Affiliated Shareholders

At April 30, 2019, the Sub-Adviser held shares of the Fund which may be redeemed at any time that aggregated to the following:

Fund	Shares	% of shares outstanding
InfraCap MLP ETF	519,636	0.6%

4. CREATION AND REDEMPTION TRANSACTIONS

The Fund issues and redeems shares on a continuous basis at Net Asset Value (“NAV”) in groups of 50,000 shares called “Creation Units.” The Fund’s Creation Units may be issued and redeemed generally for cash or an in-kind deposit of securities held by the Fund. In each instance of cash creations or redemptions, the Trust may impose transaction fees based on transaction expenses related to the particular exchange that will be higher than the transaction fees associated with in-kind purchases or redemptions.

Only “Authorized Participants” who have entered into contractual arrangements with the Distributor may purchase or redeem shares directly from the Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must

Notes to Financial Statements (continued)

April 30, 2019 (Unaudited)

have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

5. FEDERAL INCOME TAX

The Fund is taxed as a regular C-corporation for federal income tax purposes and as such is obligated to pay federal and applicable state and foreign corporate taxes on its taxable income. Currently, the federal income tax rate for a corporation is 21 percent. This treatment differs from most investment companies, which elect to be treated as “regulated investment companies” under the Code in order to avoid paying entity level income taxes. Under current law, the Fund is not eligible to elect treatment as a regulated investment company due to its investments primarily in MLPs invested in energy assets. The Fund expects that substantially all of the distributions it receives from MLPs may be treated as a tax- deferred return of capital, thus reducing the Fund’s current tax liability. However, the amount of taxes paid by the Fund will vary depending on the amount of income and gains derived from investments and/or sales of MLP interests and such taxes will reduce your return from an investment in the Fund.

Cash distributions from MLPs to the Fund that exceed the Fund’s allocable share of such MLP’s net taxable income are considered a tax deferred return of capital that will reduce the Fund’s adjusted tax basis in the equity securities of the MLP. These reductions in the Fund’s adjusted tax basis in the MLP equity securities will increase the amount of any taxable gain (or decrease the amount of any tax loss) recognized by the Fund on a subsequent sale of the securities. The Fund will accrue deferred income taxes for any future tax liability associated with (i) that portion of MLP distributions considered to be a tax-deferred return of capital as well as (ii) capital appreciation of its investments. Upon the sale of an MLP security, the Fund may be liable for previously deferred taxes. The Fund will rely to some extent on information provided by the MLPs, which is not necessarily timely, to estimate the deferred tax liability for purposes of financial statement reporting and determining the Fund’s NAV. From time to time, the Adviser will modify the estimates or assumptions related to the Fund’s deferred tax liability as new information becomes available. The Fund will generally compute deferred income taxes based on the federal income tax rate applicable to corporations and an assumed rate attributable to state taxes.

The Fund’s income tax expense/(benefit) consists of the following:

As of April 30, 2019	Current	Deferred	Total
Federal	$(2,097,493)	$(756,701)	$(2,854,194)
State	(122,195)	(85,926)	(208,121)
Valuation Allowance	—	3,099,248	3,099,248
Total Tax Expense/(Benefit)	$(2,219,688)	$2,256,621	$36,933

Components of the Fund’s deferred tax assets and liabilities are as follows:

As of April 30, 2019
Deferred Tax Assets:
Net Operating Loss Carryforward	$5,256,063
Capital Loss Carryforward	20,742,359
Other	165,136
Total Deferred Tax Assets	26,163,558
Less Valuation Allowance	(20,772,136)
Net Deferred Tax Assets	5,391,422
Deferred Tax Liabilities:
Net Unrealized Gain on Investments	(5,391,422)
Total Deferred Tax Liabilites	(5,391,422)
Net Deferred Tax Assets/(Liability)	$—

Notes to Financial Statements (continued)

April 30, 2019 (Unaudited)

The Fund reviews the recoverability of its deferred tax assets based upon the weight of available evidence. When assessing the recoverability of its deferred tax assets, significant weight was given to the effects of potential future realized and unrealized gains on investments and the period over which these deferred tax assets can be realized. Currently, any capital losses that may be generated by the Fund in the future are eligible to be carried back up to three years and can be carried forward for five years to offset capital gains recognized by the Fund in those years. The Fund has a current capital loss carryforward of $88,700,935 of which $885,715 expires in 2021, $541,080 of which expires in 2023 and $87,274,140 expires in 2024. The Tax Cuts and Jobs Act (TCJA) eliminated the net operating loss carryback ability and replaced the 20 year carryforward period with an indefinite carryforward period for any net operating losses arising in tax years ending after December 31, 2017. Therefore, net operating losses that may be generated by the Fund this year and in the future are eligible to be carried forward indefinitely to offset income generated by the Fund in those years but are no longer eligible to be carried back. The TCJA also established a limitation for any net operating losses generated in tax years beginning after December 31, 2017 to the lesser of the aggregate of available net operating losses or 80% of taxable income before any net operating loss utilization. The Fund has a current net operating loss carryforward of $22,476,605 of which $987,995 can be carried back 2 years and carried forward until expiration in 2036. $8,822,758 of the net operating loss carryforward cannot be carried back and will be carried forward indefinitely until it is utilized. The remaining $12,665,852 of the net operating loss carryforward cannot be carried back, will be carried forward indefinitely and is subject to the aforementioned 80% limitation.

Based upon the Fund’s assessment, it has determined that it is “more-likely-than-not” that a portion of its deferred tax assets will not be realized through future taxable income of the appropriate character. Accordingly, a valuation allowance has been established for the Fund’s deferred tax assets. The Fund will continue to assess the need for a valuation allowance in the future. Significant changes in the fair value of its portfolio of investments may change the Fund’s assessment of the recoverability of these assets and may result in an adjustment of the valuation allowance against all or a portion of the Fund’s gross deferred tax assets.

Total income tax (benefit)/expense (current and deferred) differs from the amount computed by applying the federal statutory income tax rate of 21% to net investment and realized and unrealized gain/(losses) on investment before taxes as follows for the Fund:

	Amount	Rate
Income Tax (Benefit) at Statutory Rate	$(1,882,383)	21.00%
State Income Taxes (Net of Federal Benefit)	(213,749)	2.38
Permanent Differences, Net	(149,052)	1.66
Provision to Return Adjustment	(854,064)	9.53
Other	36,933	(0.41)
Valuation Allowance	3,099,248	(34.58)
Net Income Tax Expense/(Benefit)	$36,933	(0.42)%

The Fund recognizes interest accrued related to unrecognized tax benefits and penalties as income tax expense. For the period from inception to April 30, 2019, the Fund has accrued penalties and interest of $36,933.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more-likely-than-not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on U.S. tax returns and state tax returns filed since inception of the Fund. No U.S. federal or state income tax returns are currently under examination. The Fund’s tax years, October 31, 2015, October 31, 2016, October 31, 2017 and October 31, 2018, remain subject to examination by tax authorities in the United States. Due to the nature of the Fund’s investments, the Fund may be required to file income tax returns in several states. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The adjusted cost basis of investments and gross unrealized appreciation and depreciation of investments excluding written options and securities sold short, for federal income tax purposes were as follows:

Fund	Federal Tax Cost Of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
InfraCap MLP ETF	$585,515,070	$47,731,100	$(24,778,994)	$22,952,106

Notes to Financial Statements (continued)

April 30, 2019 (Unaudited)

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short-term investments), subscriptions in-kind and redemptions in-kind for the period ended April 30, 2019 were as follows:

Fund	Purchases	Sales	Subscriptions In-Kind	Redemptions In-Kind
InfraCap MLP ETF	$436,776,069	$598,541,483	$44,014,761	$—

7. DERIVATIVE FINANCIAL INSTRUMENTS

Options

The Fund may write covered call and put options on portfolio securities and other financial instruments. Premiums received are recorded as liabilities. The liabilities are subsequently adjusted to reflect the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are exercised or are closed are added to or offset against the proceeds or amount paid on the transactions to determine the net realized gain or loss. By writing a covered call option, the Fund, in exchange for the premium, foregoes the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase. By writing a put option, the Fund, in exchange for the premium, accepts the risk of having to purchase a security at an exercise price that is above the current price. Changes in value of written options are reported as change in unrealized gain (loss) on written options in the Statement of Operations. When the written option expires, is terminated or is sold, the Fund will record a gain or loss, which is reported as realized gain (loss) on written options in the Statement of Operations. Written covered call options limit the upside potential of a security above the strike price. Written put options subject the Fund to risk of loss if the value of the security declines below the exercise price minus the put premium.

The Fund may purchase call and put options on the portfolio securities or other financial instruments. The Fund may purchase call options to protect against an increase in the price of the security or financial instrument it anticipates purchasing. The Fund may purchase put options on securities which it holds or other financial instruments to protect against a decline in the value of the security or financial instrument or to close out covered written positions. Changes in value of purchased options are reported as part of change in unrealized gain (loss) on investments in the Statement of Operations. When the purchased option expires, is terminated or is sold, the Fund will record a gain or loss, which is reported as part of realized gain (loss) on investments in the Statement of Operations. Risks may arise from an imperfect correlation between the change in market value of the securities held by the Fund and the prices of options relating to the securities purchased or sold by the Fund and from the possible lack of liquid secondary market for an option. The maximum exposure to loss for any purchased option is limited to the premium initially paid for the option.

Transactions in derivative instruments reflected on the Statement of Assets and Liabilities at April 30, 2019, are:

Assets	Equity Risk
Investments*	$50,488

Liabilities	Equity Risk
Written options, at value	$2,029,698

*	Purchased option contracts are included in Investments on the Statement of Assets and Liabilities.

Transactions in derivative instruments reflected on the Statement of Operations during the period were as follows:

Net Realized Gain (Loss) on:	Equity Risk
Investments**	$4,406,093
Written options	(3,096,951)

**	Purchased option contracts are included in Net Realized Gain (Loss) on Investments on the Statement of Operations.
Change in Net Unrealized Appreciation (Depreciation) on:	Equity Risk
Investments***	$2,884,639
Written options	(1,263,758)

***	Purchased option contracts are included in Change in Net Unrealized Appreciation (Depreciation) on Investments in the Statement of Operations.

For the period ended April 30, 2019, the monthly average market value of the purchased options and written options contracts held by the Fund were $247,050 and $(2,505,010), respectively.

Notes to Financial Statements (continued)

April 30, 2019 (Unaudited)

8. BORROWINGS

The Fund entered into a Lending Agreement (the “Agreement”) with a commercial bank (the “Bank”) that allows the Fund to borrow cash from the Bank. Borrowings under the Agreement are collateralized by investments of the Fund. If the Fund defaults with respect to any of its obligations under the Agreement, the Bank may foreclose on assets of the Fund and/or the Fund may be required to repay immediately, in part or in full, the loan balance outstanding under the Agreement, necessitating the sale of securities at potentially inopportune times. Interest is charged at the 3 Month LIBOR (London Interbank Offered Rate) plus an additional percentage rate on the amount borrowed. The Agreement has an on-demand commitment term. For the period ended April 30, 2019, the average daily borrowings under the Agreement and the daily average interest rate were $171,694,281 and 3.88%, respectively.

At April 30, 2019, the amount of such outstanding borrowings was as follows:

Outstanding Borrowings	Interest Rate
$ 136,960,963	3.78%

9. INVESTMENT RISKS

As with any investment, an investment in the Fund could result in a loss or the performance of the Fund could be inferior to that of other investments. An investor should consider the Fund’s investment objectives, risks, and charges and expenses carefully before investing. The Fund’s prospectus and statement of additional information contain this and other important information.

MLP Risk

Investments in securities of MLPs involve risks that differ from investments in common stock including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner and cash flow risks. MLP common units and other equity securities can be affected by macro-economic and other factors affecting the stock market in general, expectations of interest rates, investor sentiment towards MLPs or the energy sector, changes in a particular issuer’s financial condition or unfavorable or unanticipated poor performance of a particular issuer (in the case of MLPs, generally measured in terms of distributable cash flow). Prices of common units of individual MLPs and other equity securities also can be affected by fundamentals unique to the partnership or company, including earnings power and coverage ratios.

10. 10% SHAREHOLDERS

As of April 30, 2019, the Fund had individual shareholder account(s) and/or omnibus shareholder account(s) (comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding of the Fund as detailed below:

Fund	% of Shares Outstanding	Number of Accounts
InfraCap MLP ETF	48%	3

11. RECENT ACCOUNTING PRONOUNCEMENT

On November 17, 2016, the FASB issued ASU 2016-18, Statement of Cash Flows (Topic 230): Restricted Cash. This update intends to reduce diversity in the presentation of restricted cash and restricted cash equivalents in the statement. Any restricted cash and restricted cash equivalents will be included as components of cash and cash equivalents as presented on the statement of cash flows. For the Trust, the effective date of this update is for periods beginning after December 15, 2017. The ASU has been adopted for the current reporting period. The adoption had no significant impact to the Statements of Cash Flows.

12. SUBSEQUENT EVENTS

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statements of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has determined that there are no material events that would require disclosure.

Approval of Advisory Agreements & Board Considerations (unaudited)

February 12, 2019 Annual Consideration of Advisory and Sub-Advisory Agreements for:
InfraCap MLP ETF (“AMZA”)
InfraCap REIT Preferred ETF (“PFFR”)
Virtus Glovista Emerging Markets ETF (“EMEM”)
Virtus LifeSci Biotech Clinical Trials ETF (“BBC”) (no sub-adviser — Advisory Agreement only)
Virtus LifeSci Biotech Products ETF (“BBP”) (no sub-adviser — Advisory Agreement only)
Virtus Newfleet Multi-Sector Bond ETF (“NFLT”)
Virtus WMC Global Factor Opportunities ETF (“VGFO”)
(each, a “Fund” and collectively, the “Funds”)

On February 12, 2019, at an in-person meeting (the “Meeting”) at which all of the Trustees were present, including all of the Trustees who were not “interested persons” (as that term is defined in the Investment Company Act of 1940) of the Trust (the “Independent Trustees”), the Board of Trustees (the “Board”) of ETFis Series Trust I (the “Trust”), including the Independent Trustees voting separately, reviewed and unanimously approved for each of the respective Funds the continuance of an investment advisory agreement between Virtus ETF Advisers LLC (the “Adviser”) and the Trust (each, an “Advisory Agreement” and collectively, the “Advisory Agreements”) and an investment sub-advisory agreement among each Sub-Adviser,(1) the Adviser and the Trust (each, a “Sub-Advisory Agreement” and collectively, the “Sub-Advisory Agreements”).

At the Meeting, the Board received and reviewed information provided by the Adviser and each of the Sub-Advisers in response to requests of the Board and its counsel, including a memorandum from the Adviser that included a description of the Adviser’s business, a copy of the Adviser’s Form ADV, and certain other information about the Adviser to be considered in connection with the Trustees’ review process (the “Adviser Memorandum”), and a memorandum from each Sub-Adviser that included a description of the Sub-Adviser’s business, a copy of the Sub-Adviser’s Form ADV and certain other information about the Sub-Adviser to be considered in connection with the Trustees’ review process (each, a “Sub-Adviser Memorandum”). The Board also met in person with representatives of the Adviser to discuss the Funds.

Advisory Agreements

In deciding on whether to approve the continuance of the Advisory Agreements with the Adviser on behalf of the Funds, the Board considered numerous factors, including:

The nature, extent, and quality of the services provided by the Adviser. The Board considered the responsibilities the Adviser has under the respective Advisory Agreement, and the services provided by the Adviser to the Funds, including, without limitation, the management, oversight, and administrative services that the Adviser and its employees provide to the Funds, the Adviser’s coordination of services for the Funds by the Trust’s service providers, and its compliance procedures and practices, particularly with respect to the Trust’s exemptive order permitting the operation of the Funds as exchange-traded funds. The Board noted that many of the Trust’s executive officers are employees of the Adviser, and serve the Trust without additional compensation from the Funds. The Board also considered the information in the Adviser Memorandum, including descriptions of the Adviser’s investment advisory services and its related non-advisory business. The Board concluded that the quality, extent, and nature of the services provided by the Adviser are satisfactory and adequate for the Funds.

The investment management capabilities and experience of the Adviser. The Board evaluated the management experience of the Adviser, in light of the services it has provided to each Fund. In particular, the Board received information from the Adviser regarding, among other things, the Adviser’s experience in organizing, managing and overseeing the Funds and coordinating their operation and administration, and, with respect to the Virtus LifeSci Biotech Clinical Trials ETF and the Virtus LifeSci Biotech Products ETF, the Board received information regarding the Adviser’s performance (including tracking error) in implementing the strategies. The Board determined that the Adviser possessed adequate capabilities and experience for the management of each Fund.

The costs of the services provided and profits to be realized by the Adviser from its relationship with the Funds. The Board examined and evaluated the arrangements between the Adviser and the Funds under the Advisory Agreements. The Board considered the fact that AMZA, EMEM, PFFR, BBC, BBP and VGFO utilize a “unified fee” structure in which a Fund’s ordinary operating expenses (subject to customary exclusions) are paid from the Adviser’s and/or Sub-Adviser’s management fee. The Board also considered that NFLT is subject to an expense limitation agreement (subject to customary exclusions) to cap the Fund’s total expenses. The Board noted that, under either arrangement, the Adviser or Sub-Adviser would likely supplement a portion of the cost of operating each Fund for some period of time

(1)	The Sub-Advisers include Infrastructure Capital Advisors, LLC; Glovista Investments LLC; Newfleet Asset Management, LLC; and Wellington Management Company LLP.

Approval of Advisory Agreements & Board Considerations (unaudited) (continued)

and considered the benefits that would accrue to those Funds. In addition, the Board considered that for EMEM, the Adviser has contractually agreed to waive a portion of the Fund’s management fee equal to 0.03% of the Fund’s average daily net assets, which would have the effect of reducing the Acquired Fund Fees and Expenses (the “Fee Waiver Agreement”).

The Board also considered potential benefits for the Adviser in managing the Funds, including promotion of the Adviser’s name and the interests of the Adviser in providing management and oversight services to the Funds. In addition, at the Meeting, the Board compared the management fee and total expense ratio of the Funds to the expense ratios of other funds considered by the Adviser to have similar investment objectives and strategies to the Funds and comparable assets under management (“AUM”). Following these comparisons and upon further consideration and discussion of the foregoing, the Board concluded that the fees to be paid to the Adviser by the Funds (including, where applicable, pursuant to the Sub-Advisory Agreements) are appropriate and representative of arm’s-length negotiations.

The extent to which economies of scale would be realized as the Funds grow and whether management fee levels reflect these economies of scale for the benefit of the Funds’ investors. The Board considered the AUM and operational history of each of the Funds, together with the fees paid to the Adviser (including, where applicable, any capped fees). The Board considered that AMZA, EMEM, PFFR, BBC, BBP and VGFO are subject to a unified fee. The Board considered that the Funds have experienced benefits from the unified fee arrangement, and would continue to do so even after each Fund’s assets grow to a level where the Adviser and/or Sub-Adviser is no longer required to reimburse the Fund’s ordinary operating expenses in excess of the amount received by the Adviser and/or Sub-Adviser under the unified fee. Accordingly, the Board concluded that each Fund’s fee arrangement with the Adviser and Sub-Adviser would provide benefits through the unified fee structure, and that, at each Fund’s current and projected asset levels, each Fund’s arrangement with the Adviser would be appropriate.

The Board considered that NFLT currently experiences benefits from the capped fees pursuant to the expense limitation agreement and that EMEM benefits from a fee waiver agreement. Accordingly, the Board concluded that, in light of the current AUM for each of the Funds, it was not necessary to consider economies of scale at this time.

Other benefits derived by the Adviser from its relationship with the Funds. The Board considered material “fall-out” or ancillary benefits that accrue to the Adviser as a result of its relationship with each Fund (other than the advisory fee). The Board noted that ETF Distributors LLC (the “Distributor”), an affiliate of the Adviser, serves as principal underwriter for the Funds, and that Virtus ETF Solutions LLC (the “Administrator”), also an affiliate of the Adviser, serves as the operational administrator for the Funds. The Board noted that the Adviser is responsible for the payment of any fees to the Distributor and the Administrator. The Board considered that the association of the Distributor and the Administrator with the Funds could result in non-quantifiable reputational benefits for those entities. Based on the foregoing information, the Board concluded that such potential benefits are immaterial to its consideration and approval of the continuance of the Advisory Agreements.

Conclusion. The Board did not identify any single factor as being of paramount importance, and different Trustees may have given different weight to different factors. The Board reviewed with counsel to the Independent Trustees the legal standards applicable to its consideration of the Advisory Agreements. Based on its review, including consideration of each of the factors referenced above, the Board determined, in the exercise of its reasonable business judgment, that the Advisory Agreements were fair and reasonable in light of the services performed or to be performed, expenses incurred or to be incurred and such other matters as the Board considered relevant.

After full consideration of the above factors as well as other factors, the Board, including the Independent Trustees, unanimously approved the continuance of the Advisory Agreements on behalf of the Funds.

Sub-Advisory Agreements

In deciding on whether to approve the continuance of the Sub-Advisory Agreements with each Sub-Adviser on behalf of the respective Funds, the Board considered numerous factors, including:

The nature, extent, and quality of the services provided by the Sub-Advisers. The Board considered the responsibilities the Sub-Advisers have under the Sub-Advisory Agreements and the services provided by the Sub-Advisers including, without limitation, the investment advisory services and each Sub-Adviser’s compliance procedures and practices. After reviewing the foregoing information and further information in the materials, including each Sub-Adviser Memorandum (which included descriptions of each Sub-Adviser’s business and each Sub-Adviser’s Form ADV), the Board concluded that the quality, extent, and nature of the services provided by the Sub-Advisers are satisfactory and adequate for the Funds.

The investment management capabilities and experience of the Sub-Advisers. The Board evaluated the investment management experience of the Sub-Advisers and experience of the Sub-Advisers in carrying out the day-to-day management of the respective Fund’s portfolio. In particular, the Board received information from each Sub-Adviser regarding the performance of its portfolio managers in

Approval of Advisory Agreements & Board Considerations (unaudited) (continued)

implementing the investment strategies for the respective Fund. The Board discussed the investment objective and strategies for each Fund and each Sub-Adviser’s performance (including tracking error, if applicable) in implementing the strategies. The Board noted the above-average distribution rate and use of leverage by AMZA. After consideration of these factors, the Board determined that each Sub-Adviser continued to be an appropriate sub-adviser to the respective Fund.

The costs of the services provided and profits to be realized by the Sub-Advisers from their relationship with the respective Funds. The Board examined and evaluated the arrangements between the respective Sub-Adviser and the Adviser under the Sub-Advisory Agreements. The Board considered the fact that AMZA, EMEM, PFFR, and VGFO utilize a “unified fee” structure in which a Fund’s ordinary operating expenses (subject to customary exclusions) are paid from the Adviser’s and/or Sub-Adviser’s management fee. The Board also considered that NFLT is subject to an expense limitation agreement (in each case, subject to customary exclusions) to cap the Fund’s total expenses. The Board considered the extent to which each Sub-Adviser bears a portion of Fund expenses. The Board noted that, under either arrangement, the Sub-Advisers would likely supplement a portion of the cost of operating the Funds for some period of time and considered the benefits that would accrue to those Funds.

The Board considered the Sub-Advisers’ staffing, personnel, and methods of operating; the Sub-Advisers’ compliance policies and procedures; the financial condition of the Sub-Advisers and the level of commitment to the Funds by the Sub-Advisers; the current and projected asset levels of the Funds; the Sub-Advisers’ payment of startup costs for the Funds; and the overall projected expenses of the Funds. The Board also considered potential benefits to the Sub-Advisers in sub-advising the respective Funds, including promotion of the Sub-Advisers’ names.

The Board compared the fees and expenses of the Funds (including the sub-advisory fee) to other funds considered by the Adviser to have investment objectives and strategies similar to the Funds and comparable AUM. Following these comparisons and upon further consideration and discussion of the foregoing, the Board concluded that the fees to be paid to the Sub-Advisers (including, where applicable, pursuant to the Advisory Agreements) are appropriate and representative of arm’s-length negotiations.

The extent to which economies of scale would be realized as the Funds grow and whether sub-advisory fee levels reflect these economies of scale for the benefit of the Funds’ investors. The Board considered the AUM and operational history of each of the Funds, together with the fees paid to the respective Sub-Advisers (including, where applicable, any capped fees). The Board considered that AMZA, EMEM, PFFR, and VGFO are subject to a unified fee. The Board considered that the Funds have experienced benefits from the unified fee arrangement, and that NFLT benefits from any additional capped fees, particularly where Sub-Advisers are paying Fund expenses in excess of their sub-advisory fee. The Board considered that the applicable Fund would continue to experience such benefits even after each Fund’s assets grow to a level where the Sub-Adviser is no longer required to waive its sub-advisory fee or reimburse the Fund’s expenses in excess of the amount received by the Sub-Adviser under its Sub-Advisory Agreement. Accordingly, the Board concluded that, in light of the current AUM for each of the Funds, it was not necessary to consider economies of scale at this time.

Conclusion. The Board did not identify any single factor as being of paramount importance, and different Trustees may have given different weight to different factors. The Board reviewed with counsel to the Independent Trustees the legal standards applicable to its consideration of each Sub-Advisory Agreement. Based on its review, including consideration of each of the factors referenced above, the Board determined, in the exercise of its reasonable business judgment, that the sub-advisory arrangements, as outlined in each Sub-Adviser’s Sub-Advisory Agreement, were fair and reasonable in light of the services performed or to be performed, expenses incurred or to be incurred, and such other matters as the Board considered relevant.

After full consideration of the above factors as well as other factors, the Board, including the Independent Trustees, unanimously approved the continuance of each of the Sub-Advisory Agreements with the respective Sub-Adviser on behalf of each Fund.

Approval of Advisory Agreements & Board Considerations (unaudited) (continued)

Approvals with Respect to Virtus Private Credit Strategy ETF and Virtus Real Asset Income ETF

On November 8, 2018, at an in-person meeting (the “Meeting”) at which all of the Trustees who were not “interested persons” (as that term is defined in the Investment Company Act of 1940) of the Trust (the “Independent Trustees”) were present, the Board of Trustees (the “Board”) of ETFis Series Trust I (the “Trust”), including the Independent Trustees voting separately, reviewed and unanimously approved an investment advisory agreement between Virtus ETF Advisers LLC (the “Adviser”) and the Trust (the “Advisory Agreement”) with respect to the Virtus Private Credit Strategy ETF and the Virtus Real Asset Income ETF (each, a “Fund” and, together, the “Funds”).

At the Meeting, the Board received and reviewed a substantial amount of information provided by the Adviser in response to requests of the Board and counsel, including, without limitation, a memorandum from the Adviser that included a description of the Adviser’s business, a copy of the Adviser’s Form ADV and certain other information about the Adviser to be considered in connection with the Trustees’ review process (the “Adviser Memorandum”). The Board also met in person with representatives of the Adviser to discuss the proposed Funds.

Advisory Agreement

In deciding on whether to approve the Advisory Agreement on behalf of the Funds, the Board considered numerous factors, including:

The nature, extent, and quality of the services to be provided by the Adviser. The Board considered the responsibilities the Adviser would have under the Advisory Agreement and the services that would be provided by the Adviser to the Funds including, without limitation, its investment advisory services; the management, oversight and administrative services that the Adviser and its employees would provide to the Funds; the services already provided by the Adviser related to organizing the Funds; the Adviser’s coordination of services for the Funds by the Trust’s service providers; its compliance procedures and practices; and its efforts to promote the Funds. The Board also considered the quality of the services that the Adviser provides to other series in the Virtus fund complex, including other series of the Trust. The Board noted that many of the Trust’s executive officers are employees of the Adviser and serve the Trust without additional compensation from the Funds. After reviewing the foregoing information and further information in the Adviser Memorandum (including descriptions of the Adviser’s investment advisory services and its related non-advisory business), and discussing the Adviser’s proposed services to the Funds, the Board concluded that the quality, extent, and nature of the services proposed to be provided by the Adviser would be satisfactory and adequate for the Funds.

The investment management capabilities and experience of the Adviser. The Board evaluated the management experience of the Adviser in light of the services it will be providing, and the experience of the Adviser in carrying out the day-to-day management of each Fund’s portfolio. In particular, the Board received information from the Adviser regarding the anticipated performance of its portfolio managers in implementing the investment strategies for each Fund, as well as the Adviser’s experience in organizing, managing and overseeing exchange-traded funds and coordinating their operation and administration. After consideration of these factors, the Board determined that the Adviser would be an appropriate manager for the Funds.

The costs of the services to be provided and profits to be realized by the Adviser from its relationship with the Funds. The Board examined and evaluated the arrangement between the Adviser and the Funds under the proposed Advisory Agreement, including the fact that the Adviser will utilize a “unified fee” structure to cap each Fund’s total expenses. The Board considered the Adviser’s staffing, personnel, and methods of operating; the Adviser’s compliance policies and procedures; the financial condition of the Adviser and its parent, and the level of commitment to the Funds by the Adviser; the projected asset levels of each Fund; and the overall projected expenses of each Fund. The Board also considered potential benefits for the Adviser in managing the Funds, including promotion of the Adviser’s name and the interests of the Adviser in providing management and oversight services to the Funds.

In addition, at the Meeting, the Board compared the management fee of each Fund (which also represents the anticipated total expense ratio for the Fund as a result of the unified fee structure) to the expense ratios of other funds considered by the Adviser to have similar investment objectives and strategies to the Fund, and assets under management comparable to the projected asset levels of each Fund. Following these comparisons and upon further consideration and discussion of the foregoing, the Board concluded that the fee to be paid to the Adviser by each Fund would be appropriate and within the range of what would have been negotiated at arm’s length.

Approval of Advisory Agreements & Board Considerations (unaudited) (continued)

The extent to which economies of scale would be realized as each Fund grows and whether management fee levels reflect these economies of scale for the benefit of the Fund’s investors. The Board considered that each Fund’s proposed fee arrangement with the Adviser involves a unified fee. The Board considered that each Fund would likely experience benefits from the proposed unified fee arrangement, and would continue to do so even after the Fund’s assets grow to a level where the Adviser is no longer required to reimburse the Fund’s ordinary operating expenses in excess of the amount received by the Adviser under the unified fee. Accordingly, the Board concluded that each Fund’s fee arrangement with the Adviser would provide benefits through the proposed unified fee structure, and that, at each Fund’s projected asset levels, each Fund’s proposed arrangement with the Adviser would be appropriate.

Other benefits derived by the Adviser from its relationship with the Funds. The Board considered material “fall-out” or ancillary benefits that would accrue to the Adviser as a result of its relationship with the Funds (other than the advisory fee). The Board noted that ETF Distributors LLC (the “Distributor”), an affiliate of the Adviser, will serve as principal underwriter for the Funds, and that Virtus ETF Solutions LLC (the “Administrator”), also an affiliate of the Adviser, will serve as the operational administrator for the Funds. The Board noted that the Adviser will be responsible for the payment of any fees to the Distributor and the Administrator. The Board considered that the association of the Distributor and the Administrator with the Funds could result in non-quantifiable reputational benefits for those entities. Based on the foregoing information, the Board concluded that such potential benefits are immaterial to its consideration and approval of the Advisory Agreement.

Conclusion. The Board did not identify any single factor as being of paramount importance, and different Trustees may have given different weight to different factors. The Board reviewed with counsel to the Independent Trustees the legal standards applicable to its consideration of the Advisory Agreement. Based on its review, including consideration of each of the factors referenced above, the Board determined, in the exercise of its reasonable business judgment, that the advisory arrangement with respect to each Fund, as outlined in the Advisory Agreement, was fair and reasonable in light of the services to be performed, expenses to be incurred and such other matters as the Board considered relevant.

After full consideration of the above factors as well as other factors, the Board, including the Independent Trustees, unanimously approved the Advisory Agreement on behalf of the Funds.

Supplemental Information (unaudited)

INFORMATION ABOUT PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings for their first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Form N-PORT. The Funds’ Form N-PORT are available without charge, upon request, by calling toll-free at (888) 383-4184. Furthermore, you may obtain the Form N-PORT on the SEC’s website at www.sec.gov. The Funds’ portfolio holdings are posted daily on the Funds’ website at www.virtusetfs.com.

The Funds’ premium/discount information that is current as of the most recent month-end is available by visiting www.virtusetfs.com or by calling (888) 383-4184.

INFORMATION ABOUT PROXY VOTING

A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge upon request by calling toll-free at (888) 383- 4184, by accessing the SEC’s website at www.sec.gov, or by accessing the Funds’ website at www.virtusetfs.com.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30th is available by calling toll-free at (888) 383-4184 or by accessing the SEC’s website at www.virtusetfs.com.

IMPORTANT NOTICE TO SHAREHOLDERS

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect at any time to receive not only shareholder reports but also other communications such as prospectuses from the Fund electronically, or you alternatively may elect to receive all future shareholder reports in paper free of charge. Please contact your financial intermediary to make your request and to determine whether an election made with the financial intermediary will apply to all funds in which you own shares through that intermediary.

c/o ETF Distributors LLC

1540 Broadway, Suite 1610
New York, NY 10036

8572(06/19)

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant does not have procedures in place to consider nominees recommended by shareholders. The registrant’s nominating committee generally will not consider nominees recommended by shareholders.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ETFis Series Trust I

By (Signature and Title)*	/s/	William J. Smalley
William J. Smalley, President and Principal Executive Officer
(Principal Executive Officer)

Date	7/02/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/	William J. Smalley
William J. Smalley, President and Principal Executive Officer
(Principal Executive Officer)

Date	7/02/2019

By (Signature and Title)*	/s/	Brinton W. Frith
Brinton W. Frith, Treasurer and Principal Financial Officer
(Principal Financial Officer)

Date	7/02/2019

* Print the name and title of each signing officer under his or her signature.